Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	CNH Capital LLC
Entity Central Index Key	0001552493
Document Type	S-4
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Gain on retail, wholesale and revolving credit notes sold													38	147,461
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Other than temporary impairment of retained interests												815	4,108	37,468
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
INCOME BEFORE TAXES	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to the noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 56,477	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 45,858	$ 57,965	$ 24,394	$ 32,402	$ 167,860	$ 155,637	$ 200,046	$ 160,619	$ 113,276

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 56,951	$ 52,857	$ 169,086	$ 156,737	$ 201,534	$ 162,480	$ 115,718
Other comprehensive (loss) income:
Foreign currency translation adjustment	25,696	(36,305)	24,692	(22,209)	(12,012)	20,260	43,601
Defined benefit pension plans:
Pension liability adjustment (net of tax expense of $58, $48, $172, $173, and net of tax benefit of $178, tax expense of $301 and tax benefit of $172, respectively)	93	78	283	256	(388)	486	(278)
Unrealized gains on retained interests:
Unrealized gains on retained interests (net of tax benefit of $232, $626, $811, $1,408, and net of tax benefit of $1,739, and tax expense of $2,112 and 11,469, respectively)	(381)	(1,017)	(1,338)	(2,120)	(2,602)	3,407	20,141
Derivative financial instruments:
Losses reclassified to earnings (net of tax expense of $546, $1,958, $1,864, $5,635, and net of tax benefit of $8,110, $13,805 and $14,067 respectively)	1,124	2,020	3,519	8,855	9,326	20,711	19,526
Losses (gains) deferred (net of tax benefit (expense) of ($4), $3,908, $113, $6,955, and net of tax benefit $8,535, 10,459 and $4,644, respectively)	16	(6,538)	(247)	(12,063)	(11,250)	(15,848)	(6,032)
Other comprehensive (loss) income	26,548	(41,762)	26,909	(27,281)	(16,926)	29,016	76,958
COMPREHENSIVE INCOME	83,499	11,095	195,995	129,456	184,608	191,496	192,676
Less: comprehensive income attributable to noncontrolling interest	(474)	(295)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 83,025	$ 10,800	$ 194,769	$ 128,356	$ 183,120	$ 189,635	$ 190,234

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax benefit (expense)	$ (58)	$ (48)	$ (172)	$ (173)	$ 178	$ (301)	$ 172
Unrealized gains on retained interests, tax benefit (expense)	232	626	811	1,408	1,739	(2,112)	(11,469)
Losses reclassed to earnings, tax benefit (expense)	(546)	(1,958)	(1,864)	(5,635)	8,110	13,805	14,067
Losses (gains) deferred, tax benefit (expense)	$ (4)	$ 3,908	$ 113	$ 6,955	$ 8,535	$ 10,459	$ 4,644

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses of $98,351, $106,673 and $118,730 respectively	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill	118,213	116,830		117,651	115,907
Other intangible assets, net	2,650	3,259		3,373
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt (including current maturities of long-term debt)	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
STOCKHOLDER'S EQUITY:
Member's capital
Paid-in capital	839,754	836,721		836,721
Accumulated other comprehensive income	55,625	28,716		45,642
Retained earnings	494,779	326,919		211,873
Total CNH Capital LLC stockholder's equity	1,390,158	1,192,356		1,094,236
Noncontrolling interest	56,549	54,889		53,401
Total stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	$ 13,025,824	$ 11,901,151		$ 10,883,489

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 98,351	$ 89,086	$ 106,673	$ 95,835	$ 96,129	$ 118,730	$ 132,271
Restricted cash	675,138		767,359			773,254
Receivables, less allowance for credit losses	11,086,786		9,386,549			8,627,213
Equipment on operating leases, net	738,517		647,617			613,893
TOTAL	13,025,824		11,901,151			10,883,489	4,814,279
Short-term debt (including current maturities of long-term debt)	4,794,087		4,796,035			3,875,932
Long-term debt	5,215,730		4,587,773			4,043,897
TOTAL			8,218,036			7,412,100
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	58,744		39,309			42,246
Restricted cash	675,038		738,478			743,931
Receivables, less allowance for credit losses	8,398,137		7,823,615			7,029,265
Equipment on operating leases, net	104,179		94,018			89,556
TOTAL	9,177,354		8,656,111			7,862,752
Short-term debt (including current maturities of long-term debt)	4,631,998		4,583,407			3,547,338
Long-term debt	4,313,369		3,634,629			3,864,762
TOTAL	$ 8,945,367		$ 8,218,036			$ 7,412,100

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 162,480	$ 115,718
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	118,014	116,349
Amortization on intangibles	1,273	1,026
Provision for credit losses	76,394	88,942
Loss on disposal of software		446
Other than temporary impairment of retained interests	4,108	37,468
Gain on retail, wholesale and revolving credit notes sold	(38)	(147,461)
Deferred income tax expense	48,765	16,011
Changes in components of working capital:
Decrease (increase) in servicing fee receivables	2,789	(166)
Increase in affiliated accounts and notes receivables	(39,603)	(39,531)
(Increase) decrease in other assets and equipment held for sale	8,608	(5,078)
Increase (decrease) in accounts payable and other accrued liabilities	(53,012)	(50,165)
Increase in other, net	27,249	72,277
Net cash from operating activities	357,027	205,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(15,733,642)	(13,587,107)
Proceeds from sales of receivables	23,825	7,802,700
Collections of receivables	15,431,514	7,813,701
Decrease (increase) in restricted cash	(146,348)	37,749
Purchase of equipment on operating leases	(356,902)	(260,047)
Proceeds from disposal of equipment on operating leases	225,861	134,232
Purchase of asset-backed certificates		(58,919)
Principal pay down of asset-backed certificates		21,000
Purchase of software	(1,199)	(1,222)
Expenditures for property and equipment		(43)
Net cash from (used in) investing activities	(556,891)	1,902,044
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of affiliated debt		118,557
Payment of affiliated debt	(555,950)	(1,196,181)
Proceeds from issuance of long-term debt	2,295,152	407,772
Payment of long-term debt	(1,130,767)	(961,371)
Increase (decrease) in revolving credit facilities	(90,794)	(98,083)
Dividends paid to CNH America LLC	(295,000)	(150,000)
Net cash from (used in) financing activities	222,641	(1,879,306)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	22,777	228,574
CASH AND CASH EQUIVALENTS:
Beginning of period	398,015	169,441
End of period	420,792	398,015
CASH PAID DURING THE YEAR FOR INTEREST	311,707	181,168
CASH PAID DURING THE YEAR FOR TAXES	$ 92,492	$ 40,577

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2008	$ 1,251,912	$ 836,721	$ (23,556)	$ 389,649	$ 49,098
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(150,000)			(150,000)
Comprehensive income (loss):
Net income	115,718			113,276	2,442
Foreign currency translation adjustment	43,601		43,601
Pension liability adjustment, net of tax	(278)		(278)
Unrealized gain on retained interests, net of tax	20,141		20,141
Derivative financial instruments:
Losses reclassified to earnings, net of tax	19,526		19,526
Losses deferred, net of tax	(6,032)		(6,032)
Cumulative effect from change in accounting for other-than-temporary impairment on retained interests			(3,786)	3,786
BALANCE at Dec. 31, 2009	1,294,588	836,721	49,616	356,711	51,540
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(295,000)			(295,000)
Comprehensive income (loss):
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
Derivative financial instruments:
Losses reclassified to earnings, net of tax	20,711		20,711
Losses deferred, net of tax	(15,848)		(15,848)
Cumulative effect from change in accounting for consolidation of certain variable interest entities	(43,447)		(32,990)	(10,457)
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Comprehensive income (loss):
Net income	156,737			155,637	1,100
Foreign currency translation adjustment	(22,209)		(22,209)
Pension liability adjustment, net of tax	256		256
Unrealized gain on retained interests, net of tax	(2,120)		(2,120)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	8,855		8,855
Losses deferred, net of tax	(12,063)		(12,063)
BALANCE at Sep. 30, 2011	1,277,093	836,721	18,361	367,510	54,501
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(85,000)			(85,000)
Comprehensive income (loss):
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	9,326		9,326
Losses deferred, net of tax	(11,250)		(11,250)
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Comprehensive income (loss):
Net income	169,086			167,860	1,226
Foreign currency translation adjustment	24,692		24,692
Pension liability adjustment, net of tax	283		283
Unrealized gain on retained interests, net of tax	(1,338)		(1,338)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	3,519		3,519
Losses deferred, net of tax	(247)		(247)
BALANCE at Sep. 30, 2012	$ 1,446,707	$ 839,754	$ 55,625	$ 494,779	$ 56,549

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

        CNH Capital LLC and its wholly owned operating subsidiaries, including New Holland Credit Company, LLC, CNH Capital America LLC and CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly owned subsidiary of CNH Global N.V. ("CNH"). CNH is incorporated in and under the laws of The Netherlands.

        As of December 31, 2011, Fiat Industrial S.p.A. ("Fiat Industrial", and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 88% of CNH outstanding common shares through its wholly owned subsidiary, Fiat Netherlands Holding B.V. ("Fiat Netherlands").

        On January 1, 2011, Fiat S.p.A. ("Fiat" and, together with its subsidiaries, the "Fiat Group") effected a "demerger" under Article 2506 of the Italian Civil Code. Pursuant to the demerger, Fiat transferred its ownership interest in Fiat Netherlands to a new holding company, Fiat Industrial, including Fiat's indirect ownership of CNH, as well as Fiat's truck and commercial vehicles business and its industrial and marine powertrain business. Consequently, as of January 1, 2011, CNH became a subsidiary of Fiat Industrial. In connection with the demerger transaction, shareholders of Fiat received shares of capital stock of Fiat Industrial. Accordingly, effective as of January 1, 2011, Fiat Industrial owned approximately 89% of CNH outstanding common shares through Fiat Netherlands.

        CNH manufactures agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers located primarily in the United States and Canada. To support CNH North America's sales of agricultural and construction equipment products, the Company offers retail financing to end-use customers and wholesale financing to CNH North America equipment dealers, which are almost entirely independently owned. Wholesale financing consists primarily of dealer floorplan financing and allows dealers the ability to maintain a representative inventory of products. In addition, the Company provides financing to dealers for equipment used in dealer-owned rental yards, parts inventory, working capital, and other financing needs. The Company provides and administers retail financing, primarily retail installment sales contracts and finance leases, to end-use customers for the purchase or lease of new and used CNH North America equipment and other agricultural and construction equipment sold through CNH North America dealers and distributors. In addition, the Company purchases equipment from dealers that is leased to retail customers under operating lease agreements. Customers also use the Company's private-label revolving charge account products to purchase parts, service, rentals, implements, and attachments from CNH North America dealers. The Company also finances a variety of insurance and other products for end users and dealers in conjunction with the purchase of new and used equipment. As a captive finance company, the Company is reliant on the operations of CNH North America, its customers, and end-use customers.

        The Company competes primarily with banks, finance companies, and other financial institutions. Typically, this competition is based upon financial products and services offered, customer service, financial terms and interest rates charged. The Company's long-term profitability is largely dependent on the cyclical nature of the agricultural and construction equipment industries and on prevailing interest rates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        As of the beginning of 2010, CNH Capital adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company's securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in "Receivables". For additional information, see "New Accounting Pronouncements Adopted" below, "Note 3: Receivables" and "Note 7: Credit Facilities and Debt".

        The Company adopted the guidance prospectively in 2010, and therefore, the financial statements prepared for 2010 and future periods will reflect the new accounting requirements, but the financial statements for periods ending on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statement of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued by the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing activities rather than cash flows from operating or investing activities.

Use of Estimates in the Preparation of Financial Statements

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases, allowance for credit losses, and tax contingencies. Actual results could differ from those estimates.

Revenue Recognition

        Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on receivables is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        A substantial portion of the Company's interest income arises from retail sales programs offered by CNH North America on which finance charges are waived or below-market rate financing programs are offered. When the Company acquires retail installment sales contracts and finance leases subject to below-market interest rates, including waived interest rate financing, the Company is compensated by CNH North America in an amount equal to the present value of the difference between the payments at the customer rate and the payments at the market rate. This amount is initially recognized as an unearned finance charge and is recognized as interest income over the term of the retail notes and finance leases, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        For selected wholesale receivables, CNH North America compensates the Company for the difference between market interest rates and the amount paid by the dealer. The amounts recognized in 2011 and 2010 are included in "Interest and other income from affiliates" and in 2009 are included in either "Interest and other income from affiliates" or "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on the accounting guidance applicable during that year.

        The Company is also compensated for lending funds to CNH North America. The amounts earned are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Income from operating leases is recognized over the term of the lease on a straight-line basis. For selected operating leases, CNH North America compensates the Company for the difference between market rental rates and the amount paid by the customer. The amounts from CNH North America recognized as rental income on operating leases were included in "Interest and other income from affiliates."

Foreign Currency Translation

        The Company's non-U.S. subsidiaries maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period, and gains and losses from foreign currency transactions are included in net income in the period that they arise.

Cash and Cash Equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

        Restricted cash includes principal and interest payments from wholesale, retail and revolving credit receivables owned by the consolidated VIEs that are payable to the investors in the asset-backed securities that issued debt of those entities, and cash pledged as a credit enhancement to those same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Receivables and Receivable Sales

        Receivables are recorded at face value, net of allowances for credit losses and deferred fees and costs. Allowances for credit losses are determined based on past experience with similar receivables including current and historical past due amounts, dealer termination rates, write-offs, collections and economic conditions.

        Periodically, the Company sells or transfers retail, wholesale and revolving credit receivables to funding facilities or in securitization transactions. Prior to January 1, 2010, these transactions were primarily accounted for as sales. In the accordance with the new accounting guidance, adopted on January 1, 2010, regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail, wholesale and revolving credit receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization.

        For those receivable securitizations which continue to qualify as sales, the Company retains interest-only strips, servicing rights and cash reserve accounts, all of which are recorded at fair value as retained interests in the securitized receivables. Changes in these fair values are recorded in other accumulated comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate are included in net income. An OTTI due to a change in the discount rates would be included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of specific receivables reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral values, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Equipment on Operating Leases

        The Company purchases leases and equipment from CNH North America dealers and other independent third parties that have leased equipment to retail customers under operating leases. The Company's investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on the Company's future ability to re-market the equipment under then prevailing market conditions. The Company continually evaluates whether events and circumstances have occurred which affect the estimated residual values of equipment on operating leases and adjusts estimated residual values if necessary. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

        Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Intangible Assets

        Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill is deemed to have an indefinite useful life and is reviewed for impairment at least annually. During 2011 and 2010, the Company performed its annual impairment review as of December 31, and concluded that there was no impairment in either year. Other intangible assets consist of software and are being amortized on a straight-line basis over five years.

Income Taxes

        The provision for income taxes is determined using the asset and liability method. The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Derivatives

        The Company's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. The Company records derivative financial instruments in the consolidated balance sheets as either an asset or liability measured at fair value. The fair value of the Company's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in accumulated other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is reported in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately into income.

        For derivative financial instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. The Company assesses the effectiveness of the hedging instrument both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

New Accounting Pronouncements Adopted

Troubled Debt Restructurings

        In April 2011, the Financial Accounting Standards Board ("FASB") issued accounting guidance that clarifies creditors' account treatment and reporting obligations concerning troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see "Note 3: Receivables".

Presentation of Comprehensive Income

        In June 2011, the FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new reporting required by this accounting guidance has been included in these financial statements.

Transfer of Financial Assets and Consolidation of VIEs

        In June 2009, the FASB issued new accounting guidance which changes the accounting for transfers of financial assets. The guidance eliminates the concept of a qualifying special purpose entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

        In June 2009, the FASB also issued new accounting guidance which amends the accounting for VIEs. The guidance changes the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminates the scope exception for QSPEs, increases the frequency for reassessing consolidation of VIEs and creates new disclosure requirements about an entity's involvement in a VIE.

        The Company adopted the new guidance on January 1, 2010. As a significant portion of the Company's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Therefore, the Company consolidated the receivables and related liabilities held by these VIEs based on the carrying amounts of the assets and liabilities, as prescribed by the new guidance. The impact of the Company's adoption of the new guidance on January 1, 2010 is as follows:

Adjustment for New Guidance
Restricted cash	$548,400
Receivables less allowance for credit losses of $59,090	5,558,535
Retained interest	(475,302)
Equipment held for sale	17,304
Other assets	59,146

Total assets	5,708,083

Accounts payable and other accrued liabilities	2,725
Short-term debt	3,387,715
Long-term debt	2,361,090

Total liabilities	5,751,530
Total equity	(43,447)

Total liabilities and equity	$5,708,083

        The assets of the VIEs include restricted cash and certain receivables that are restricted to settle the obligations of those entities and are not expected to be available to the Company or its creditors. Liabilities of the consolidated VIEs include secured borrowings for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

        The Company adopted the guidance prospectively in 2010 and, therefore, the financial statements prepared for 2010 and subsequent periods reflect the new accounting requirements, but the financial statements for periods ended on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statements of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued from the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance, and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing transactions rather than cash flows from operating or investing activities. For further information regarding this new guidance, see "Note 3: Receivables", "Note 7: Credit Facilities and Debt", and "Note 9: Financial Instruments".

RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of September 30, 2012 and December 31, 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities, which are limited-purpose, bankruptcy-remote SPEs. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited-purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of subordinated interests in the trusts.

        Three private retail transactions totaling $60,171 and $108,476 were not included in the Company's consolidated balance sheets as of September 30, 2012 and December 31, 2011, respectively.

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis and incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of September 30, 2012 and December 31, 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

        For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of September 30, 2012, the Company had approximately 1,100 retail and finance lease receivable contracts of which the pre-modification value was $37,350 and the post-modification value was $34,833. The court has determined the concession in 632 of these cases. The pre-modification value of these contracts was $11,568 and the post-modification value was $9,853. As of September 30, 2011, the Company had approximately 1,500 retail and finance lease receivable contracts of which the pre-modification value was $39,780 and the post-modification value was $37,555. The court has determined the concession in 625 of these cases. The pre-modification value of these contracts was $9,007 and the post-modification value was $7,920. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended September 30, 2012 and 2011.

        As of September 30, 2012, the Company had five wholesale agreements with a pre- and post-modification balance of approximately $21,623 and $20,274, respectively. As of September 30, 2011, the Company had five wholesale agreements with a pre- and post- modification balance both of approximately $21,000. The wholesale TDRs that subsequently defaulted were immaterial for the three and nine months ended September 30, 2012 and 2011.

NOTE 3: RECEIVABLES

        A summary of receivables included in the accompanying consolidated balance sheets as of December 31, 2011 and 2010 is as follows:

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

        Wholesale notes and accounts receivable arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have "interest-free" periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the "interest-free" period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any "interest-free" period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The "interest-free" periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2011, 2010 or 2009 relating to the termination of dealer contracts.

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Maturities of wholesale notes and accounts, retail and other notes, and finance leases as of December 31, 2011, are as follows:

2012	$5,231,584
2013	1,451,636
2014	1,175,934
2015	917,656
2016 and thereafter	744,600

9,521,410
Less unearned finance charges	(28,188)

Total receivables, net of unearned finance charges	$9,493,222

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Wholesale, retail, and finance lease receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with wholesale and retail notes receivable.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        Beginning January 1, 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a result of this new accounting guidance, SPEs utilized in securitization programs no longer meet the non-consolidation accounting criteria, and, as such, are accounted for as secured borrowings and are included in the consolidated balance sheet. The net incremental impact of adopting this new guidance as of January 1, 2010, was a $5,708,083 increase to assets, $5,751,530 increase to liabilities and $43,447 decrease to equity. Refer to "Note 2: Summary of Significant Accounting Policies—New Accounting Pronouncements Adopted" for additional information.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2011 and 2010:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2011, debt issued through the U.S. master trust facility consists of $583 million term asset-backed notes issued in August 2009 with a three-year maturity, $220 million term asset-backed notes issued January 2011 with a maturity of December 2012 and four 364-day conduit facilities renewable annually at the sole discretion of the purchasers; $200 million renewable March 2012 (renewed in March 2012 until March 2013), $500 million renewable July 2012, $250 million renewable November 2012, and $200 million senior and related subordinate interests renewable November 2012.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($574 million) conduit facility renewable December 2012 at the sole discretion of the investor.

        These trusts were determined to be VIEs and, consequently the Company consolidates the securitization trusts. In its role as servicer, the Company has the power to direct the trusts' activities and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts. The Company is the primary beneficiary of the trusts, and therefore the trusts were consolidated.

        The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        For the U.S. wholesale securitization facility, in the year ended December, 31, 2009 the Company recognized gains on the sale of receivables of $51,211. Collections reinvested into the facility in the year ended December, 31, 2009 were $5,629,046. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the facilities.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis.

Retail Receivables Securitizations

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company consolidated all previously unconsolidated retail trusts upon the January 1, 2010 adoption of the new accounting guidance related to transfers of financial assets and the consolidation of VIEs. In its role as servicer, the Company has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2011 and 2010, the Company executed $3,193,597 and $3,174,785, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. The Company applied any proceeds from the securitizations to repay outstanding debt. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity of 37 months. At December 31, 2010, $4,708,584 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity between 36 and 37 months.

        During the year ended December 31, 2009, the Company securitized retail receivables with a net principal value of $4,001,572 and recognized gains on these sales of receivables of $67,646. Further, related to the retail securitizations, the Company received proceeds of $3,731,628 and recorded $31,304 in servicing fees for the year ended December 31, 2009.

        The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has access to $1,493,734 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize public ABS markets. These facilities had an original term of two years and are renewable in the U.S. in September 2013 and in Canada in December 2012.

        Three private retail transactions totaling $108,476 and $206,101 were not included in the Company's consolidated balance sheet as of December 31, 2011 and 2010, respectively. These transactions continue to qualify as sales subsequent to the adoption of the new accounting guidance. Therefore, as these receivables are collected, the amount of off-book receivables will decrease.

Revolving Charge Account Securitizations

        The Company, through a trust, securitizes originated revolving charge account receivables. The trust's facility limit is $200 million, has an original two year term and is renewable in October 2012. Consistent with the wholesale and retail securitization programs, the Company determined the trust was a VIE and consequently was required to be consolidated, as the Company is the primary beneficiary.

        The Company's continuing involvement with the securitization trust includes servicing the receivables and maintaining a cash reserve account, which provides security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments to the securities. The investors and the securitization trust have no recourse to the Company for failure of debtors to pay when due beyond the Company's retained interest assets. Further, the Company's retained interests are subordinate to the investors' interests.

        For the year ended December 31, 2009, the Company recognized gains of $9,616 on the sale of receivables and collections reinvested into the facility of $705,365. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the trusts.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's finance receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers strength of dealer's financial statements, payment history and audit performance. Each quarter, the Company updates its dealers' ratings and considers the ratings in the credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

          Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

          Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

          Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2011 and 2010 is as follows:

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

        Utilizing an internal credit scoring model which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

          Titanium—Customers where the Company expects no collection risk or loss activity.

          Platinum—Customers where the Company expects minimal, if any, collection risk or loss activity.

          Gold, Silver, Bronze—Customers are defined as those with the potential for collection risk or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2011 and 2010 is as follows:

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2011 and 2010 is as follows:

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

        For the years ended December 31, 2011 and 2010, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows. Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the original contract.

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

        For the year ended December 31, 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized are as follows:

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2011 and 2010 are as follows:

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        For the year ended December 31, 2011, the Company has approximately 2,500 retail and finance lease receivable contracts that are in legal proceedings, primarily bankruptcies. The pre-modification value was $82,700 and the post-modification value was $53,300. The court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for the twelve months ended December 31, 2011.

        For wholesale receivables, the Company restructured five wholesale agreements with a pre- and post-modification balance of approximately $15,000. The wholesale TDRs that subsequently defaulted were immaterial.

Managed Portfolio

        Historical loss and delinquency amounts for the Company's managed portfolio for 2011 and 2010 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2011
Type of receivable:
Wholesale notes and accounts	$2,972,116	$4,375	$12,166
Retail and other notes and finance leases	6,629,582	71,683	31,993

Total managed	$9,601,698	$76,058	$44,159

Comprised of:
Receivables held in portfolio	$9,493,222
Sold:
Retail	108,476

Total managed	$9,601,698

2010
Type of receivable:
Wholesale notes and accounts	$2,757,048	$4,496	$11,248
Retail and other notes and finance leases	6,194,996	129,319	75,920

Total managed	$8,952,044	$133,815	$87,168

Comprised of:
Receivables held in portfolio	$8,745,943
Sold:
Retail and other notes and finance leases	206,101

Total managed	$8,952,044

Non-Cash Retail Receivables Operating and Investing Activities

        Non-cash operating and investing activities include retail receivables of $342,267 that were exchanged for retained interests in sold receivables in 2009.

EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
EQUIPMENT ON OPERATING LEASES

NOTE 4: EQUIPMENT ON OPERATING LEASES

        A summary of equipment on operating leases as of December 31, 2011 and 2010 is as follows:

	2011	2010
Equipment on operating leases	$830,607	$812,051
Less:
Residual reserve	(599)	(3,782)
Accumulated depreciation	(182,391)	(194,376)

Equipment on operating leases, net	$647,617	$613,893

        Depreciation expense totaled $110,314, $117,848 and $116,169 for the years ended December 31, 2011, 2010, and 2009, respectively.

        Lease payments owed to the Company for equipment under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	$93,024
2013	57,107
2014	24,120
2015	8,810
2016 and thereafter	1,729

Total	$184,790

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5: GOODWILL AND INTANGIBLE ASSETS

        Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Balance, beginning of year	$117,651	$115,907
Foreign currency translation adjustment	(821)	1,744

Balance, end of year	$116,830	$117,651

        Goodwill is tested for impairment at least annually. During 2011 and 2010, the Company performed its annual impairment review as of December 31 and concluded that there were no impairments in either year. The Company has no accumulated impairment losses at December 31, 2011.

        Impairment testing for goodwill is performed at a reporting unit level using a two-step test. Under the first step of the goodwill impairment test, the Company's estimate of the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Step two of the impairment test, when necessary, requires the identification and estimation of the fair value of the reporting unit's individual assets, including intangible assets with definite and indefinite lives regardless of whether such intangible assets are currently recorded as an asset of the reporting unit, and liabilities in order to calculate the implied fair value of the reporting unit's goodwill. Under step two, an impairment loss is recognized to the extent the carrying amount of the reporting unit's goodwill exceeds the implied fair value of goodwill.

        To determine fair value, the Company utilizes the market approach valuation technique. The market approach measures fair value based on prices generated by market transactions involving identical or comparable assets or liabilities. Under the market approach, the Company applies the guideline company method in estimating fair value. The guideline company method makes use of market price data of corporations whose stock is actively traded in a public, free and open market, either on an exchange or over-the-counter basis. Although it is clear no two companies are entirely alike, the corporations selected as guideline companies must be engaged in the same, or a similar, line of business or be subject to similar financial and business risks, including the opportunity for growth. The guideline company method of the market approach provides an indication of value by relating the equity or invested capital (debt plus equity) of guideline companies to various measures of their earnings and cash flow, then applying such multiples to the business being valued.

        As of December 31, 2011, the estimated fair value of the Company substantially exceeded the respective carrying value.

        As of December 31, 2011 and 2010, the Company's intangible asset and related accumulated amortization for its software is as follows:

	2011	2010
Software	$24,076	$23,103
Accumulated amortization	(20,817)	(19,730)

Software, net	$3,259	$3,373

        The Company recorded amortization expense of $1,106, $1,273 and $1,026 during 2011, 2010 and 2009, respectively.

        Based on the current amount of software subject to amortization, the estimated annual amortization expense for each of the succeeding five years is as follows: $963 in 2012; $775 in 2013; $450 in 2014; $265 in 2015; and $118 in 2016.

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
OTHER ASSETS

NOTE 6: OTHER ASSETS

        The components of other assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Derivative assets	$3,598	$8,027
Property and equipment, net	167	355
Deferred tax assets, net	—	23,604
Tax receivables	71,217	22,586
Prepaid assets	41,087	36,838
Other current assets	26,038	18,174

Total other assets	$142,107	$109,584

CREDIT FACILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
CREDIT FACILITIES AND DEBT

NOTE 5: DEBT

        On July 16, 2012, the $583,250 Series 2009-1 Asset-Backed Notes were redeemed as scheduled.

        On July 23, 2012, the Company renewed and increased by $400,000 one of the U.S. wholesale committed asset-backed facilities, with a maturity date of April 22, 2013.

        On September 26, 2012, the Company, through a bankruptcy-remote trust, issued $752,148 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

        On September 27, 2012, the Company, through a bankruptcy-remote trust, sold C$450,000 ($458,728) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

        On September 27, 2012, the Company renewed its $1.2 billion U.S. Retail asset-backed committed facility which matures September 27, 2014.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding**	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Sep 2013	$1,200,000	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	153,262	—	140,472
Commercial Revolving Accounts	Oct 2012	200,000	166,800	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	85,506

Subtotal		3,417,250	2,049,712	277,760	1,089,778
Third Party Debt
Wholesale Term—U.S.	Various	803,250	803,250	—	—
Amortizing Retail Term ABS—N.A.	Various	5,013,006	1,730,937	3,282,069	—
Other ABS Financing—N.A.	Various	590,080	212,136	377,944	—

Subtotal		6,406,336	2,746,323	3,660,013	—
Unsecured Facility	2016	100,000	—	—	100,000
Unsecured Debt	2016	650,000	—	650,000	—

Total credit facilities and debt		$10,573,586	$4,796,035	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2011, for 2013 and thereafter is as follows:

2013	$1,459,352
2014	1,293,259
2015	916,722
2016	878,501
2017 and thereafter	39,939

Total	$4,587,773

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2010:

	2010
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Dec 2011	$1,200,000	$214,858	$—	$985,142
Retail—Canada	Various	399,543	31,235	92,693	275,615
Commercial Revolving Accounts	Oct 2011	225,000	176,300	—	48,700
Wholesale VFN—U.S.	Nov 2011	1,250,000	1,250,000	—	—
Wholesale VFN—Canada	Sep 2011	249,959	118,354	—	131,605

Subtotal		3,324,502	1,790,747	92,693	1,441,062
Third Party Debt
Wholesale Term—U.S.	Jul 2012	583,250	—	583,250	—
Wholesale Term—Canada	Dec 2012	325,976	—	325,976	—
Amortizing Retail Term ABS—N.A.	Various	4,549,302	1,756,740	2,792,562	—
Other ABS Financing—N.A	Various	577,861	328,445	249,416	—

Subtotal		6,036,389	2,085,185	3,951,204	—

Total credit facilities and debt		$9,360,891	$3,875,932	$4,043,897	$1,441,062

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

Committed Asset-Backed Facilities

        The Company has access to asset-backed commercial paper ("ABCP") facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of the facility, have later repurchased the receivables and either resold the receivables in the term ABS markets or found alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,493,734. Under the U.S. facility, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 6 years. The Company believes that it is probable that these receivables will be repurchased and resold in the public ABS markets. Borrowings against these facilities accrue interest at prevailing asset-backed commercial paper rates.

        The Company finances part of its wholesale receivable portfolios with the issue of Variable Funding Notes ("VFN"); these notes were privately subscribed by certain bank conduits. These notes accrue interest at prevailing asset-backed commercial paper rates.

Third Party Debt

        Borrowings under third-party debt are a combination of both fixed rate and floating rate borrowings that bear interest at LIBOR plus an applicable margin.

Unsecured Facility

        In July 2011, CNH Capital entered into a $100 million five-year unsecured revolving credit facility.

Unsecured Debt

        In July 2011, CNH Capital entered into a $150 million five-year unsecured term loan at a floating rate based on LIBOR plus an applicable margin (3.20% as of December 31, 2011) due 2016.

        In November 2011, CNH Capital issued $500 million of debt securities at an annual fixed rate of 6.25% due 2016.

Covenants

        The unsecured indenture, among other things, limits the Company's ability and the ability of its restricted subsidiaries to incur secured debt or enter into certain sale leaseback transactions and limits the Company's ability and the ability of the guarantors to consolidate, merge, convey, transfer or lease all or substantially all of CNH Capital's or the guarantors' properties and assets.

Interest Rates

        Borrowings against the ABCP facilities bear interest at prevailing ABCP rates. The weighted-average interest rate on total short-term debt outstanding at December 31, 2011 and 2010 was 1.89% and 2.37%, respectively. The weighted- average interest rate on total long-term debt outstanding at December 31, 2011 and 2010 was 2.32% and 2.41%, respectively. The average rate is calculated using the actual rates at December 31, 2011 and 2010, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other matters, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as at the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended September 30, 2012 and 2011 were 34.8% and 36.4%, respectively. The effective tax rate was 35.2% for the nine-month period ended September 30, 2012, compared to 36.4% for the same period in 2011. The lower rate in 2012 was due primarily to the geographic mix of earnings.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to the year-to-date federal, state and foreign income. The Company's provision for income taxes for the nine months ended September 30, 2012 reflects an estimated annual effective tax rate of 35.8% compared to 36.9% for the full year 2011. The decrease from the full-year 2011 effective tax rate is primarily due to changes in the geographic mix of pre-tax profits within North America. The 2012 estimated annual tax rate is expected to be slightly higher than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with higher rates, in addition to unfavorable changes in certain state income tax legislation.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc, a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Domestic	$243,365	$171,164	$103,587
Foreign	76,222	76,383	64,432

Income before taxes	$319,587	$247,547	$168,019

        The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Current income tax expense:
Domestic	$40,866	$31,395	$10,626
Foreign	18,432	4,907	25,664

Total current income tax expense	59,298	36,302	36,290

Deferred income tax expense (benefit):
Domestic	55,790	39,490	26,089
Foreign	2,965	9,275	(10,078)

Total deferred income tax expense	58,755	48,765	16,011

Total tax provision	$118,053	$85,067	$52,301

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	1.8	3.5	1.2
Tax contingencies	.5	(4.0)	(4.3)
Tax credits and incentives	(.2)	(.2)	(.4)
Tax rate and legislative changes	—	(.1)	.1
Other	(.2)	.2	(.5)

Total tax provision effective rate	36.9%	34.4%	31.1%

        The components of net deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Pension, postretirement and post employment benefits	$4,066	$4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527

Total deferred tax assets	$135,165	$148,988

Deferred tax liabilities:
Equipment on operating lease	$167,971	$121,605
Other	—	3,779

Total deferred tax liabilities	$167,971	$125,384

Net deferred tax (liability) asset, net(1)	$(32,806)	$23,604

(1)
The net deferred tax liability in 2011 is included in "Accounts payable and other accrued liabilities" and the net deferred tax asset in 2010 is included in "Other assets" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2011	2010	2009
Balance, beginning of year	$4,848	$15,385	$17,385
Additions based on tax positions related to the current year	2,239	—	1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements	—	(2,261)	—

Balance, end of year	$6,907	$4,848	$15,385

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $2,010.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2011, 2010, and 2009, the Company recognized approximately $352, ($17,580), and $5,652, respectively, in interest and penalties. The Company had approximately $3,233, $3,271, and $20,752 for the expected future payment of interest and penalties accrued at December 31, 2011, 2010, and 2009, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2002 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2011, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $5,000 to $6,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $267,300 of undistributed earnings of non-U.S. subsidiaries at December 31, 2011, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three and nine months ended September 30, 2012 and 2011. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,976.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three and nine months ended September 30, 2012 and 2011.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $3,714,822 and $1,602,710 at September 30, 2012 and December 31, 2011, respectively. The ten-month average notional amounts as of September 30, 2012 and 2011 were $3,195,415 and $4,804,355.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of September 30, 2012 and December 31, 2011 in the consolidated balance sheets are recorded as follows:

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the three and nine months ended September 30, 2012 and 2011 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of September 30, 2012 and December 31, 2011, retained interests in securitized assets are $8,373 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at September 30, 2012 and December 31, 2011:

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the nine months ended September 30, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

Fair Value of Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,086,786	$11,178,924	$9,386,549	$9,710,124
Affiliated debt	$1,147,864	$1,147,864	$819,270	$823,028
Long-term debt	$5,215,730	$5,334,273	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure financial instruments and certain other items at fair value. This fair value option would be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment, or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        The hierarchy of valuation techniques is based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

          Level 1— Quoted prices for identical instruments in active markets.

          Level 2— Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

          Level 3— Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate the description includes details of the valuation models, and the key inputs to those models as well as any significant assumptions.

Interest Rate Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate risk. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit and market risk for the interest rate hedges is reduced through diversification among counterparties with high credit ratings. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated as cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the anticipated issuance of short-term LIBOR based debt in future periods. Further, the Company uses these swaps to mitigate the risk of rising interest rates related to the variable-rate debt in certain ABS trusts associated with its retail securitization programs. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. The ineffectiveness is recorded in "Other expenses" in the consolidated statements of income. For the year ending December 31, 2009, the Company recorded losses of $13,392, related to the discontinuance of cash flow hedge accounting for instances where the forecasted transactions were no longer probable and are recorded in "Other expenses" in the consolidated statements of income. There were no such losses related to the discontinuance of cash flow hedge accounting for the years ended December 31, 2011 and 2010. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next twelve months is approximately $4,355.

        The Company also enters into offsetting interest rate derivatives with substantially similar terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's ABCP facilities and various ABS trusts. These facilities and trusts require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for 2011, 2010 and 2009.

        As a result of the accounting guidance adopted January 1, 2010, interest rate derivatives, which were held by SPEs are now consolidated, were recorded as part of the adoption adjustment. The table below summarizes the impact of the adoption specific to interest rate derivatives and the location on the balance sheet.

January 1, 2010
Other assets	$2,620
Accounts payable and other accrued liabilities	$24,316
Accumulated other comprehensive income (net of tax of $8,808)	$(14,168)

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input and can be compared to actively traded derivatives. The future notional of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,602,710 and $1,948,760 at December 31, 2011 and 2010, respectively.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's interest rate derivatives as of December 31, 2011 and 2010 in the consolidated balance sheets are recorded as follows:

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

        Pre-tax gains (losses) on the consolidated statements of income related to the Company's interest rate derivatives for the year ended December 31, 2011 and 2010 are recorded in the following accounts:

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Retained Interests in Securitized Assets

        Beginning January 1, 2010, with the adoption of the new accounting guidance related to VIEs, the Company reclassified the retained interests to receivables for transactions that were consolidated under this guidance. For transactions that were considered sales and are off-book, the Company carried the retained interest at estimated fair value, which it determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognized declines in the value of its retained interests, and resulting charges to income or equity, when their fair value was less than carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction was charged to equity. All other credit-related declines were charged to income. Assumptions used to determine fair values of retained interests were based on internal evaluations and, although the Company believed its methodology was reasonable, actual results could differ from its expectations. Retained interests in securitized assets are generally classified in Level 3 of the fair value hierarchy. As of December 31, 2011 and 2010, retained interests in securitized assets are $17,289 and $37,914, respectively.

        Key assumptions utilized in measuring the initial fair value of retained interests for securitizations completed during 2009 were as follows:

	Range	Weighted Average
Constant prepayment rate	15.00% - 20.00%	19.31%
Expected credit loss rate	0.59% - 1.50%	0.79%
Discount rate	9.00% - 17.00%	14.06%
Remaining maturity in months	13 - 32	25

        The fair value is compared to the carrying value of the retained interests. If changes in credit-related rates result in an excess of carrying value over fair value, an impairment of the retained interests is recorded with a corresponding offset to income. If changes in the discount rates result in an excess of carrying value over fair value, an impairment to the retained interest is recorded with the offset included in "Accumulated other comprehensive income" in the consolidated balance sheet. Based on this analysis, the Company reduced the carrying value of its retained interests by $37,468 in 2009.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010:

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Receivables	$9,386,549	$9,710,124	$8,627,213	$8,258,863
Short-term debt	4,796,035	4,796,035	3,875,932	3,799,842
Affiliated debt	819,270	823,028	1,567,107	1,587,538
Long-term debt	4,587,773	4,648,139	4,043,897	4,067,386

Financial Assets

        The fair value of receivables was based on discounting the estimated future payments at prevailing market rates.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.

ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated other comprehensive income as of December 31, 2011 and 2010 are as follows:

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642

SEGMENT AND GEOGRAPHICAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues
United States	$163,361	$158,757	$479,132	$476,411
Canada	49,015	48,542	143,530	144,393
Eliminations	(1,317)	—	(1,775)	—

Total	$211,059	$207,299	$620,887	$620,804

Interest expense
United States	$48,990	$49,299	$150,937	$155,893
Canada	13,841	14,509	41,242	47,221
Eliminations	(1,317)	—	(1,775)	—

Total	$61,514	$63,808	$190,404	$203,114

Segment profit
United States	$41,839	$37,309	$123,048	$113,975
Canada	15,112	15,548	46,038	42,900
Eliminations	—	—	—	(138)

Total	$56,951	$52,857	$169,086	$156,737

Depreciation and amortization
United States	$18,824	$19,328	$56,667	$60,575
Canada	8,442	8,681	24,558	25,004

Total	$27,266	$28,009	$81,225	$85,579

Expenditures for equipment on operating leases and for non-lease assets
United States	$100,607	$42,731	$231,908	$177,925
Canada	24,755	19,298	76,287	72,893

Total	$125,362	$62,029	$308,195	$250,818

Provision for credit losses
United States	$9,169	$7,735	$12,735	$12,895
Canada	2,911	449	3,083	548

Total	$12,080	$8,184	$15,818	$13,443

	As of September 30, 2012	As of December 31, 2011
Segment assets
United States	$10,653,656	$9,654,594
Canada	2,594,918	2,358,198
Eliminations	(222,750)	(111,641)

Total	$13,025,824	$11,901,151

Managed portfolio
United States	$9,132,370	$7,827,253
Canada	2,112,938	1,774,445

Total	$11,245,308	$9,601,698

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2011	2010	2009
Revenues
United States	$641,252	$681,698	$552,402
Canada	189,747	181,853	149,798

Total	$830,999	$863,551	$702,200

Interest expense
United States	$207,657	$255,316	$139,009
Canada	61,177	57,716	41,123

Total	$268,834	$313,032	$180,132

Segment profit
United States	$146,709	$100,291	$66,931
Canada	54,825	62,219	48,849

Total	$201,534	$162,510	$115,780

Depreciation and amortization
United States	$78,568	$90,041	$94,804
Canada	32,978	29,246	22,571

Total	$111,546	$119,287	$117,375

	2011	2010	2009
Expenditures for equipment on operating leases and for non-lease assets
United States	$292,823	$268,593	$210,811
Canada	93,538	88,309	49,236

Total	$386,361	$356,902	$260,047

Segment assets
United States	$9,654,594	$8,683,991	$3,617,870
Canada	2,358,198	2,307,319	1,304,919

Total	$12,012,792	$10,991,310	$4,922,789

Provision for credit losses
United States	$28,974	$74,370	$85,881
Canada	3,879	2,024	3,061

Total	$32,853	$76,394	$88,942

Managed Portfolio
United States	$7,827,253	$7,214,953	$6,923,772
Canada	1,774,445	1,737,091	1,643,332

Total	$9,601,698	$8,952,044	$8,567,104

	2011	2010	2009
Reconciliation:
Segment profit
Profit from segments	$201,534	$162,510	$115,780
Less: inter-segment balances	—	(30)	(62)

Total	$201,534	$162,480	$115,718

Segment assets
Assets from segments	$12,012,792	$10,991,310	$4,922,789
Less: inter-segment balances	(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries	(105,372)	(105,372)	(105,372)

Total	$11,901,151	$10,883,489	$4,814,279

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

NOTE 9: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $50,882 and $51,851 for the three months ended September 30, 2012 and 2011, respectively, and $155,856 and $164,967 for the nine months ended September 30, 2012 and 2011, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For the three months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $7,591 and $6,453, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $22,053 and $18,791, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the three months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $38,873 and $27,705, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $110,319 and $90,262, respectively.

        Accounts payable and other accrued liabilities of $83,656 and $24,221, respectively, as of September 30, 2012 and December 31, 2011, were payable to related parties.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amounts recognized from CNH North America for below-market interest rate financing are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $216,544, $227,208 and $112,678 in 2011, 2010, and 2009, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. In 2011, 2010, and 2009, the amounts recognized from CNH North America for these operating leases is $26,518, $22,273, and $17,447, respectively, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. In 2011, 2010, and 2009, the amount recognized by CNH North America for these wholesale receivables is $135,294, $115,352, and $44,216, respectively, and are included in "Interest and other income from affiliates". In 2009, $51,211 is included in "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on whether the receivables were retained or sold. No gains were reported in 2011 and 2010 due to the new accounting change.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Wholesale subsidy—CNH North America	$135,294	$115,353	$44,216
Wholesale subsidy—other affiliates	1,928	—	—
Retail subsidy—CNH North America	216,544	227,208	112,678
Operating lease subsidy—CNH North America	26,518	22,273	17,447
Lending funds—CNH North America	1,700	10,329	9,977
Lending funds—other affiliates	22	1,220	1,307

Total interest and other income from affiliates	$382,006	$376,383	$185,625

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2011 and 2010, the Company has various accounts and notes receivable and debt with the following affiliates:

	2011			2010
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	2.50%	—	$65,335	2.46%	—	$43,780
CNH Canada Ltd.	1.33%	—	115,816	3.30%	—	75,938
Other affiliates	2.50%	—	12,766	2.46%	—	13,701

Total affiliated receivables			$193,917			$133,419

Affiliated debt owed to:
CNH America	2.50% - 3.18%	Various	$525,927	2.46% - 4.44%	Various	$1,104,257
Fiat	3.38% - 7.00%	Various	293,343	4.38% - 7.00%	Various	462,850

Total affiliated debt			$819,270			$1,567,107

        As a consequence of the Fiat demerger, the credit facilities provided by Fiat treasury subsidiaries which were outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011. As a result of this assignment, the Company has no residual borrowing outstanding with Fiat treasury subsidiaries as of close of business January 1, 2011.

        Maturities of affiliated debt as of December 31, 2011, are as follows:

2012	$735,732
2013	62,487
2014	19,582
2015	1,469
2016 and thereafter	—

Total	$819,270

        Accounts payable and other accrued liabilities of $24,221 and $5,643, respectively, for the years ended December 31, 2011 and 2010, were payable to related parties. Interest expense to related affiliates was $44,645, $80,584 and $102,564, respectively, for the years ended December 31, 2011, 2010 and 2009.

        CNH Canada Ltd., an affiliated entity, owns 74,800,000 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $291,206. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2017.

Commitments

        At September 30, 2012, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on financial debt of various CNH European affiliates for approximately $292,300.

Commitments

        At December 31, 2011, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562

        The private label revolving charge accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America LLC and New Holland Credit Company, LLC, which are wholly-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are wholly-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and 2011. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Servicing fee income	—	21,185	29	(21,007)	207
Rental income on operating leases	—	20,314	13,360	—	33,674
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES:
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses (income)	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Servicing fee income	—	60,198	125	(59,522)	801
Rental income on operating leases	—	62,402	37,264	—	99,666
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES:
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses (income)	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Balance Sheets as of September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$170,923	$121,999	$—	$292,922
Restricted cash	—	100	675,038	—	675,138
Receivables, less allowance for credit losses	—	695,718	10,391,068	—	11,086,786
Retained interests in securitized receivables	—	5,583	7,106	(4,316)	8,373
Affiliated accounts and notes receivable	629,003	1,909,687	1,214,870	(3,737,609)	15,951
Equipment on operating leases, net	—	429,141	309,376	—	738,517
Equipment held for sale	—	15,102	5,082	—	20,184
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,700,202	—	(3,120,711)	—
Goodwill and intangible assets	—	84,212	36,651	—	120,863
Other assets	16,107	5,538	45,445	—	67,090

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$118,603	$4,675,484	$—	$4,794,087
Accounts payable and other accrued liabilities	15,730	2,243,707	1,123,575	(2,961,576)	421,436
Affiliated debt	9,731	1,051,123	867,359	(780,349)	1,147,864
Long-term debt	650,000	182,264	4,383,466	—	5,215,730

Total liabilities	675,461	3,595,697	11,049,884	(3,741,925)	11,579,117
STOCKHOLDER'S EQUITY	1,390,158	1,420,509	1,756,751	(3,120,711)	1,446,707

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$4,041	$55,093	$—	$59,134
Interest and other income from affiliates	—	40,244	85,848	(31,285)	94,807
Servicing fee income	—	18,600	97	(18,348)	349
Rental income on operating leases	—	22,859	11,516	—	34,375
Other income	—	7,626	11,008	—	18,634

Total revenues	—	93,370	163,562	(49,633)	207,299

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	1,430	50,992	—	53,695
Interest expense to affiliates	53	33,766	7,579	(31,285)	10,113

Total interest expense	1,326	35,196	58,571	(31,285)	63,808

Operating expenses:
Fees charged by affiliates	—	11,784	21,427	(18,348)	14,863
Provision for credit losses	—	3,663	4,521	—	8,184
Depreciation of equipment on operating leases	—	18,127	9,557	—	27,684
Other expenses	—	5,915	3,729	—	9,644

Total operating expenses	—	39,489	39,234	(18,348)	60,375

Total expenses	1,326	74,685	97,805	(49,633)	124,183

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,326)	18,685	65,757	—	83,116
Income tax (benefit) provision	(528)	6,397	24,390	—	30,259
Equity in income of consolidated subsidiaries accounted for under the equity method	53,360	41,072	—	(94,432)	—

NET INCOME	52,562	53,360	41,367	(94,432)	52,857
Net income attributed to noncontrolling interest	—	—	(295)	—	(295)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$52,562	$53,360	$41,072	$(94,432)	$52,562

COMPREHENSIVE INCOME	$10,800	$11,598	$547	$(11,850)	$11,095
Comprehensive income attributed to noncontrolling interest	—	—	(295)	—	(295)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$10,800	$11,598	$252	$(11,850)	$10,800

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$13,554	$163,259	$—	$176,813
Interest and other income from affiliates	—	111,554	258,969	(85,826)	284,697
Servicing fee income	—	53,356	441	(52,477)	1,320
Rental income on operating leases	—	64,062	39,767	—	103,829
Other income	—	22,018	32,127	—	54,145

Total revenues	—	264,544	494,563	(138,303)	620,804

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	(7,824)	173,759	—	167,208
Interest expense to affiliates	131	98,164	23,437	(85,826)	35,906

Total interest expense	1,404	90,340	197,196	(85,826)	203,114

Operating expenses:
Fees charged by affiliates	—	36,286	61,740	(52,477)	45,549
Provision (benefit) for credit losses	—	8,987	4,456	—	13,443
Depreciation of equipment on operating leases	—	50,966	33,665	—	84,631
Other expenses	—	22,701	4,866	—	27,567

Total operating expenses	—	118,940	104,727	(52,477)	171,190

Total expenses	1,404	209,280	301,923	(138,303)	374,304

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,404)	55,264	192,640	—	246,500
Income tax (benefit) provision	(559)	18,060	72,262	—	89,763
Equity in income of consolidated subsidiaries accounted for under the equity method	156,482	119,278	—	(275,760)	—

NET INCOME	155,637	156,482	120,378	(275,760)	156,737
Net income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$155,637	$156,482	$119,278	$(275,760)	$155,637

COMPREHENSIVE INCOME	$128,356	$129,201	$94,863	$(222,964)	$129,456
Comprehensive income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$128,356	$129,201	$93,763	$(222,964)	$128,356

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(153,125)	$94,757	$449,131	$18,117	$408,880

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,204,270)	(11,365,186)	8,771,781	(12,797,675)
Collections of receivables	—	10,381,039	10,129,970	(8,771,614)	11,739,395
Decrease in restricted cash	—	—	79,387	—	79,387
Purchase of equipment on operating leases, net	—	(91,559)	(2,015)	—	(93,574)
Other investing activities	—	(143)	—	—	(143)

Net cash from (used in) investing activities	—	85,067	(1,157,844)	167	(1,072,610)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,125	(314,056)	(44,272)	(18,284)	(373,487)
Net increase in indebtedness	150,000	91,134	606,980	—	848,114

Net cash from (used in) financing activities	153,125	(222,922)	562,708	(18,284)	474,627

DECREASE IN CASH AND CASH EQUIVALENTS	—	(43,098)	(146,005)	—	(189,103)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$157,189	$74,500	$—	$231,689

NOTE 14: CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America LLC and New Holland Credit Company, LLC, which are wholly-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are wholly-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2011 and 2010 and for the three years ended December 31, 2011. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment of retained interests	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to the noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flow for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash from (used in) investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of year	—	200,287	220,505	—	420,792

End of year	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail, wholesale and revolving credit notes sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to the noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Balance Sheets as of December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$200,287	$220,505	$—	$420,792
Restricted cash	—	100	773,154	—	773,254
Receivables, less allowance for credit losses	—	928,022	7,699,191	—	8,627,213
Retained interests in securitized receivables	—	19,641	21,495	(3,222)	37,914
Affiliated accounts and notes receivable	285	955,399	1,208,725	(2,030,990)	133,419
Equipment on operating leases, net	—	359,050	254,843	—	613,893
Equipment held for sale	—	33,132	13,264	—	46,396
Investments in consolidated subsidiaries accounted for under the equity method	1,100,219	1,408,487	—	(2,508,706)	—
Goodwill and intangible assets	—	84,656	36,368	—	121,024
Other assets	19	—	159,255	(49,690)	109,584

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$141,563	$3,734,369	$—	$3,875,932
Accounts payable and other accrued liabilities	18	1,281,528	351,271	(1,383,901)	248,916
Affiliated debt	6,269	1,286,329	974,510	(700,001)	1,567,107
Long-term debt	—	179,135	3,864,762	—	4,043,897

Total liabilities	6,287	2,888,555	8,924,912	(2,083,902)	9,735,852
STOCKHOLDER'S EQUITY	1,094,236	1,100,219	1,461,888	(2,508,706)	1,147,637

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

	Condensed Statements of Cash Flow for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal) of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	—	154,248	243,767	—	398,015

End of year	$—	$200,287	$220,505	$—	$420,792

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$37,686	$85,873	$—	$123,559
Interest and other income from affiliates	—	105,741	127,868	(47,984)	185,625
Gain on retail, wholesale and revolving credit notes sold	—	(18,326)	165,787	—	147,461
Servicing fee income	—	72,806	9,515	(24,380)	57,941
Rental income on operating leases	—	111,257	27,147	—	138,404
Other income	—	27,010	22,200	—	49,210

Total revenues	—	336,174	438,390	(72,364)	702,200

EXPENSES
Interest expense:
Interest expense to third parties	—	41,657	35,911	—	77,568
Interest expense to affiliates	110	105,731	44,707	(47,984)	102,564

Total interest expense	110	147,388	80,618	(47,984)	180,132

Operating expenses:
Fees charged by affiliates	—	55,769	25,803	(24,380)	57,192
Provision for credit losses	—	43,255	45,687	—	88,942
Other than temporary impairment of retained interests	—	—	37,468	—	37,468
Depreciation of equipment on operating leases	—	93,777	22,392	—	116,169
Other expenses	1	40,642	13,635	—	54,278

Total operating expenses	1	233,443	144,985	(24,380)	354,049

Total expenses	111	380,831	225,603	(72,364)	534,181

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(111)	(44,657)	212,787	—	168,019
Income tax (benefit) provision	(48)	(23,094)	75,443	—	52,301
Equity in income of consolidated subsidiaries accounted for under the equity method	113,339	134,902	—	(248,241)	—

NET INCOME	113,276	113,339	137,344	(248,241)	115,718
Net income attributed to the noncontrolling interest	—	—	(2,442)	—	(2,442)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$113,276	$113,339	$134,902	$(248,241)	$113,276

COMPREHENSIVE INCOME	$190,234	$190,297	$204,052	$(391,907)	$192,676
Comprehensive income attributed to noncontrolling interest	—	—	(2,442)	—	(2,442)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$190,234	$190,297	$201,610	$(391,907)	$190,234

	Condensed Statements of Cash Flow for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(107)	$497,582	$(376,800)	$85,161	$205,836

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,815,097)	(11,787,708)	9,015,698	(13,587,107)
Proceeds from sales and collections of receivables	—	11,311,608	13,320,491	(9,015,698)	15,616,401
Purchase of equipment on operating leases, net	—	(83,538)	(42,277)	—	(125,815)
Other investing activities	—	(45,423)	43,988	—	(1,435)

Net cash from (used in) investing activities	—	367,550	1,534,494	—	1,902,044

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	107	(717,462)	(279,867)	(80,402)	(1,077,624)
Net increase (decrease) in indebtedness	—	12,335	(664,017)	—	(651,682)
Issuance of common stock	—	—	4,759	(4,759)	—
Dividends to CNH America LLC	—	(150,000)	—	—	(150,000)

Net cash from (used in) financing activities	107	(855,127)	(939,125)	(85,161)	(1,879,306)

INCREASE IN CASH AND CASH EQUIVALENTS	—	10,005	218,569	—	228,574
CASH AND CASH EQUIVALENTS:
Beginning of year	—	144,243	25,198	—	169,441

End of year	$—	$154,248	$243,767	$—	$398,015

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

NOTE 15: SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to the noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046

	For the Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$213,095	$212,808	$218,781	$218,867	$863,551
Interest expense	80,408	79,109	78,705	74,810	313,032
Operating expenses	75,968	96,515	65,782	64,707	302,972
Income tax provision	23,747	12,369	15,915	33,036	85,067
Net income attributable to the noncontrolling interest	570	421	414	456	1,861

Net income attributable to CNH Capital LLC	$32,402	$24,394	$57,965	$45,858	$160,619

RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NEW ACCOUNTING PRONOUNCEMENTS
RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS
NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS There were no new accounting standards adopted during the nine months ended September 30, 2012.

NOTE 16: RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

        Under a registration rights agreement executed in connection with the November 2011 private offering of $500 million in aggregate principal amount of its 6.250% notes described in Note 7, the Company is required to file a registration statement with the Securities and Exchange Commission with respect to an offer to exchange such notes for publicly registered notes. Therefore, the Company has begun to follow U.S. GAAP applicable to public companies as defined by the applicable accounting standards and related Securities and Exchange Commission regulations. As a result, the Company retrospectively adopted the following accounting policies in these consolidated financial statements.

Condensed Consolidating Financial Information

        The disclosure requirements related to financial statements of guarantors and issuers of guaranteed securities registered or being registered was applied to all periods presented (see Note 14).

Income Tax Accounting

        The Company adopted the accounting standards that require the entity to calculate its tax provision on the separate return basis as if the entity had not been eligible to be included in a consolidated tax return with its parent. Previously, the Company's subsidiaries that were structured as limited liability companies did not record an income tax provision. This accounting methodology has been applied to the consolidated financial statements and related disclosures for all periods presented.

Comprehensive Income

        As indicated in "Note 2: Summary of Significant Accounting Policies", the Company has adopted new accounting guidance in 2011 on the presentation of comprehensive income. This has resulted in the Company presenting a separate statement of comprehensive income for all periods presented.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 12: SUBSEQUENT EVENTS On October 18, 2012, CNH Capital completed an offering of $750,000 in aggregate principal amount of its 3.875% unsecured notes due 2015, issued at par.

NOTE 17: SUBSEQUENT EVENTS Subsequent events have been evaluated by management through March 29, 2012, the date of issuance of these financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        As of the beginning of 2010, CNH Capital adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company's securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in "Receivables". For additional information, see "New Accounting Pronouncements Adopted" below, "Note 3: Receivables" and "Note 7: Credit Facilities and Debt".

        The Company adopted the guidance prospectively in 2010, and therefore, the financial statements prepared for 2010 and future periods will reflect the new accounting requirements, but the financial statements for periods ending on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statement of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued by the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing activities rather than cash flows from operating or investing activities.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases, allowance for credit losses, and tax contingencies. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

        Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on receivables is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Income accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        A substantial portion of the Company's interest income arises from retail sales programs offered by CNH North America on which finance charges are waived or below-market rate financing programs are offered. When the Company acquires retail installment sales contracts and finance leases subject to below-market interest rates, including waived interest rate financing, the Company is compensated by CNH North America in an amount equal to the present value of the difference between the payments at the customer rate and the payments at the market rate. This amount is initially recognized as an unearned finance charge and is recognized as interest income over the term of the retail notes and finance leases, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        For selected wholesale receivables, CNH North America compensates the Company for the difference between market interest rates and the amount paid by the dealer. The amounts recognized in 2011 and 2010 are included in "Interest and other income from affiliates" and in 2009 are included in either "Interest and other income from affiliates" or "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on the accounting guidance applicable during that year.

        The Company is also compensated for lending funds to CNH North America. The amounts earned are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Income from operating leases is recognized over the term of the lease on a straight-line basis. For selected operating leases, CNH North America compensates the Company for the difference between market rental rates and the amount paid by the customer. The amounts from CNH North America recognized as rental income on operating leases were included in "Interest and other income from affiliates."

Foreign Currency Translation

Foreign Currency Translation

        The Company's non-U.S. subsidiaries maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period, and gains and losses from foreign currency transactions are included in net income in the period that they arise.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted Cash

        Restricted cash includes principal and interest payments from wholesale, retail and revolving credit receivables owned by the consolidated VIEs that are payable to the investors in the asset-backed securities that issued debt of those entities, and cash pledged as a credit enhancement to those same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Receivables and Receivable Sales

Receivables and Receivable Sales

        Receivables are recorded at face value, net of allowances for credit losses and deferred fees and costs. Allowances for credit losses are determined based on past experience with similar receivables including current and historical past due amounts, dealer termination rates, write-offs, collections and economic conditions.

        Periodically, the Company sells or transfers retail, wholesale and revolving credit receivables to funding facilities or in securitization transactions. Prior to January 1, 2010, these transactions were primarily accounted for as sales. In the accordance with the new accounting guidance, adopted on January 1, 2010, regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail, wholesale and revolving credit receivables sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization.

        For those receivable securitizations which continue to qualify as sales, the Company retains interest-only strips, servicing rights and cash reserve accounts, all of which are recorded at fair value as retained interests in the securitized receivables. Changes in these fair values are recorded in other accumulated comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments ("OTTI") of debt securities, any OTTI due to changes in the constant prepayment rate and the expected credit loss rate are included in net income. An OTTI due to a change in the discount rates would be included in "Accumulated other comprehensive income" in the accompanying consolidated balance sheets.

Allowance for Credit Losses

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of specific receivables reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral values, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Equipment on Operating Leases

Equipment on Operating Leases

        The Company purchases leases and equipment from CNH North America dealers and other independent third parties that have leased equipment to retail customers under operating leases. The Company's investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on the Company's future ability to re-market the equipment under then prevailing market conditions. The Company continually evaluates whether events and circumstances have occurred which affect the estimated residual values of equipment on operating leases and adjusts estimated residual values if necessary. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

        Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

        Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill is deemed to have an indefinite useful life and is reviewed for impairment at least annually. During 2011 and 2010, the Company performed its annual impairment review as of December 31, and concluded that there was no impairment in either year. Other intangible assets consist of software and are being amortized on a straight-line basis over five years.

Income Taxes

Income Taxes

        The provision for income taxes is determined using the asset and liability method. The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Derivatives

Derivatives

        The Company's policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. The Company records derivative financial instruments in the consolidated balance sheets as either an asset or liability measured at fair value. The fair value of the Company's interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument's gain or loss is initially reported in accumulated other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is reported in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately into income.

        For derivative financial instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. The Company assesses the effectiveness of the hedging instrument both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

New Accounting Pronouncements Adopted

New Accounting Pronouncements Adopted

Troubled Debt Restructurings

        In April 2011, the Financial Accounting Standards Board ("FASB") issued accounting guidance that clarifies creditors' account treatment and reporting obligations concerning troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see "Note 3: Receivables".

Presentation of Comprehensive Income

        In June 2011, the FASB issued new accounting guidance on the presentation of comprehensive income in financial statements. The new guidance removes current presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new reporting required by this accounting guidance has been included in these financial statements.

Transfer of Financial Assets and Consolidation of VIEs

        In June 2009, the FASB issued new accounting guidance which changes the accounting for transfers of financial assets. The guidance eliminates the concept of a qualifying special purpose entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity's continuing involvement in and exposure to the risks related to transferred financial assets.

        In June 2009, the FASB also issued new accounting guidance which amends the accounting for VIEs. The guidance changes the criteria for determining whether the consolidation of a VIE is required from a quantitative risk and rewards model to a qualitative model, based on control and economics. The guidance also eliminates the scope exception for QSPEs, increases the frequency for reassessing consolidation of VIEs and creates new disclosure requirements about an entity's involvement in a VIE.

        The Company adopted the new guidance on January 1, 2010. As a significant portion of the Company's securitization trusts and facilities were no longer exempt from consolidation as QSPEs under the guidance, the Company reassessed these VIEs under the new qualitative model and determined it was the primary beneficiary, as the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Therefore, the Company consolidated the receivables and related liabilities held by these VIEs based on the carrying amounts of the assets and liabilities, as prescribed by the new guidance. The impact of the Company's adoption of the new guidance on January 1, 2010 is as follows:

Adjustment for New Guidance
Restricted cash	$548,400
Receivables less allowance for credit losses of $59,090	5,558,535
Retained interest	(475,302)
Equipment held for sale	17,304
Other assets	59,146

Total assets	5,708,083

Accounts payable and other accrued liabilities	2,725
Short-term debt	3,387,715
Long-term debt	2,361,090

Total liabilities	5,751,530
Total equity	(43,447)

Total liabilities and equity	$5,708,083

        The assets of the VIEs include restricted cash and certain receivables that are restricted to settle the obligations of those entities and are not expected to be available to the Company or its creditors. Liabilities of the consolidated VIEs include secured borrowings for which creditors or beneficial interest holders do not have recourse to the general credit of the Company.

        The Company adopted the guidance prospectively in 2010 and, therefore, the financial statements prepared for 2010 and subsequent periods reflect the new accounting requirements, but the financial statements for periods ended on or before December 31, 2009 reflected the accounting guidance applicable during those periods. The Company's statements of operations for the years ended December 31, 2011 and 2010 no longer reflect securitization income and initial gains or losses on new securitization transactions, but instead report interest income and other income associated with all securitized receivables, and interest expense associated with the debt issued from the securitization trusts and facilities. Therefore, 2011 and 2010 results are not comparable to prior period amounts. In addition, because the Company's new securitization transactions do not meet the requirements for derecognition under the new guidance, and are accounted for as secured borrowings rather than asset sales, the cash flows from these transactions are presented in 2011 and 2010 as cash flows from financing transactions rather than cash flows from operating or investing activities. For further information regarding this new guidance, see "Note 3: Receivables", "Note 7: Credit Facilities and Debt", and "Note 9: Financial Instruments".

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of the entity's adoption of the new guidance

Adjustment for New Guidance
Restricted cash	$548,400
Receivables less allowance for credit losses of $59,090	5,558,535
Retained interest	(475,302)
Equipment held for sale	17,304
Other assets	59,146

Total assets	5,708,083

Accounts payable and other accrued liabilities	2,725
Short-term debt	3,387,715
Long-term debt	2,361,090

Total liabilities	5,751,530
Total equity	(43,447)

Total liabilities and equity	$5,708,083

RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables
Summary of receivables

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

Schedule of maturities of wholesale notes and accounts, retail and other notes, and finance leases

2012	$5,231,584
2013	1,451,636
2014	1,175,934
2015	917,656
2016 and thereafter	744,600

9,521,410
Less unearned finance charges	(28,188)

Total receivables, net of unearned finance charges	$9,493,222

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

Schedule of aging of financing receivables

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

Schedule of average recorded investment in impaired receivables and the related interest income recognized

For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

Schedule of receivables on nonaccrual status

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Schedule of historical loss and delinquency amounts for the Company's managed portfolio

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2011
Type of receivable:
Wholesale notes and accounts	$2,972,116	$4,375	$12,166
Retail and other notes and finance leases	6,629,582	71,683	31,993

Total managed	$9,601,698	$76,058	$44,159

Comprised of:
Receivables held in portfolio	$9,493,222
Sold:
Retail	108,476

Total managed	$9,601,698

2010
Type of receivable:
Wholesale notes and accounts	$2,757,048	$4,496	$11,248
Retail and other notes and finance leases	6,194,996	129,319	75,920

Total managed	$8,952,044	$133,815	$87,168

Comprised of:
Receivables held in portfolio	$8,745,943
Sold:
Retail and other notes and finance leases	206,101

Total managed	$8,952,044

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497

EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
Summary of equipment on operating leases

	2011	2010
Equipment on operating leases	$830,607	$812,051
Less:
Residual reserve	(599)	(3,782)
Accumulated depreciation	(182,391)	(194,376)

Equipment on operating leases, net	$647,617	$613,893

Schedule of lease payments owed to the Company for equipment under non-cancelable operating leases

2012	$93,024
2013	57,107
2014	24,120
2015	8,810
2016 and thereafter	1,729

Total	$184,790

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

	2011	2010
Balance, beginning of year	$117,651	$115,907
Foreign currency translation adjustment	(821)	1,744

Balance, end of year	$116,830	$117,651

Schedule of the Company's intangible asset and related accumulated amortization for its software

	2011	2010
Software	$24,076	$23,103
Accumulated amortization	(20,817)	(19,730)

Software, net	$3,259	$3,373

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
Schedule of components of other assets

	2011	2010
Derivative assets	$3,598	$8,027
Property and equipment, net	167	355
Deferred tax assets, net	—	23,604
Tax receivables	71,217	22,586
Prepaid assets	41,087	36,838
Other current assets	26,038	18,174

Total other assets	$142,107	$109,584

CREDIT FACILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT
Schedule of the Company's debt and credit facilities, borrowings thereunder and availability

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding**	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Sep 2013	$1,200,000	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	153,262	—	140,472
Commercial Revolving Accounts	Oct 2012	200,000	166,800	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	85,506

Subtotal		3,417,250	2,049,712	277,760	1,089,778
Third Party Debt
Wholesale Term—U.S.	Various	803,250	803,250	—	—
Amortizing Retail Term ABS—N.A.	Various	5,013,006	1,730,937	3,282,069	—
Other ABS Financing—N.A.	Various	590,080	212,136	377,944	—

Subtotal		6,406,336	2,746,323	3,660,013	—
Unsecured Facility	2016	100,000	—	—	100,000
Unsecured Debt	2016	650,000	—	650,000	—

Total credit facilities and debt		$10,573,586	$4,796,035	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

	2010
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Dec 2011	$1,200,000	$214,858	$—	$985,142
Retail—Canada	Various	399,543	31,235	92,693	275,615
Commercial Revolving Accounts	Oct 2011	225,000	176,300	—	48,700
Wholesale VFN—U.S.	Nov 2011	1,250,000	1,250,000	—	—
Wholesale VFN—Canada	Sep 2011	249,959	118,354	—	131,605

Subtotal		3,324,502	1,790,747	92,693	1,441,062
Third Party Debt
Wholesale Term—U.S.	Jul 2012	583,250	—	583,250	—
Wholesale Term—Canada	Dec 2012	325,976	—	325,976	—
Amortizing Retail Term ABS—N.A.	Various	4,549,302	1,756,740	2,792,562	—
Other ABS Financing—N.A	Various	577,861	328,445	249,416	—

Subtotal		6,036,389	2,085,185	3,951,204	—

Total credit facilities and debt		$9,360,891	$3,875,932	$4,043,897	$1,441,062

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

Summary of the minimum annual repayments of long-term debt

2013	$1,459,352
2014	1,293,259
2015	916,722
2016	878,501
2017 and thereafter	39,939

Total	$4,587,773

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of sources of income before taxes

	2011	2010	2009
Domestic	$243,365	$171,164	$103,587
Foreign	76,222	76,383	64,432

Income before taxes	$319,587	$247,547	$168,019

Schedule of provision for income taxes

	2011	2010	2009
Current income tax expense:
Domestic	$40,866	$31,395	$10,626
Foreign	18,432	4,907	25,664

Total current income tax expense	59,298	36,302	36,290

Deferred income tax expense (benefit):
Domestic	55,790	39,490	26,089
Foreign	2,965	9,275	(10,078)

Total deferred income tax expense	58,755	48,765	16,011

Total tax provision	$118,053	$85,067	$52,301

Schedule of reconciliation of statutory and effective income tax rate

	2011	2010	2009
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	1.8	3.5	1.2
Tax contingencies	.5	(4.0)	(4.3)
Tax credits and incentives	(.2)	(.2)	(.4)
Tax rate and legislative changes	—	(.1)	.1
Other	(.2)	.2	(.5)

Total tax provision effective rate	36.9%	34.4%	31.1%

Schedule of components of net deferred tax assets

	2011	2010
Deferred tax assets:
Pension, postretirement and post employment benefits	$4,066	$4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527

Total deferred tax assets	$135,165	$148,988

Deferred tax liabilities:
Equipment on operating lease	$167,971	$121,605
Other	—	3,779

Total deferred tax liabilities	$167,971	$125,384

Net deferred tax (liability) asset, net(1)	$(32,806)	$23,604

(1)
The net deferred tax liability in 2011 is included in "Accounts payable and other accrued liabilities" and the net deferred tax asset in 2010 is included in "Other assets" in the accompanying consolidated balance sheets.

Schedule of reconciliation of the gross amounts of tax contingencies at the beginning and end of the year

	2011	2010	2009
Balance, beginning of year	$4,848	$15,385	$17,385
Additions based on tax positions related to the current year	2,239	—	1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements	—	(2,261)	—

Balance, end of year	$6,907	$4,848	$15,385

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
Summary of the impact of the adoption of new accounting pronouncements for VIE's specific to interest rate derivatives and the location on the balance sheet

January 1, 2010
Other assets	$2,620
Accounts payable and other accrued liabilities	$24,316
Accumulated other comprehensive income (net of tax of $8,808)	$(14,168)

Schedule of fair values of derivatives in the consolidated balance sheets

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

Schedule of location on consolidated statements of income and impact of derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Schedule of key assumptions utilized in measuring the initial fair value of retained interests for securitizations in 2009

	Range	Weighted Average
Constant prepayment rate	15.00% - 20.00%	19.31%
Expected credit loss rate	0.59% - 1.50%	0.79%
Discount rate	9.00% - 17.00%	14.06%
Remaining maturity in months	13 - 32	25

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Receivables	$9,386,549	$9,710,124	$8,627,213	$8,258,863
Short-term debt	4,796,035	4,796,035	3,875,932	3,799,842
Affiliated debt	819,270	823,028	1,567,107	1,587,538
Long-term debt	4,587,773	4,648,139	4,043,897	4,067,386

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642

SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues
United States	$163,361	$158,757	$479,132	$476,411
Canada	49,015	48,542	143,530	144,393
Eliminations	(1,317)	—	(1,775)	—

Total	$211,059	$207,299	$620,887	$620,804

Interest expense
United States	$48,990	$49,299	$150,937	$155,893
Canada	13,841	14,509	41,242	47,221
Eliminations	(1,317)	—	(1,775)	—

Total	$61,514	$63,808	$190,404	$203,114

Segment profit
United States	$41,839	$37,309	$123,048	$113,975
Canada	15,112	15,548	46,038	42,900
Eliminations	—	—	—	(138)

Total	$56,951	$52,857	$169,086	$156,737

Depreciation and amortization
United States	$18,824	$19,328	$56,667	$60,575
Canada	8,442	8,681	24,558	25,004

Total	$27,266	$28,009	$81,225	$85,579

Expenditures for equipment on operating leases and for non-lease assets
United States	$100,607	$42,731	$231,908	$177,925
Canada	24,755	19,298	76,287	72,893

Total	$125,362	$62,029	$308,195	$250,818

Provision for credit losses
United States	$9,169	$7,735	$12,735	$12,895
Canada	2,911	449	3,083	548

Total	$12,080	$8,184	$15,818	$13,443

	As of September 30, 2012	As of December 31, 2011
Segment assets
United States	$10,653,656	$9,654,594
Canada	2,594,918	2,358,198
Eliminations	(222,750)	(111,641)

Total	$13,025,824	$11,901,151

Managed portfolio
United States	$9,132,370	$7,827,253
Canada	2,112,938	1,774,445

Total	$11,245,308	$9,601,698

	2011	2010	2009
Revenues
United States	$641,252	$681,698	$552,402
Canada	189,747	181,853	149,798

Total	$830,999	$863,551	$702,200

Interest expense
United States	$207,657	$255,316	$139,009
Canada	61,177	57,716	41,123

Total	$268,834	$313,032	$180,132

Segment profit
United States	$146,709	$100,291	$66,931
Canada	54,825	62,219	48,849

Total	$201,534	$162,510	$115,780

Depreciation and amortization
United States	$78,568	$90,041	$94,804
Canada	32,978	29,246	22,571

Total	$111,546	$119,287	$117,375

	2011	2010	2009
Expenditures for equipment on operating leases and for non-lease assets
United States	$292,823	$268,593	$210,811
Canada	93,538	88,309	49,236

Total	$386,361	$356,902	$260,047

Segment assets
United States	$9,654,594	$8,683,991	$3,617,870
Canada	2,358,198	2,307,319	1,304,919

Total	$12,012,792	$10,991,310	$4,922,789

Provision for credit losses
United States	$28,974	$74,370	$85,881
Canada	3,879	2,024	3,061

Total	$32,853	$76,394	$88,942

Managed Portfolio
United States	$7,827,253	$7,214,953	$6,923,772
Canada	1,774,445	1,737,091	1,643,332

Total	$9,601,698	$8,952,044	$8,567,104

	2011	2010	2009
Reconciliation:
Segment profit
Profit from segments	$201,534	$162,510	$115,780
Less: inter-segment balances	—	(30)	(62)

Total	$201,534	$162,480	$115,718

Segment assets
Assets from segments	$12,012,792	$10,991,310	$4,922,789
Less: inter-segment balances	(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries	(105,372)	(105,372)	(105,372)

Total	$11,901,151	$10,883,489	$4,814,279

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Tables)	12 Months Ended
Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income

	2011	2010	2009
Wholesale subsidy—CNH North America	$135,294	$115,353	$44,216
Wholesale subsidy—other affiliates	1,928	—	—
Retail subsidy—CNH North America	216,544	227,208	112,678
Operating lease subsidy—CNH North America	26,518	22,273	17,447
Lending funds—CNH North America	1,700	10,329	9,977
Lending funds—other affiliates	22	1,220	1,307

Total interest and other income from affiliates	$382,006	$376,383	$185,625

Schedule of various accounts and notes receivable and debt with the affiliates

	2011			2010
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	2.50%	—	$65,335	2.46%	—	$43,780
CNH Canada Ltd.	1.33%	—	115,816	3.30%	—	75,938
Other affiliates	2.50%	—	12,766	2.46%	—	13,701

Total affiliated receivables			$193,917			$133,419

Affiliated debt owed to:
CNH America	2.50% - 3.18%	Various	$525,927	2.46% - 4.44%	Various	$1,104,257
Fiat	3.38% - 7.00%	Various	293,343	4.38% - 7.00%	Various	462,850

Total affiliated debt			$819,270			$1,567,107

Schedule of maturities of affiliated debt

2012	$735,732
2013	62,487
2014	19,582
2015	1,469
2016 and thereafter	—

Total	$819,270

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Servicing fee income	—	21,185	29	(21,007)	207
Rental income on operating leases	—	20,314	13,360	—	33,674
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES:
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses (income)	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Servicing fee income	—	60,198	125	(59,522)	801
Rental income on operating leases	—	62,402	37,264	—	99,666
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES:
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses (income)	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$4,041	$55,093	$—	$59,134
Interest and other income from affiliates	—	40,244	85,848	(31,285)	94,807
Servicing fee income	—	18,600	97	(18,348)	349
Rental income on operating leases	—	22,859	11,516	—	34,375
Other income	—	7,626	11,008	—	18,634

Total revenues	—	93,370	163,562	(49,633)	207,299

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	1,430	50,992	—	53,695
Interest expense to affiliates	53	33,766	7,579	(31,285)	10,113

Total interest expense	1,326	35,196	58,571	(31,285)	63,808

Operating expenses:
Fees charged by affiliates	—	11,784	21,427	(18,348)	14,863
Provision for credit losses	—	3,663	4,521	—	8,184
Depreciation of equipment on operating leases	—	18,127	9,557	—	27,684
Other expenses	—	5,915	3,729	—	9,644

Total operating expenses	—	39,489	39,234	(18,348)	60,375

Total expenses	1,326	74,685	97,805	(49,633)	124,183

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,326)	18,685	65,757	—	83,116
Income tax (benefit) provision	(528)	6,397	24,390	—	30,259
Equity in income of consolidated subsidiaries accounted for under the equity method	53,360	41,072	—	(94,432)	—

NET INCOME	52,562	53,360	41,367	(94,432)	52,857
Net income attributed to noncontrolling interest	—	—	(295)	—	(295)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$52,562	$53,360	$41,072	$(94,432)	$52,562

COMPREHENSIVE INCOME	$10,800	$11,598	$547	$(11,850)	$11,095
Comprehensive income attributed to noncontrolling interest	—	—	(295)	—	(295)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$10,800	$11,598	$252	$(11,850)	$10,800

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$13,554	$163,259	$—	$176,813
Interest and other income from affiliates	—	111,554	258,969	(85,826)	284,697
Servicing fee income	—	53,356	441	(52,477)	1,320
Rental income on operating leases	—	64,062	39,767	—	103,829
Other income	—	22,018	32,127	—	54,145

Total revenues	—	264,544	494,563	(138,303)	620,804

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	(7,824)	173,759	—	167,208
Interest expense to affiliates	131	98,164	23,437	(85,826)	35,906

Total interest expense	1,404	90,340	197,196	(85,826)	203,114

Operating expenses:
Fees charged by affiliates	—	36,286	61,740	(52,477)	45,549
Provision (benefit) for credit losses	—	8,987	4,456	—	13,443
Depreciation of equipment on operating leases	—	50,966	33,665	—	84,631
Other expenses	—	22,701	4,866	—	27,567

Total operating expenses	—	118,940	104,727	(52,477)	171,190

Total expenses	1,404	209,280	301,923	(138,303)	374,304

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,404)	55,264	192,640	—	246,500
Income tax (benefit) provision	(559)	18,060	72,262	—	89,763
Equity in income of consolidated subsidiaries accounted for under the equity method	156,482	119,278	—	(275,760)	—

NET INCOME	155,637	156,482	120,378	(275,760)	156,737
Net income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$155,637	$156,482	$119,278	$(275,760)	$155,637

COMPREHENSIVE INCOME	$128,356	$129,201	$94,863	$(222,964)	$129,456
Comprehensive income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$128,356	$129,201	$93,763	$(222,964)	$128,356

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment of retained interests	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to the noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail, wholesale and revolving credit notes sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to the noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$37,686	$85,873	$—	$123,559
Interest and other income from affiliates	—	105,741	127,868	(47,984)	185,625
Gain on retail, wholesale and revolving credit notes sold	—	(18,326)	165,787	—	147,461
Servicing fee income	—	72,806	9,515	(24,380)	57,941
Rental income on operating leases	—	111,257	27,147	—	138,404
Other income	—	27,010	22,200	—	49,210

Total revenues	—	336,174	438,390	(72,364)	702,200

EXPENSES
Interest expense:
Interest expense to third parties	—	41,657	35,911	—	77,568
Interest expense to affiliates	110	105,731	44,707	(47,984)	102,564

Total interest expense	110	147,388	80,618	(47,984)	180,132

Operating expenses:
Fees charged by affiliates	—	55,769	25,803	(24,380)	57,192
Provision for credit losses	—	43,255	45,687	—	88,942
Other than temporary impairment of retained interests	—	—	37,468	—	37,468
Depreciation of equipment on operating leases	—	93,777	22,392	—	116,169
Other expenses	1	40,642	13,635	—	54,278

Total operating expenses	1	233,443	144,985	(24,380)	354,049

Total expenses	111	380,831	225,603	(72,364)	534,181

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(111)	(44,657)	212,787	—	168,019
Income tax (benefit) provision	(48)	(23,094)	75,443	—	52,301
Equity in income of consolidated subsidiaries accounted for under the equity method	113,339	134,902	—	(248,241)	—

NET INCOME	113,276	113,339	137,344	(248,241)	115,718
Net income attributed to the noncontrolling interest	—	—	(2,442)	—	(2,442)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$113,276	$113,339	$134,902	$(248,241)	$113,276

COMPREHENSIVE INCOME	$190,234	$190,297	$204,052	$(391,907)	$192,676
Comprehensive income attributed to noncontrolling interest	—	—	(2,442)	—	(2,442)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$190,234	$190,297	$201,610	$(391,907)	$190,234

Schedule of condensed balance sheets

	Condensed Balance Sheets as of September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$170,923	$121,999	$—	$292,922
Restricted cash	—	100	675,038	—	675,138
Receivables, less allowance for credit losses	—	695,718	10,391,068	—	11,086,786
Retained interests in securitized receivables	—	5,583	7,106	(4,316)	8,373
Affiliated accounts and notes receivable	629,003	1,909,687	1,214,870	(3,737,609)	15,951
Equipment on operating leases, net	—	429,141	309,376	—	738,517
Equipment held for sale	—	15,102	5,082	—	20,184
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,700,202	—	(3,120,711)	—
Goodwill and intangible assets	—	84,212	36,651	—	120,863
Other assets	16,107	5,538	45,445	—	67,090

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$118,603	$4,675,484	$—	$4,794,087
Accounts payable and other accrued liabilities	15,730	2,243,707	1,123,575	(2,961,576)	421,436
Affiliated debt	9,731	1,051,123	867,359	(780,349)	1,147,864
Long-term debt	650,000	182,264	4,383,466	—	5,215,730

Total liabilities	675,461	3,595,697	11,049,884	(3,741,925)	11,579,117
STOCKHOLDER'S EQUITY	1,390,158	1,420,509	1,756,751	(3,120,711)	1,446,707

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$200,287	$220,505	$—	$420,792
Restricted cash	—	100	773,154	—	773,254
Receivables, less allowance for credit losses	—	928,022	7,699,191	—	8,627,213
Retained interests in securitized receivables	—	19,641	21,495	(3,222)	37,914
Affiliated accounts and notes receivable	285	955,399	1,208,725	(2,030,990)	133,419
Equipment on operating leases, net	—	359,050	254,843	—	613,893
Equipment held for sale	—	33,132	13,264	—	46,396
Investments in consolidated subsidiaries accounted for under the equity method	1,100,219	1,408,487	—	(2,508,706)	—
Goodwill and intangible assets	—	84,656	36,368	—	121,024
Other assets	19	—	159,255	(49,690)	109,584

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$141,563	$3,734,369	$—	$3,875,932
Accounts payable and other accrued liabilities	18	1,281,528	351,271	(1,383,901)	248,916
Affiliated debt	6,269	1,286,329	974,510	(700,001)	1,567,107
Long-term debt	—	179,135	3,864,762	—	4,043,897

Total liabilities	6,287	2,888,555	8,924,912	(2,083,902)	9,735,852
STOCKHOLDER'S EQUITY	1,094,236	1,100,219	1,461,888	(2,508,706)	1,147,637

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(153,125)	$94,757	$449,131	$18,117	$408,880

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,204,270)	(11,365,186)	8,771,781	(12,797,675)
Collections of receivables	—	10,381,039	10,129,970	(8,771,614)	11,739,395
Decrease in restricted cash	—	—	79,387	—	79,387
Purchase of equipment on operating leases, net	—	(91,559)	(2,015)	—	(93,574)
Other investing activities	—	(143)	—	—	(143)

Net cash from (used in) investing activities	—	85,067	(1,157,844)	167	(1,072,610)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,125	(314,056)	(44,272)	(18,284)	(373,487)
Net increase in indebtedness	150,000	91,134	606,980	—	848,114

Net cash from (used in) financing activities	153,125	(222,922)	562,708	(18,284)	474,627

DECREASE IN CASH AND CASH EQUIVALENTS	—	(43,098)	(146,005)	—	(189,103)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$157,189	$74,500	$—	$231,689

	Condensed Statements of Cash Flow for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash from (used in) investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of year	—	200,287	220,505	—	420,792

End of year	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Cash Flow for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal) of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	—	154,248	243,767	—	398,015

End of year	$—	$200,287	$220,505	$—	$420,792

	Condensed Statements of Cash Flow for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(107)	$497,582	$(376,800)	$85,161	$205,836

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,815,097)	(11,787,708)	9,015,698	(13,587,107)
Proceeds from sales and collections of receivables	—	11,311,608	13,320,491	(9,015,698)	15,616,401
Purchase of equipment on operating leases, net	—	(83,538)	(42,277)	—	(125,815)
Other investing activities	—	(45,423)	43,988	—	(1,435)

Net cash from (used in) investing activities	—	367,550	1,534,494	—	1,902,044

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	107	(717,462)	(279,867)	(80,402)	(1,077,624)
Net increase (decrease) in indebtedness	—	12,335	(664,017)	—	(651,682)
Issuance of common stock	—	—	4,759	(4,759)	—
Dividends to CNH America LLC	—	(150,000)	—	—	(150,000)

Net cash from (used in) financing activities	107	(855,127)	(939,125)	(85,161)	(1,879,306)

INCREASE IN CASH AND CASH EQUIVALENTS	—	10,005	218,569	—	228,574
CASH AND CASH EQUIVALENTS:
Beginning of year	—	144,243	25,198	—	169,441

End of year	$—	$154,248	$243,767	$—	$398,015

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Schedule of supplemental quarterly information (unaudited)

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to the noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046

	For the Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$213,095	$212,808	$218,781	$218,867	$863,551
Interest expense	80,408	79,109	78,705	74,810	313,032
Operating expenses	75,968	96,515	65,782	64,707	302,972
Income tax provision	23,747	12,369	15,915	33,036	85,067
Net income attributable to the noncontrolling interest	570	421	414	456	1,861

Net income attributable to CNH Capital LLC	$32,402	$24,394	$57,965	$45,858	$160,619

NATURE OF OPERATIONS (Details) (Fiat Industrial)	Sep. 30, 2012	Dec. 31, 2011	Jan. 02, 2011
Fiat Industrial
Basis of Presentation
Ownership interest in CNH	88.00%	88.00%	89.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue Recognition
Delinquency period of accounts considered for recognition of income	120 days	120 days
Minimum account delinquency period for an account to be classified as past due	30 days	30 days
Goodwill and Intangible Assets
Amortization period of other intangible assets consisting of software		5 years
New Accounting Pronouncements Adopted
Restricted cash	$ 675,138	$ 767,359				$ 773,254
Receivables less allowance for credit losses of $59,090	11,086,786	9,386,549				8,627,213
Retained Interests	8,373	17,289				37,914
Equipment held for sale	20,184	32,131				46,396
Other assets	67,090	142,107				109,584
TOTAL	13,025,824	11,901,151				10,883,489	4,814,279
Accounts payable and other accrued liabilities	421,436	450,828				248,916
Short-term debt	4,794,087	4,796,035				3,875,932
Long-term debt	5,215,730	4,587,773				4,043,897
Total liabilities	11,579,117	10,653,906				9,735,852
Total equity	1,446,707	1,247,245		1,277,093		1,147,637	1,294,588	1,251,912
TOTAL	13,025,824	11,901,151				10,883,489
Allowance for credit losses	98,351	106,673	89,086	95,835	96,129	118,730	132,271
Adjustment for New Guidance
New Accounting Pronouncements Adopted
Restricted cash							548,400
Receivables less allowance for credit losses of $59,090							5,558,535
Retained Interests							(475,302)
Equipment held for sale							17,304
Other assets							59,146
TOTAL							5,708,083
Accounts payable and other accrued liabilities							2,725
Short-term debt							3,387,715
Long-term debt							2,361,090
Total liabilities							5,751,530
Total equity							(43,447)
TOTAL							5,708,083
Allowance for credit losses							$ 59,090

RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Wholesale notes and accounts	Dec. 31, 2011 Wholesale notes and accounts	Dec. 31, 2010 Wholesale notes and accounts	Dec. 31, 2011 Wholesale notes and accounts Maximum	Sep. 30, 2012 Retail receivables	Dec. 31, 2011 Retail receivables	Dec. 31, 2010 Retail receivables	Dec. 31, 2011 Retail receivables Minimum	Dec. 31, 2011 Retail receivables Maximum	Sep. 30, 2012 Finance leases	Dec. 31, 2011 Finance leases	Dec. 31, 2010 Finance leases	Sep. 30, 2012 Restricted receivables	Dec. 31, 2011 Restricted receivables	Dec. 31, 2010 Restricted receivables	Sep. 30, 2012 Other notes	Dec. 31, 2011 Other notes	Dec. 31, 2010 Other notes
Receivables
Gross receivables	$ 11,185,137		$ 9,521,410			$ 8,774,871		$ 59,166	$ 87,600	$ 63,117		$ 628,760	$ 731,807	$ 619,933			$ 60,303	$ 53,391	$ 150,472	$ 10,343,322	$ 8,566,514	$ 7,809,232	$ 93,586	$ 82,098	$ 132,117
Less: Unearned finance charges			(28,188)			(28,928)
Less: Allowance for credit losses	(98,351)	(89,086)	(106,673)	(95,835)	(96,129)	(118,730)	(132,271)
Total receivables, net	11,086,786		9,386,549			8,627,213
Restricted Receivables	10,343,322		8,566,514			7,809,232		3,848,662	2,884,516	2,693,931		6,247,563	5,454,279	4,921,898			26,423	47,000
Off-Book Receivables	60,171		108,476			206,101						60,171	108,476	206,101
Retained Interests	8,373		17,289			37,914						8,373	17,289	37,914
Interest-free periods											12 months
Stated original maturities											24 months				2 years	6 years
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2012			5,231,584
2013			1,451,636
2014			1,175,934
2015			917,656
2016 and thereafter			744,600
Less: Unearned finance charges			(28,188)			(28,928)
Total Receivables	$ 11,185,137		$ 9,493,222	$ 9,704,243		$ 8,745,943			$ 2,972,116

RECEIVABLES (Details 2) (Net incremental impact of adopting new guidance, New accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs, USD $)
In Thousands, unless otherwise specified	Jan. 02, 2010
Net incremental impact of adopting new guidance | New accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs
Restricted receivables and securitization
Increase to assets	$ 5,708,083
Increase to liabilities	5,751,530
Decrease to equity	$ (43,447)

RECEIVABLES (Details 3) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 Retail receivables USD ($)	Dec. 31, 2011 Retail committed asset-backed facilities USD ($)	Dec. 31, 2010 Retail committed asset-backed facilities USD ($)	Dec. 31, 2010 Retail committed asset-backed facilities Minimum	Dec. 31, 2010 Retail committed asset-backed facilities Maximum	Sep. 30, 2012 Revolving account receivables	Dec. 31, 2011 Revolving account receivables	Dec. 31, 2009 Wholesale Term U.S. USD ($)	Dec. 31, 2011 Wholesale Term U.S. USD ($)	Dec. 31, 2010 Wholesale Term U.S. USD ($)	Dec. 31, 2010 Wholesale Term Canada USD ($)	Dec. 31, 2011 Wholesale Term asset-backed notes issued in August 2009 U.S. USD ($)	Dec. 31, 2011 Wholesale Term asset-backed notes issued in January 2011 U.S. USD ($)	Dec. 31, 2011 Conduit facilities renewed in March 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in July 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in November 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities, senior and related subordinate interests reneweable in November 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in December 2012 Canada USD ($)	Dec. 31, 2011 Conduit facilities reneweable in December 2012 Canada CAD	Dec. 31, 2011 Revolving Charge Account Securitizations USD ($)	Dec. 31, 2009 Revolving Charge Account Securitizations USD ($)
Receivables
Period of original term of asset-backed facility										2 years	2 years
Maximum borrowing capacity		$ 10,573,586	$ 9,360,891			$ 1,493,734							$ 803,250	$ 583,250	$ 325,976	$ 583,000	$ 220,000	$ 200,000	$ 500,000	$ 250,000	$ 200,000	$ 574,000	586,000	$ 200,000
Term of notes						2 years										3 years	364 days							2 years
Number of conduit facilitites		4
Gains on the sale of receivables												51,211													9,616
Collections reinvested into facility												5,629,046													705,365
Asset-backed transactions securitized					4,001,572	3,193,597	3,174,785
Outstanding amount of transactions securitized						5,116,695	4,708,584
Remaining period of transactions securitized						37 months		36 months	37 months
Gains on sale of securitized receivables					67,646
Proceeds from sale of securitized receivables					3,731,628
Servicing fees on sale of securitized receivables			$ 2,789	$ (166)	$ 31,304
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3

RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Beginning balance	Dec. 31, 2009 Cumulative effect from change in accounting for consolidation of certain VIEs	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Dec. 31, 2011 Retail	Dec. 31, 2010 Retail	Sep. 30, 2012 Wholesale	Sep. 30, 2011 Wholesale	Sep. 30, 2012 Wholesale	Sep. 30, 2011 Wholesale	Dec. 31, 2011 Wholesale	Dec. 31, 2010 Wholesale	Sep. 30, 2012 Other	Sep. 30, 2011 Other	Sep. 30, 2012 Other	Sep. 30, 2011 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Allowance for credit losses:
Beginning balance	$ 89,086	$ 96,129	$ 106,673	$ 118,730	$ 118,730	$ 132,271	$ 73,181	$ 59,090	$ 67,463	$ 65,426	$ 83,233	$ 73,123	$ 73,123		$ 11,444	$ 16,298	$ 12,163	$ 31,148	$ 31,148		$ 10,179	$ 14,405	$ 11,277	$ 14,459	$ 14,459
Charge-offs	(5,017)	(10,072)	(30,812)	(41,953)	(53,153)	(94,201)			(3,067)	(6,261)	(24,456)	(20,281)	(27,770)		(98)	(1,412)	(136)	(11,594)	(12,613)		(1,852)	(2,399)	(6,220)	(10,078)	(12,770)
Recoveries	2,021	2,336	6,504	7,047	9,728	8,066			1,063	1,522	3,942	4,321	5,850		64	39	166	360	447		894	775	2,396	2,366	3,431
Provision	12,080	8,184	15,818	13,443	32,853	76,394			6,765	5,934	9,524	10,220	33,353		3,596	821	2,808	(4,215)	(6,801)		1,719	1,429	3,486	7,438	6,301
Foreign currency translation and other	181	(742)	168	(1,432)	(1,485)	(3,800)			68	(597)	49	(1,359)	(1,323)		69	(86)	74	(39)	(18)		44	(59)	45	(34)	(144)
Ending balance	98,351	95,835	98,351	95,835	106,673	118,730	73,181	59,090	72,292	66,024	72,292	66,024	83,233		15,075	15,660	15,075	15,660	12,163		10,984	14,151	10,984	14,151	11,277
Ending balance: individually evaluated for impairment	39,137	51,851	39,137	51,851	52,980	69,797			27,878	40,453	27,878	40,453	42,879	42,465	11,259	11,285	11,259	11,285	10,101	27,222		113		113		110
Ending balance: collectively evaluated for impairment	59,214	43,984	59,214	43,984	53,693	48,933			44,414	25,571	44,414	25,571	40,354	30,658	3,816	4,375	3,816	4,375	2,062	3,926	10,984	14,038	10,984	14,038	11,277	14,349
Receivables:
Total Receivables	11,185,137	9,704,243	11,185,137	9,704,243	9,493,222	8,745,943			6,963,049	5,989,675	6,963,049	5,989,675	6,258,289	5,708,497	3,907,828	3,388,203	3,907,828	3,388,203	2,972,116	2,757,048	314,260	326,365	314,260	326,365	262,817	280,398
Ending balance: individually evaluated for impairment	133,417	126,924	133,417	126,924	130,629	158,408			51,482	71,961	51,482	71,961	73,920	96,399	81,935	54,761	81,935	54,761	56,444	61,609		202		202	265	400
Ending balance: collectively evaluated for impairment	$ 11,051,720	$ 9,577,319	$ 11,051,720	$ 9,577,319	$ 9,362,593	$ 8,587,535			$ 6,911,567	$ 5,917,714	$ 6,911,567	$ 5,917,714	$ 6,184,369	$ 5,612,098	$ 3,825,893	$ 3,333,442	$ 3,825,893	$ 3,333,442	$ 2,915,672	$ 2,695,439	$ 314,260	$ 326,163	$ 314,260	$ 326,163	$ 262,552	$ 279,998

RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Gross receivables	$ 11,185,137	$ 9,493,222	$ 9,704,243	$ 8,745,943
Wholesale
Financing receivable, recorded investment
Gross receivables	3,907,828	2,972,116	3,388,203	2,757,048
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,378,678	1,662,920		1,333,589
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,117,692	897,914		829,490
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	270,211	287,793		415,262
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	141,247	123,489		178,707
Retail
Financing receivable, recorded investment
Gross receivables	6,963,049	6,258,289	5,989,675	5,708,497
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	3,715,869	3,195,785		2,551,419
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	1,956,881	1,837,604		1,780,518
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,084,300	999,950		1,039,255
Retail | Silver
Financing receivable, recorded investment
Gross receivables	186,932	197,108		269,422
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	$ 19,067	$ 27,842		$ 67,883

RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Total Past Due		$ 76,058		$ 133,815
Total Receivables	11,185,137	9,493,222	9,704,243	8,745,943
Retail
Financing receivable, recorded investment
30-59 Days Past Due	24,908	25,097		42,063
60-89 Days Past Due	7,502	7,075		15,777
Greater Than 90 Days	28,225	31,473		59,234
Total Past Due	60,635	63,645		117,074
Current	6,902,414	6,194,644		5,591,423
Total Receivables	6,963,049	6,258,289	5,989,675	5,708,497
Recorded Investment > 90 Days and Accruing	3,655	3,334		7,813
Retail | United States
Financing receivable, recorded investment
30-59 Days Past Due	22,336	21,547		36,504
60-89 Days Past Due	7,021	6,100		13,548
Greater Than 90 Days	28,042	30,720		56,230
Total Past Due	57,399	58,367		106,282
Current	5,675,427	5,162,963		4,584,352
Total Receivables	5,732,826	5,221,330		4,690,634
Recorded Investment > 90 Days and Accruing	3,636	3,257		6,349
Retail | Canada
Financing receivable, recorded investment
30-59 Days Past Due	2,572	3,550		5,559
60-89 Days Past Due	481	975		2,229
Greater Than 90 Days	183	753		3,004
Total Past Due	3,236	5,278		10,792
Current	1,226,987	1,031,681		1,007,071
Total Receivables	1,230,223	1,036,959		1,017,863
Recorded Investment > 90 Days and Accruing	19	77		1,464
Wholesale
Financing receivable, recorded investment
30-59 Days Past Due	1,339	1,289		1,553
60-89 Days Past Due	35	1,981		145
Greater Than 90 Days	1,155	1,105		2,798
Total Past Due	2,529	4,375		4,496
Current	3,905,299	2,967,741		2,752,552
Total Receivables	3,907,828	2,972,116	3,388,203	2,757,048
Recorded Investment > 90 Days and Accruing	441	418		199
Wholesale | United States
Financing receivable, recorded investment
30-59 Days Past Due	1,137	1,232		969
60-89 Days Past Due	32	1,967		145
Greater Than 90 Days	1,130	818		2,608
Total Past Due	2,299	4,017		3,722
Current	3,064,380	2,266,517		2,073,777
Total Receivables	3,066,679	2,270,534		2,077,499
Recorded Investment > 90 Days and Accruing	439	362		175
Wholesale | Canada
Financing receivable, recorded investment
30-59 Days Past Due	202	57		584
60-89 Days Past Due	3	14
Greater Than 90 Days	25	287		190
Total Past Due	230	358		774
Current	840,919	701,224		678,775
Total Receivables	841,149	701,582		679,549
Recorded Investment > 90 Days and Accruing	$ 2	$ 56		$ 24

RECEIVABLES (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	10 months	10 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income			120 days		120 days
Minimum account delinquency period for an account to be classified as past due			30 days		30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	$ 113,771		$ 113,771		$ 107,966	$ 111,643
Canada
Interest Income Recognized
Receivables on nonaccrual status	5,713		5,713		1,923	2,068
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	38,150		38,150		54,798	49,881
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	164		164		676	1,540
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	75,621		75,621		53,168	61,762
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	5,549		5,549		1,247	528
Individually evaluated for impairment | Retail
Recorded Investment
Total	51,482		51,482		73,920	96,399
Unpaid Principal Balance
Total	46,401		46,401		68,459	90,381
Related Allowance	27,878		27,878		42,879	42,465
Average Recorded Investment
Total	53,590	74,131	53,991	71,961	85,094
Interest Income Recognized
Total	632	1,058	1,875	2,326	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	4,408		4,408		6,805	9,609
With an allowance recorded	47,074		47,074		66,747	84,312
Unpaid Principal Balance
With no related allowance recorded	4,300		4,300		6,791	7,634
With an allowance recorded	42,101		42,101		61,300	80,815
Related Allowance	27,878		27,878		42,861	42,138
Average Recorded Investment
With no related allowance recorded	4,585	3,960	4,433	4,212	2,741
With an allowance recorded	49,005	67,853	49,558	65,338	81,927
Interest Income Recognized
With no related allowance recorded	147	152	411	441	390
With an allowance recorded	485	881	1,464	1,798	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded					303	1,790
With an allowance recorded					65	688
Unpaid Principal Balance
With no related allowance recorded					303	1,244
With an allowance recorded					65	688
Related Allowance					18	327
Average Recorded Investment
With no related allowance recorded		1,975		2,065	355
With an allowance recorded		343		346	71
Interest Income Recognized
With no related allowance recorded		25		78	9
With an allowance recorded				9	9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	81,935		81,935		56,444	61,609
Unpaid Principal Balance
Total	81,170		81,170		54,415	62,290
Related Allowance	11,259		11,259		10,101	27,222
Average Recorded Investment
Total	79,128	56,755	72,718	58,448	68,234
Interest Income Recognized
Total	551	492	1,569	1,565	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	76,304		76,304		55,167	61,078
Unpaid Principal Balance
With an allowance recorded	75,621		75,621		53,168	61,762
Related Allowance	9,450		9,450		9,690	26,700
Average Recorded Investment
With an allowance recorded	73,473	56,588	66,461	58,258	64,061
Interest Income Recognized
With an allowance recorded	528	486	1,381	1,548	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	5,631		5,631		1,277	531
Unpaid Principal Balance
With an allowance recorded	5,549		5,549		1,247	528
Related Allowance	1,809		1,809		411	522
Average Recorded Investment
With an allowance recorded	5,655	167	6,257	190	4,173
Interest Income Recognized
With an allowance recorded	$ 23	$ 6	$ 188	$ 17	$ 153

RECEIVABLES (Details 8) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item	Sep. 30, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	1,100	2,500	1,500
Pre-modification value	$ 37,350	$ 82,700	$ 39,780
Post-modification value	34,833	53,300	37,555
Wholesale
Troubled Debt Restructurings
Number of contracts	5	5	5
Pre-modification value	21,623	15,000	21,000
Post-modification value	$ 20,274	$ 15,000	$ 21,000

RECEIVABLES (Details 9) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Wholesale notes and accounts	Dec. 31, 2010 Wholesale notes and accounts	Dec. 31, 2011 Retail and other notes and finance leases	Dec. 31, 2010 Retail and other notes and finance leases	Dec. 31, 2009 Retail receivables	Sep. 30, 2012 Retail receivables	Dec. 31, 2011 Retail receivables	Dec. 31, 2010 Retail receivables
Managed Portfolio
Total managed		$ 9,601,698		$ 8,952,044	$ 8,567,104	$ 2,972,116	$ 2,757,048	$ 6,629,582	$ 6,194,996
Principal More Than 30 Days Delinquent		76,058		133,815		4,375	4,496	71,683	129,319
Net Credit Losses		44,159		87,168		12,166	11,248	31,993	75,920
Comprised of receivables held in portfolio	11,185,137	9,493,222	9,704,243	8,745,943		2,972,116
Sold retail and other notes and finance leases	60,171	108,476		206,101							60,171	108,476	206,101
Retail receivables included in non-cash operating and investing activities that were exchanged for retained interests in sold receivables										$ 342,267

EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases					$ 830,607	$ 812,051
Less residual reserve					(599)	(3,782)
Less accumulated depreciation					(182,391)	(194,376)
Equipment on operating leases, net	738,517		738,517		647,617	613,893
Depreciation expense	27,021	27,684	80,415	84,631	110,314	117,848	116,169
Lease payments owed to the company for equipment under non-cancelable operating leases
2012					93,024
2013					57,107
2014					24,120
2015					8,810
2016 and thereafter					1,729
Total					$ 184,790

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 116,830	$ 117,651	$ 117,651	$ 115,907
Foreign currency translation adjustment			(821)	1,744
Balance, end of year	118,213		116,830	117,651	115,907
Company's intangible asset and related accumulated amortization for its software
Software			24,076	23,103
Accumulated amortization			(20,817)	(19,730)
Software, net	2,650		3,259	3,373
Amortization expense	763	848	1,106	1,273	1,026
Estimated annual amortization expense
2012			963
2013			775
2014			450
2015			265
2016			$ 118

OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER ASSETS
Derivative assets		$ 3,598	$ 8,027
Property and equipment, net		167	355
Deferred tax assets, net			23,604
Tax receivables		71,217	22,586
Prepaid assets		41,087	36,838
Other current assets		26,038	18,174
Total other assets	$ 67,090	$ 142,107	$ 109,584

CREDIT FACILITIES AND DEBT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 CNH Global item	Dec. 31, 2011 CNH Global Minimum	Dec. 31, 2011 CNH Global Maximum	Dec. 31, 2011 Committed ABCP Facilities	Dec. 31, 2010 Committed ABCP Facilities	Dec. 31, 2011 Retail	Dec. 31, 2011 Retail U.S.	Dec. 31, 2010 Retail U.S.	Dec. 31, 2011 Retail U.S. Maximum	Dec. 31, 2011 Retail Canada	Dec. 31, 2010 Retail Canada	Dec. 31, 2011 Commercial Revolving Accounts	Dec. 31, 2010 Commercial Revolving Accounts	Dec. 31, 2011 Wholesale VFN U.S.	Dec. 31, 2010 Wholesale VFN U.S.	Dec. 31, 2011 Wholesale VFN Canada	Dec. 31, 2010 Wholesale VFN Canada	Dec. 31, 2011 Third Party Debt	Dec. 31, 2010 Third Party Debt	Dec. 31, 2011 Wholesale Term U.S.	Dec. 31, 2010 Wholesale Term U.S.	Dec. 31, 2010 Wholesale Term Canada	Dec. 31, 2011 Amortizing Retail Term ABS	Dec. 31, 2010 Amortizing Retail Term ABS	Dec. 31, 2011 Other ABS Financing	Dec. 31, 2010 Other ABS Financing	Jul. 31, 2011 Unsecured Facility	Dec. 31, 2011 Unsecured Facility	Nov. 30, 2011 Unsecured Debt	Jul. 31, 2011 Unsecured Debt	Dec. 31, 2011 Unsecured Debt
Debt
Total Facility/Debt		$ 10,573,586,000	$ 9,360,891,000				$ 3,417,250,000	$ 3,324,502,000	$ 1,493,734,000	$ 1,200,000,000	$ 1,200,000,000		$ 293,734,000	$ 399,543,000	$ 200,000,000	$ 225,000,000	$ 1,150,000,000	$ 1,250,000,000	$ 573,516,000	$ 249,959,000	$ 6,406,336,000	$ 6,036,389,000	$ 803,250,000	$ 583,250,000	$ 325,976,000	$ 5,013,006,000	$ 4,549,302,000	$ 590,080,000	$ 577,861,000	$ 100,000,000	$ 100,000,000			$ 650,000,000
Short-Term Outstanding	4,794,087,000	4,796,035,000	3,875,932,000				2,049,712,000	1,790,747,000		91,640,000	214,858,000		153,262,000	31,235,000	166,800,000	176,300,000	1,150,000,000	1,250,000,000	488,010,000	118,354,000	2,746,323,000	2,085,185,000	803,250,000			1,730,937,000	1,756,740,000	212,136,000	328,445,000
Long-Term Outstanding	5,215,730,000	4,587,773,000	4,043,897,000				277,760,000	92,693,000		277,760,000				92,693,000							3,660,013,000	3,951,204,000		583,250,000	325,976,000	3,282,069,000	2,792,562,000	377,944,000	249,416,000					650,000,000
Available		1,189,778,000	1,441,062,000				1,089,778,000	1,441,062,000		830,600,000	985,142,000		140,472,000	275,615,000	33,200,000	48,700,000			85,506,000	131,605,000											100,000,000
Minimum annual repayments of long-term debt
2013		1,459,352,000
2014		1,293,259,000
2015		916,722,000
2016		878,501,000
2017 and thereafter		39,939,000
Total	5,215,730,000	4,587,773,000	4,043,897,000				277,760,000	92,693,000		277,760,000				92,693,000							3,660,013,000	3,951,204,000		583,250,000	325,976,000	3,282,069,000	2,792,562,000	377,944,000	249,416,000					650,000,000
Other disclosure
Maturity period of receivables												6 years
Term of credit agreement																														5 years			5 years
Interest rate margin (as a percent)																																		3.20%
Debt issued																																500,000,000	150,000,000
Interest rate (as a percent)																																6.25%
Weighted-average interest rate on total short-term debt outstanding (as a percent)		1.89%	2.37%
Weighted- average interest rate on total long-term debt outstanding (as a percent)		2.32%	2.41%
Support Agreement
Consolidated fixed charges coverage ratio					1.05
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement				3
Ownership percentage required to be maintained in the company					51.00%
Consolidated tangible net worth threshold					$ 50,000,000
Period available to cure deficiency in covenants						90 days

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sources of income before taxes
Domestic												$ 243,365	$ 171,164	$ 103,587
Foreign												76,222	76,383	64,432
INCOME BEFORE TAXES	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Current income tax expense:
Domestic												40,866	31,395	10,626
Foreign												18,432	4,907	25,664
Total current income tax expense												59,298	36,302	36,290
Deferred income tax expense (benefit):
Domestic												55,790	39,490	26,089
Foreign												2,965	9,275	(10,078)
Total deferred income tax expense										21,729	44,286	58,755	48,765	16,011
Total tax provision	$ 30,423	$ 28,290	$ 30,259	$ 28,252	$ 31,252	$ 33,036	$ 15,915	$ 12,369	$ 23,747	$ 91,784	$ 89,763	$ 118,053	$ 85,067	$ 52,301
Reconciliation of statutory and effective income tax rate
Tax provision at statutory rate (as a percent)										35.00%		35.00%	35.00%	35.00%
State and foreign taxes (as a percent)												1.80%	3.50%	1.20%
Tax contingencies (as a percent)												0.50%	(4.00%)	(4.30%)
Tax credits and incentives (as a percent)												(0.20%)	(0.20%)	(0.40%)
Tax rate and legislative changes (as a percent)													(0.10%)	0.10%
Other (as a percent)												(0.20%)	0.20%	(0.50%)
Total tax provision effective rate (as a percent)	34.80%		36.40%							35.20%	36.40%	36.90%	34.40%	31.10%

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of net deferred tax assets
Pension, postretirement and post employment benefits	$ 4,066	$ 4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527
Total deferred tax assets	135,165	148,988
Deferred tax liabilities:
Equipment on operating lease	167,971	121,605
Other		3,779
Total deferred tax liabilities	167,971	125,384
Net deferred tax (liability) asset, net	$ (32,806)	$ 23,604

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the gross amounts of tax contingencies at the beginning and end of the year
Balance, beginning of year	$ 4,848	$ 15,385	$ 17,385
Additions based on tax positions related to the current year	2,239		1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements		(2,261)
Balance, end of year	6,907	4,848	15,385
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate	2,010
Interest and penalties related to unrecognized tax benefits	352	(17,580)	5,652
Expected future payment of interest and penalties accrued related to unrecognized tax benefits	3,233	3,271	20,752
Income tax examinations
Undistributed earnings of non-U.S. subsidiaries	267,300
Minimum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments	5,000
Maximum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments	$ 6,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Jan. 02, 2010 Adoption of the new accounting guidance related to VIEs
FINANCIAL INSTRUMENTS
Losses related to the discontinuance of cash flow hedge accounting for instances where the forecasted transactions were no longer probable			$ 13,392
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	55 months	55 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	3,976	4,355
New Accounting Pronouncements Adopted
Other assets					2,620
Accounts payable and other accrued liabilities					24,316
Accumulated other comprehensive income (net of tax of $8,808)	(9,688)	(12,960)		(11,036)	(14,168)
Tax on accumulated other comprehensive income					$ 8,808

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 3,714,822		$ 3,714,822		$ 1,602,710	$ 1,948,760
Derivative assets designated as hedging instruments, classified in other assets					80	741
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities					19	5,375
Derivative assets not designated as hedging instruments, classified in other assets	3,864		3,864		3,518	6,888
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,864		3,864		3,585	7,250
Fair Value Hedges, Other expenses						(3,499)
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	39	(10,498)	(326)	(19,067)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses	(2)	(77)	20	(245)	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges		$ (83)	$ (48)	$ (720)	$ (751)

FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Reduction in carrying value of retained interest	$ 815	$ 4,108	$ 37,468
Retained interests for securitizations
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Reduction in carrying value of retained interest			37,468
Retained interests for securitizations | Level 3
Retained Interests in Securitized Assets
Retained interests	$ 17,289	$ 37,914
Retained interests for securitizations | Level 3 | Minimum
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			15.00%
Expected credit loss rate (as a percent)			0.59%
Discount rate (as a percent)			9.00%
Remaining maturity in months			13 months
Retained interests for securitizations | Level 3 | Maximum
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			20.00%
Expected credit loss rate (as a percent)			1.50%
Discount rate (as a percent)			17.00%
Remaining maturity in months			32 months
Retained interests for securitizations | Level 3 | Weighted Average
Key assumptions utilized in measuring the initial fair value of retained interests for securitizations
Constant prepayment rate (as a percent)			19.31%
Expected credit loss rate (as a percent)			0.79%
Discount rate (as a percent)			14.06%
Remaining maturity in months			25 months

FINANCIAL INSTRUMENTS (Details 4) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2
Assets
Interest rate derivatives	$ 3,864	$ 3,438	$ 7,629
Total assets	3,864	3,438	7,629
Liabilities
Interest rate derivatives	3,864	3,459	7,250
Total liabilities	3,896	3,459	7,250
Level 3
Assets
Interest rate derivatives		160
Retained interests	8,373	17,289	37,914
Total assets	8,373	17,449	37,914
Liabilities
Interest rate derivatives		145	5,375
Total liabilities		145	5,375
Total
Assets
Interest rate derivatives	3,864	3,598	7,629
Retained interests	8,373	17,289	37,914
Total assets	12,237	20,887	45,543
Liabilities
Interest rate derivatives	3,864	3,604	12,625
Total liabilities	$ 3,896	$ 3,604	$ 12,625

FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 17,289	$ 37,914	$ 37,914	$ 968,371
Impact from accounting change				(475,302)
Total gains or losses (realized/unrealized) included in earnings	912	1,763	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	830	(616)	1,183	5,706
Settlements	(10,658)	(22,115)	(22,107)	(67,954)
Balance at the end of the period	8,373	16,946	17,289	37,914
Retained Interests | Collateralized wholesale receivables
Changes in Level 3 fair-value category
Impact from accounting change				(394,037)
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period	15	(5,375)	(5,375)	(1,645)
Impact from accounting change				(24,316)
Total gains or losses (realized/unrealized) included in earnings	65	4,930	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(80)
Balance at the end of the period		$ (445)	$ 15	$ (5,375)

FINANCIAL INSTRUMENTS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,086,786	$ 9,386,549	$ 8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,086,786	9,386,549	8,627,213
Short-term debt		4,796,035	3,875,932
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables		9,710,124	8,258,863
Short-term debt		4,796,035	3,799,842
Affiliated debt		823,028	1,587,538
Long-term debt		$ 4,648,139	$ 4,067,386

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation adjustment	$ 68,528	$ 43,836	$ 55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,111)	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	1,896	3,234	5,836
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)	(11,036)
Total	55,625	28,716	45,642
Tax on pension liability adjustment	3,095	3,267	3,089
Tax on unrealized gains on retained interests	1,148	1,959	3,698
Tax on unrealized loss on derivative financial instruments	$ 5,206	$ 6,957	$ 6,532

SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment And Geographical Information
Revenues	$ 211,059	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 218,867	$ 218,781	$ 212,808	$ 213,095	$ 620,887	$ 620,804	$ 830,999	$ 863,551	$ 702,200
Interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Segment profit	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Depreciation and amortization												111,546	119,287	117,375
Expenditures for equipment on operating leases and for non-lease assets												386,361	356,902	260,047
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio		9,601,698				8,952,044						9,601,698	8,952,044	8,567,104
Assets from segments		12,012,792				10,991,310						12,012,792	10,991,310	4,922,789
Less: inter-segment balances		(6,269)				(2,449)						(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries		(105,372)				(105,372)						(105,372)	(105,372)	(105,372)
Reportable segment
Segment And Geographical Information
Revenues	211,059		207,299							620,887	620,804
Interest expense	61,514		63,808							190,404	203,114
Segment profit	56,951		52,857							169,086	156,737	201,534	162,510	115,780
Depreciation and amortization	27,266		28,009							81,225	85,579
Expenditures for equipment on operating leases and for non-lease assets	125,362		62,029							308,195	250,818
Provision for credit losses	12,080		8,184							15,818	13,443
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio	11,245,308	9,601,698								11,245,308		9,601,698
United States
Segment And Geographical Information
Revenues	163,361		158,757							479,132	476,411	641,252	681,698	552,402
Interest expense	48,990		49,299							150,937	155,893	207,657	255,316	139,009
Segment profit	41,839		37,309							123,048	113,975	146,709	100,291	66,931
Depreciation and amortization	18,824		19,328							56,667	60,575	78,568	90,041	94,804
Expenditures for equipment on operating leases and for non-lease assets	100,607		42,731							231,908	177,925	292,823	268,593	210,811
Provision for credit losses	9,169		7,735							12,735	12,895	28,974	74,370	85,881
Additional disclosures
Segment assets	10,653,656	9,654,594				8,683,991				10,653,656		9,654,594	8,683,991	3,617,870
Managed portfolio	9,132,370	7,827,253				7,214,953				9,132,370		7,827,253	7,214,953	6,923,772
Canada
Segment And Geographical Information
Revenues	49,015		48,542							143,530	144,393	189,747	181,853	149,798
Interest expense	13,841		14,509							41,242	47,221	61,177	57,716	41,123
Segment profit	15,112		15,548							46,038	42,900	54,825	62,219	48,849
Depreciation and amortization	8,442		8,681							24,558	25,004	32,978	29,246	22,571
Expenditures for equipment on operating leases and for non-lease assets	24,755		19,298							76,287	72,893	93,538	88,309	49,236
Provision for credit losses	2,911		449							3,083	548	3,879	2,024	3,061
Additional disclosures
Segment assets	2,594,918	2,358,198				2,307,319				2,594,918		2,358,198	2,307,319	1,304,919
Managed portfolio	2,112,938	1,774,445				1,737,091				2,112,938		1,774,445	1,737,091	1,643,332
Eliminations
Segment And Geographical Information
Revenues	(1,317)									(1,775)
Interest expense	(1,317)									(1,775)
Segment profit											(138)		30	62
Additional disclosures
Segment assets	$ (222,750)	$ (111,641)								$ (222,750)		$ (111,641)

RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Gain on retail, wholesale and revolving credit notes sold						$ 38	$ 147,461
Total interest and other income from affiliates	97,921	94,807	290,971	284,697	382,006	376,383	185,625
Affiliated receivables	15,951		15,951		193,917	133,419
Minimum annual repayments of long-term debt
2013					1,459,352
2014					1,293,259
2015					916,722
Total	1,147,864		1,147,864		819,270	1,567,107
Other information
Accounts payable and other accrued liabilities payable to related parties	83,656		83,656		24,221	5,643
Interest expense to related affiliates	9,412	10,113	27,111	35,906	44,645	80,584	102,564
Affiliates
Minimum annual repayments of long-term debt
2012					735,732
2013					62,487
2014					19,582
2015					1,469
Total					819,270
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Gain on retail, wholesale and revolving credit notes sold							51,211
Wholesale subsidy					135,294	115,353	44,216
Retail subsidy					216,544	227,208	112,678
Operating lease subsidy					26,518	22,273	17,447
Lending funds					1,700	10,329	9,977
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)					2.50%	2.46%
Affiliated receivables					65,335	43,780
Minimum annual repayments of long-term debt
Total					525,927	1,104,257
CNH America | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					2.50%	2.46%
CNH America | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					3.18%	4.44%
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)					1.33%	3.30%
Affiliated receivables					115,816	75,938
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity					74,800,000
Reference rate for dividends					LIBOR
Margin on reference rate for dividends (as a percent)					1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy					1,928
Lending funds					22	1,220	1,307
Rate of accounts and notes receivable (as a percent)					2.50%	2.46%
Affiliated receivables					12,766	13,701
Fiat
Minimum annual repayments of long-term debt
Total					$ 293,343	$ 462,850
Fiat | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					3.38%	4.38%
Fiat | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					7.00%	7.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 291,206	$ 292,300
Private label revolving charge accounts
Commitments
Total credit limit	3,777,225	3,668,743
Utilized	310,689	265,177
Unfunded Commitment	3,466,536	3,403,566
Wholesale and dealer financing
Commitments
Total credit limit	5,285,100	4,930,074
Utilized	3,840,444	2,866,512
Unfunded Commitment	$ 1,444,656	$ 2,063,562

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Gain on retail, wholesale and revolving credit notes sold													38	147,461
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Other than temporary impairment of retained interests												815	4,108	37,468
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax (benefit) provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to the noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477	44,409	52,562	50,253	52,822	45,858	57,965	24,394	32,402	167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,499		11,095							195,995	129,456	184,608	191,496	192,676
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
CNH Capital LLC
Interest expense:
Interest expense to third parties	10,860		1,273							31,468	1,273	8,184
Interest expense to affiliates	83		53							228	131	190	155	110
Total interest expense	10,943		1,326							31,696	1,404	8,374	155	110
Operating expenses:
Other expenses												1	1	1
Total operating expenses												1	1	1
Total expenses	10,943		1,326							31,696	1,404	8,375	156	111
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)		(1,326)							(31,696)	(1,404)	(8,375)	(156)	(111)
Income tax (benefit) provision	(4,287)		(528)							(12,420)	(559)	(3,282)	(62)	(48)
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME	56,477		52,562							167,860	155,637	200,046	160,619	113,276
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477		52,562							167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,025		10,800							194,769	128,356	183,120	189,635	190,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,650		4,041							9,402	13,554	17,089	22,272	37,686
Interest and other income from affiliates	46,382		40,244							130,291	111,554	153,927	153,814	105,741
Gain on retail, wholesale and revolving credit notes sold													38	(18,326)
Servicing fee income	21,185		18,600							60,198	53,356	72,087	68,145	72,806
Rental income on operating leases	20,314		22,859							62,402	64,062	85,346	105,844	111,257
Other income	8,823		7,626							22,590	22,018	29,237	30,695	27,010
Total revenues	99,354		93,370							284,883	264,544	357,686	380,808	336,174
Interest expense:
Interest expense to third parties	1,294		1,430							4,705	(7,824)	(755)	20,296	41,657
Interest expense to affiliates	37,314		33,766							102,682	98,164	131,869	121,999	105,731
Total interest expense	38,608		35,196							107,387	90,340	131,114	142,295	147,388
Operating expenses:
Fees charged by affiliates	12,239		11,784							38,515	36,286	50,055	50,613	55,769
Provision for credit losses	3,735		3,663							(10,294)	8,987	31,463	70,981	43,255
Other than temporary impairment of retained interests												30
Depreciation of equipment on operating leases	15,963		18,127							49,636	50,966	66,279	87,838	93,777
Other expenses	6,521		5,915							21,688	22,701	29,213	27,208	40,642
Total operating expenses	38,458		39,489							99,545	118,940	177,040	236,640	233,443
Total expenses	77,066		74,685							206,932	209,280	308,154	378,935	380,831
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	22,288		18,685							77,951	55,264	49,532	1,873	(44,657)
Income tax (benefit) provision	9,152		6,397							30,913	18,060	18,830	1,303	(23,094)
Equity in income of consolidated subsidiaries accounted for under the equity method	49,997		41,072							140,098	119,278	174,437	160,143	134,902
NET INCOME	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,133		53,360							187,136	156,482	205,139	160,713	113,339
COMPREHENSIVE INCOME	89,681		11,598							214,045	129,201	188,213	189,729	190,297
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	89,681		11,598							214,045	129,201	188,213	189,729	190,297
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	59,066		55,093							169,170	163,259	221,241	245,279	85,873
Interest and other income from affiliates	88,636		85,848							263,369	258,969	346,146	306,906	127,868
Gain on retail, wholesale and revolving credit notes sold														165,787
Servicing fee income	29		97							125	441	514	1,419	9,515
Rental income on operating leases	13,360		11,516							37,264	39,767	52,383	35,145	27,147
Other income	8,718		11,008							28,287	32,127	41,950	44,555	22,200
Total revenues	169,809		163,562							498,215	494,563	662,234	633,304	438,390
Interest expense:
Interest expense to third parties	39,948		50,992							127,120	173,759	216,760	212,152	35,911
Interest expense to affiliates	9,112		7,579							26,890	23,437	30,653	42,767	44,707
Total interest expense	49,060		58,571							154,010	197,196	247,413	254,919	80,618
Operating expenses:
Fees charged by affiliates	23,680		21,427							68,202	61,740	83,744	77,075	25,803
Provision for credit losses	8,345		4,521							26,112	4,456	1,390	5,413	45,687
Other than temporary impairment of retained interests												785	4,108	37,468
Depreciation of equipment on operating leases	11,058		9,557							30,779	33,665	44,035	30,010	22,392
Other expenses	1,637		3,729							4,497	4,866	6,437	15,949	13,635
Total operating expenses	44,720		39,234							129,590	104,727	136,391	132,555	144,985
Total expenses	93,780		97,805							283,600	301,923	383,804	387,474	225,603
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	76,029		65,757							214,615	192,640	278,430	245,830	212,787
Income tax (benefit) provision	25,558		24,390							73,291	72,262	102,505	83,826	75,443
NET INCOME	50,471		41,367							141,324	120,378	175,925	162,004	137,344
Net income attributed to the noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,997		41,072							140,098	119,278	174,437	160,143	134,902
COMPREHENSIVE INCOME	72,498		547							163,693	94,863	160,064	188,666	204,052
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	72,024		252							162,467	93,763	158,576	186,805	201,610
Eliminations
REVENUES
Interest and other income from affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Servicing fee income	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total revenues	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Interest expense:
Interest expense to affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Total interest expense	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Operating expenses:
Fees charged by affiliates	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total operating expenses	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total expenses	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Equity in income of consolidated subsidiaries accounted for under the equity method	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
COMPREHENSIVE INCOME	(161,705)		(11,850)							(376,512)	(222,964)	(346,789)	(376,534)	(391,907)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (161,705)		$ (11,850)							$ (376,512)	$ (222,964)	$ (346,789)	$ (376,534)	$ (391,907)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill and intangible assets	120,863	120,089		121,024
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
Stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	13,025,824	11,901,151		10,883,489
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	629,003	641,566		285
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,203,432		1,100,219
Other assets	16,107	13,588		19
TOTAL	2,065,619	1,858,586		1,100,523
LIABILITIES:
Accounts payable and other accrued liabilities	15,730	6,777		18
Affiliated debt	9,731	9,453		6,269
Long-term debt	650,000	650,000
Total liabilities	675,461	666,230		6,287
Stockholder's equity	1,390,158	1,192,356		1,094,236
TOTAL	2,065,619	1,858,586		1,100,523
Guarantor Entities
ASSETS
Cash and cash equivalents	170,923	306,208	157,189	200,287	154,248	144,243
Restricted cash	100	100		100
Receivables, less allowance for credit losses	695,718	834,392		928,022
Retained interests in securitized receivables	5,583	6,464		19,641
Affiliated accounts and notes receivable	1,909,687	1,184,507		955,399
Equipment on operating leases, net	429,141	377,294		359,050
Equipment held for sale	15,102	27,106		33,132
Investments in consolidated subsidiaries accounted for under the equity method	1,700,202	1,567,061		1,408,487
Goodwill and intangible assets	84,212	84,720		84,656
Other assets	5,538	33,283
TOTAL	5,016,206	4,421,135		3,988,774
LIABILITIES:
Short-term debt, including current maturities of long-term debt	118,603	160,200		141,563
Accounts payable and other accrued liabilities	2,243,707	2,265,212		1,281,528
Affiliated debt	1,051,123	602,960		1,286,329
Long-term debt	182,264	189,331		179,135
Total liabilities	3,595,697	3,217,703		2,888,555
Stockholder's equity	1,420,509	1,203,432		1,100,219
TOTAL	5,016,206	4,421,135		3,988,774
All Other Subsidiaries
ASSETS
Cash and cash equivalents	121,999	287,885	74,500	220,505	243,767	25,198
Restricted cash	675,038	767,259		773,154
Receivables, less allowance for credit losses	10,391,068	8,552,157		7,699,191
Retained interests in securitized receivables	7,106	15,103		21,495
Affiliated accounts and notes receivable	1,214,870	1,436,347		1,208,725
Equipment on operating leases, net	309,376	270,323		254,843
Equipment held for sale	5,082	5,025		13,264
Goodwill and intangible assets	36,651	35,369		36,368
Other assets	45,445	95,236		159,255
TOTAL	12,806,635	11,464,704		10,386,800
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,675,484	4,635,835		3,734,369
Accounts payable and other accrued liabilities	1,123,575	528,047		351,271
Affiliated debt	867,359	930,430		974,510
Long-term debt	4,383,466	3,748,442		3,864,762
Total liabilities	11,049,884	9,842,754		8,924,912
Stockholder's equity	1,756,751	1,621,950		1,461,888
TOTAL	12,806,635	11,464,704		10,386,800
Eliminations
ASSETS
Retained interests in securitized receivables	(4,316)	(4,278)		(3,222)
Affiliated accounts and notes receivable	(3,737,609)	(3,068,503)		(2,030,990)
Investments in consolidated subsidiaries accounted for under the equity method	(3,120,711)	(2,770,493)		(2,508,706)
Other assets				(49,690)
TOTAL	(6,862,636)	(5,843,274)		(4,592,608)
LIABILITIES:
Accounts payable and other accrued liabilities	(2,961,576)	(2,349,208)		(1,383,901)
Affiliated debt	(780,349)	(723,573)		(700,001)
Total liabilities	(3,741,925)	(3,072,781)		(2,083,902)
Stockholder's equity	(3,120,711)	(2,770,493)		(2,508,706)
TOTAL	$ (6,862,636)	$ (5,843,274)		$ (4,592,608)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 510,526	$ 408,880	$ 465,102	$ 357,027	$ 205,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(13,864,075)	(12,797,675)	(18,036,908)	(15,733,642)	(13,587,107)
Proceeds from sales and collections of receivables			17,217,638	15,455,339	15,616,401
Decrease (increase) in restricted cash				(146,348)
Purchase (disposal) of equipment on operating leases, net	(163,207)	(93,574)	(148,336)	(131,041)	(125,815)
Other investing activities	(151)	(143)	1,053	(1,199)	(1,435)
Net cash from (used in) investing activities	(1,692,222)	(1,072,610)	(966,553)	(556,891)	1,902,044
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	324,771	(373,487)	(742,510)	(555,950)	(1,077,624)
Net increase (decrease) in indebtedness	555,754	848,114	1,502,262	1,073,591	(651,682)
Dividends to CNH America LLC			(85,000)	(295,000)	(150,000)
Net cash from (used in) financing activities	880,525	474,627	674,752	222,641	(1,879,306)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(301,171)	(189,103)	173,301	22,777	228,574
CASH AND CASH EQUIVALENTS:
Beginning of period	594,093	420,792	420,792	398,015	169,441
End of period	292,922	231,689	594,093	420,792	398,015
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(278)	(153,125)	(653,183)	(155)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	3,125	3,183	155	107
Net increase (decrease) in indebtedness		150,000	650,000
Net cash from (used in) financing activities	278	153,125	653,183	155	107
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(580,853)	94,757	859,941	692,810	497,582
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(11,104,286)	(10,204,270)	(14,454,152)	(12,375,373)	(10,815,097)
Proceeds from sales and collections of receivables			14,525,124	12,318,165	11,311,608
Decrease (increase) in restricted cash				1,992
Purchase (disposal) of equipment on operating leases, net	(101,483)	(91,559)	(84,523)	14,365	(83,538)
Other investing activities	(151)	(143)	(933)	(1,199)	(45,423)
Net cash from (used in) investing activities	46,068	85,067	(14,484)	(42,050)	367,550
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	448,164	(314,056)	(683,368)	(314,591)	(717,462)
Net increase (decrease) in indebtedness	(48,664)	91,134	28,832	4,870	12,335
Dividends to CNH America LLC			(85,000)	(295,000)	(150,000)
Net cash from (used in) financing activities	399,500	(222,922)	(739,536)	(604,721)	(855,127)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(135,285)	(43,098)	105,921	46,039	10,005
CASH AND CASH EQUIVALENTS:
Beginning of period	306,208	200,287	200,287	154,248	144,243
End of period	170,923	157,189	306,208	200,287	154,248
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	1,034,918	449,131	235,827	(275,287)	(376,800)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,802,889)	(11,365,186)	(15,762,983)	(13,766,266)	(11,787,708)
Proceeds from sales and collections of receivables			14,871,686	13,545,171	13,320,491
Decrease (increase) in restricted cash				(148,340)
Purchase (disposal) of equipment on operating leases, net	(61,724)	(2,015)	(63,813)	(145,406)	(42,277)
Other investing activities			1,986		43,988
Net cash from (used in) investing activities	(1,738,328)	(1,157,844)	(953,124)	(514,841)	1,534,494
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(66,894)	(44,272)	(38,753)	(220,583)	(279,867)
Net increase (decrease) in indebtedness	604,418	606,980	823,430	1,068,721	(664,017)
Issuance of common stock				1	4,759
Redemption of paid in capital				(81,273)
Net cash from (used in) financing activities	537,524	562,708	784,677	766,866	(939,125)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(165,886)	(146,005)	67,380	(23,262)	218,569
CASH AND CASH EQUIVALENTS:
Beginning of period	287,885	220,505	220,505	243,767	25,198
End of period	121,999	74,500	287,885	220,505	243,767
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	56,739	18,117	22,517	(60,341)	85,161
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	10,043,100	8,771,781	12,180,227	10,407,997	9,015,698
Proceeds from sales and collections of receivables			(12,179,172)	(10,407,997)	(9,015,698)
Net cash from (used in) investing activities	38	167	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(56,777)	(18,284)	(23,572)	(20,931)	(80,402)
Issuance of common stock				(1)	(4,759)
Redemption of paid in capital				81,273
Net cash from (used in) financing activities	$ (56,777)	$ (18,284)	$ (23,572)	$ 60,341	$ (85,161)

SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Revenues	$ 211,059	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 218,867	$ 218,781	$ 212,808	$ 213,095	$ 620,887	$ 620,804	$ 830,999	$ 863,551	$ 702,200
Interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Income tax provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
Net income attributable to the noncontrolling interest	474	388	295	394	411	456	414	421	570	1,226	1,100	1,488	1,861	2,442
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 56,477	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 45,858	$ 57,965	$ 24,394	$ 32,402	$ 167,860	$ 155,637	$ 200,046	$ 160,619	$ 113,276

RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS (Details) (Unsecured Debt Securities, USD $)	1 Months Ended
Nov. 30, 2011
Unsecured Debt Securities
Retrospective adoption of accounting standards
Debt issued	$ 500,000,000
Interest rate (as a percent)	6.25%

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
INCOME BEFORE TAXES	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 56,477	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 45,858	$ 57,965	$ 24,394	$ 32,402	$ 167,860	$ 155,637	$ 200,046	$ 160,619	$ 113,276

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 56,951	$ 52,857	$ 169,086	$ 156,737	$ 201,534	$ 162,480	$ 115,718
Other comprehensive (loss) income:
Foreign currency translation adjustment	25,696	(36,305)	24,692	(22,209)	(12,012)	20,260	43,601
Defined benefit pension plans:
Pension liability adjustment (net of tax expense of $58, $48, $172, $173, and net of tax benefit of $178, tax expense of $301 and tax benefit of $172, respectively)	93	78	283	256	(388)	486	(278)
Unrealized gains on retained interests:
Unrealized gains on retained interests (net of tax benefit of $232, $626, $811, $1,408, and net of tax benefit of $1,739, and tax expense of $2,112 and 11,469, respectively)	(381)	(1,017)	(1,338)	(2,120)	(2,602)	3,407	20,141
Derivative financial instruments:
Losses reclassified to earnings (net of tax expense of $546, $1,958, $1,864, $5,635, and net of tax benefit of $8,110, $13,805 and $14,067 respectively)	1,124	2,020	3,519	8,855	9,326	20,711	19,526
Losses (gains) deferred (net of tax benefit (expense) of ($4), $3,908, $113, $6,955, and net of tax benefit $8,535, 10,459 and $4,644, respectively)	16	(6,538)	(247)	(12,063)	(11,250)	(15,848)	(6,032)
Other comprehensive (loss) income	26,548	(41,762)	26,909	(27,281)	(16,926)	29,016	76,958
COMPREHENSIVE INCOME	83,499	11,095	195,995	129,456	184,608	191,496	192,676
Less: comprehensive income attributable to noncontrolling interest	(474)	(295)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 83,025	$ 10,800	$ 194,769	$ 128,356	$ 183,120	$ 189,635	$ 190,234

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax expense (benefit)	$ 58	$ 48	$ 172	$ 173	$ (178)	$ 301	$ (172)
Unrealized gains on retained interests, tax benefit (expense)	232	626	811	1,408	1,739	(2,112)	(11,469)
Losses reclassified to earnings, tax expense (benefit)	546	1,958	1,864	5,635	(8,110)	(13,805)	(14,067)
Losses (gains) deferred, tax benefit (expense)	$ (4)	$ 3,908	$ 113	$ 6,955	$ 8,535	$ 10,459	$ 4,644

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses of $98,351, $106,673 and $118,730 respectively	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill	118,213	116,830		117,651	115,907
Other intangible assets, net	2,650	3,259		3,373
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt (including current maturities of long-term debt)	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
STOCKHOLDER'S EQUITY:
Member's capital
Paid-in capital	839,754	836,721		836,721
Accumulated other comprehensive income	55,625	28,716		45,642
Retained earnings	494,779	326,919		211,873
Total CNH Capital LLC stockholder's equity	1,390,158	1,192,356		1,094,236
Noncontrolling interest	56,549	54,889		53,401
Total stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	$ 13,025,824	$ 11,901,151		$ 10,883,489

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 98,351	$ 89,086	$ 106,673	$ 95,835	$ 96,129	$ 118,730	$ 132,271
Restricted cash	675,138		767,359			773,254
Receivables, less allowance for credit losses	11,086,786		9,386,549			8,627,213
Equipment on operating leases, net	738,517		647,617			613,893
TOTAL	13,025,824		11,901,151			10,883,489	4,814,279
Short-term debt (including current maturities of long-term debt)	4,794,087		4,796,035			3,875,932
Long-term debt	5,215,730		4,587,773			4,043,897
TOTAL			8,218,036			7,412,100
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	58,744		39,309			42,246
Restricted cash	675,038		738,478			743,931
Receivables, less allowance for credit losses	8,398,137		7,823,615			7,029,265
Equipment on operating leases, net	104,179		94,018			89,556
TOTAL	9,177,354		8,656,111			7,862,752
Short-term debt (including current maturities of long-term debt)	4,631,998		4,583,407			3,547,338
Long-term debt	4,313,369		3,634,629			3,864,762
TOTAL	$ 8,945,367		$ 8,218,036			$ 7,412,100

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 156,737	$ 201,534
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	84,731	110,440
Amortization on intangibles	848	1,106
Provision for credit losses	13,443	32,853
Deferred income tax expense	44,286	58,755
Changes in components of working capital:
Decrease in affiliated accounts and notes receivables	23,055	(63,326)
Decrease in other assets and equipment held for sale	138,678	(20,360)
Decrease in accounts payable and other accrued liabilities	(52,898)	143,285
Net cash from operating activities	408,880	465,102
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,797,675)	(18,036,908)
Collections of receivables	11,739,395	17,217,638
Decrease in restricted cash	79,387	1,986
Purchase of equipment on operating leases	(250,818)	(386,361)
Proceeds from disposal of equipment on operating leases	157,244	238,025
Purchase of software	(203)	(993)
Expenditures for property and equipment	(33)	(33)
Proceeds from disposal of property and equipment	93	93
Net cash from (used in) investing activities	(1,072,610)	(966,553)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of affiliated debt	493,484	533,346
Payment of affiliated debt	(866,971)	(1,275,856)
Proceeds from issuance of long-term debt	2,649,338	4,101,882
Payment of long-term debt	(1,843,814)	(3,543,494)
Increase in revolving credit facilities	42,590	943,874
Net cash from (used in) financing activities	474,627	674,752
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(189,103)	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	420,792	420,792
End of period	231,689	594,093
CASH PAID DURING THE PERIOD FOR INTEREST	205,546	267,114
CASH PAID DURING THE PERIOD FOR TAXES	$ 44,507	$ 27,193

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest
BALANCE at Dec. 31, 2008	$ 1,251,912	$ 836,721	$ (23,556)	$ 389,649	$ 49,098
Increase (Decrease) in Stockholder's Equity
Net income	115,718			113,276	2,442
Foreign currency translation adjustment	43,601		43,601
Pension liability adjustment, net of tax	(278)		(278)
Unrealized gain on retained interests, net of tax	20,141		20,141
Derivative financial instruments:
Losses reclassified to earnings, net of tax	19,526		19,526
Losses deferred, net of tax	(6,032)		(6,032)
BALANCE at Dec. 31, 2009	1,294,588	836,721	49,616	356,711	51,540
Increase (Decrease) in Stockholder's Equity
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
Derivative financial instruments:
Losses reclassified to earnings, net of tax	20,711		20,711
Losses deferred, net of tax	(15,848)		(15,848)
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Net income	156,737			155,637	1,100
Foreign currency translation adjustment	(22,209)		(22,209)
Pension liability adjustment, net of tax	256		256
Unrealized gain on retained interests, net of tax	(2,120)		(2,120)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	8,855		8,855
Losses deferred, net of tax	(12,063)		(12,063)
BALANCE at Sep. 30, 2011	1,277,093	836,721	18,361	367,510	54,501
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	9,326		9,326
Losses deferred, net of tax	(11,250)		(11,250)
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	169,086			167,860	1,226
Preferred stock issuance	434				434
Foreign currency translation adjustment	24,692		24,692
Stock compensation	3,033	3,033
Pension liability adjustment, net of tax	283		283
Unrealized gain on retained interests, net of tax	(1,338)		(1,338)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	3,519		3,519
Losses deferred, net of tax	(247)		(247)
BALANCE at Sep. 30, 2012	$ 1,446,707	$ 839,754	$ 55,625	$ 494,779	$ 56,549

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1: BASIS OF PRESENTATION

        The accompanying consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of (a) the consolidated net income for the three and nine months ended September 30, 2012 and 2011, (b) the consolidated comprehensive income for the three and nine months ended September 30, 2012 and 2011, (c) the consolidated financial position as of September 30, 2012 and December 31, 2011, (d) the consolidated changes in stockholder's equity for the nine months ended September 30, 2012 and 2011 and (e) the consolidated cash flows for the nine months ended September 30, 2012 and 2011.

        The December 31, 2011 financial position data included herein was derived from the audited financial statements for the year ended December 31, 2011, but does not include all disclosures required by generally accepted accounting principles in the United States of America ("U.S. GAAP").

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC and CNH Capital America LLC, and its majority-owned operating subsidiary CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Global N.V. ("CNH"). CNH manufactures agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers primarily located in the United States and Canada.

        As of September 30, 2012, Fiat Industrial S.p.A. ("Fiat Industrial," and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 88% of CNH's outstanding common shares through its wholly-owned subsidiary, Fiat Netherlands Holding B.V. ("Fiat Netherlands").

        On May 30, 2012, the Board of Directors of CNH Global received a proposal (the "Proposal") from Fiat Industrial to enter into a combination transaction. The Board of Directors of CNH Global appointed a special committee of unconflicted directors to evaluate the Proposal in consultation with independent financial and legal advisors retained by the special committee. Following such evaluation, the special committee announced on October 15, 2012 that, based on information made available to it, as well as the opinions of its financial advisors, the special committee had unanimously concluded the Proposal was inadequate and would not be in the best interests of CNH Global and CNH Global's shareholders and that the special committee had unanimously determined not to recommend the Proposal. In that same announcement, the special committee stated that it remains available to evaluate any alternatives to the Proposal should Fiat Industrial elect to advance any such alternatives. A Fiat Industrial announcement of that same date provided that its advisors had been asked to meet with the advisors to the special committee to explore whether the parties can reach agreement on revised terms for a merger transaction on a basis broadly consistent with the Proposal and that Fiat Industrial desires to move forward with a transaction promptly.

        The Company has prepared the accompanying consolidated financial statements in accordance with U.S. GAAP. The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases, allowance for credit losses, and tax contingencies. Actual results could differ from those estimates.

        These interim financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the annual report for the year ended December 31, 2011. Interim results are not necessarily indicative of those expected for the entire year.

        Effective July 1, 2012, CNH Capital LLC sold its equity interests in CNH Capital Insurance Agency, Inc. and CNH Capital Canada Insurance Agency Ltd. and entered into a five-year master services agreement allowing the counterparty to use the CNH Capital name during that period. CNH Capital LLC received approximately $35,000 in connection with the sale, primarily representing a prepayment on the master services agreement. As part of this transaction, CNH Capital LLC transferred $26,009 in restricted cash and unearned finance charges to the counterparty.

NEW ACCOUNTING PRONOUNCEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS
NOTE 2: NEW ACCOUNTING PRONOUNCEMENTS There were no new accounting standards adopted during the nine months ended September 30, 2012.

NOTE 16: RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS

        Under a registration rights agreement executed in connection with the November 2011 private offering of $500 million in aggregate principal amount of its 6.250% notes described in Note 7, the Company is required to file a registration statement with the Securities and Exchange Commission with respect to an offer to exchange such notes for publicly registered notes. Therefore, the Company has begun to follow U.S. GAAP applicable to public companies as defined by the applicable accounting standards and related Securities and Exchange Commission regulations. As a result, the Company retrospectively adopted the following accounting policies in these consolidated financial statements.

Condensed Consolidating Financial Information

        The disclosure requirements related to financial statements of guarantors and issuers of guaranteed securities registered or being registered was applied to all periods presented (see Note 14).

Income Tax Accounting

        The Company adopted the accounting standards that require the entity to calculate its tax provision on the separate return basis as if the entity had not been eligible to be included in a consolidated tax return with its parent. Previously, the Company's subsidiaries that were structured as limited liability companies did not record an income tax provision. This accounting methodology has been applied to the consolidated financial statements and related disclosures for all periods presented.

Comprehensive Income

        As indicated in "Note 2: Summary of Significant Accounting Policies", the Company has adopted new accounting guidance in 2011 on the presentation of comprehensive income. This has resulted in the Company presenting a separate statement of comprehensive income for all periods presented.

ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated other comprehensive income as of December 31, 2011 and 2010 are as follows:

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642

RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of September 30, 2012 and December 31, 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities, which are limited-purpose, bankruptcy-remote SPEs. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited-purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of subordinated interests in the trusts.

        Three private retail transactions totaling $60,171 and $108,476 were not included in the Company's consolidated balance sheets as of September 30, 2012 and December 31, 2011, respectively.

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis and incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of September 30, 2012 and December 31, 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

        For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of September 30, 2012, the Company had approximately 1,100 retail and finance lease receivable contracts of which the pre-modification value was $37,350 and the post-modification value was $34,833. The court has determined the concession in 632 of these cases. The pre-modification value of these contracts was $11,568 and the post-modification value was $9,853. As of September 30, 2011, the Company had approximately 1,500 retail and finance lease receivable contracts of which the pre-modification value was $39,780 and the post-modification value was $37,555. The court has determined the concession in 625 of these cases. The pre-modification value of these contracts was $9,007 and the post-modification value was $7,920. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended September 30, 2012 and 2011.

        As of September 30, 2012, the Company had five wholesale agreements with a pre- and post-modification balance of approximately $21,623 and $20,274, respectively. As of September 30, 2011, the Company had five wholesale agreements with a pre- and post- modification balance both of approximately $21,000. The wholesale TDRs that subsequently defaulted were immaterial for the three and nine months ended September 30, 2012 and 2011.

NOTE 3: RECEIVABLES

        A summary of receivables included in the accompanying consolidated balance sheets as of December 31, 2011 and 2010 is as follows:

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

        Wholesale notes and accounts receivable arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have "interest-free" periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the "interest-free" period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any "interest-free" period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The "interest-free" periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2011, 2010 or 2009 relating to the termination of dealer contracts.

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Maturities of wholesale notes and accounts, retail and other notes, and finance leases as of December 31, 2011, are as follows:

2012	$5,231,584
2013	1,451,636
2014	1,175,934
2015	917,656
2016 and thereafter	744,600

9,521,410
Less unearned finance charges	(28,188)

Total receivables, net of unearned finance charges	$9,493,222

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Wholesale, retail, and finance lease receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with wholesale and retail notes receivable.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        Beginning January 1, 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a result of this new accounting guidance, SPEs utilized in securitization programs no longer meet the non-consolidation accounting criteria, and, as such, are accounted for as secured borrowings and are included in the consolidated balance sheet. The net incremental impact of adopting this new guidance as of January 1, 2010, was a $5,708,083 increase to assets, $5,751,530 increase to liabilities and $43,447 decrease to equity. Refer to "Note 2: Summary of Significant Accounting Policies—New Accounting Pronouncements Adopted" for additional information.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2011 and 2010:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2011, debt issued through the U.S. master trust facility consists of $583 million term asset-backed notes issued in August 2009 with a three-year maturity, $220 million term asset-backed notes issued January 2011 with a maturity of December 2012 and four 364-day conduit facilities renewable annually at the sole discretion of the purchasers; $200 million renewable March 2012 (renewed in March 2012 until March 2013), $500 million renewable July 2012, $250 million renewable November 2012, and $200 million senior and related subordinate interests renewable November 2012.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($574 million) conduit facility renewable December 2012 at the sole discretion of the investor.

        These trusts were determined to be VIEs and, consequently the Company consolidates the securitization trusts. In its role as servicer, the Company has the power to direct the trusts' activities and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts. The Company is the primary beneficiary of the trusts, and therefore the trusts were consolidated.

        The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        For the U.S. wholesale securitization facility, in the year ended December, 31, 2009 the Company recognized gains on the sale of receivables of $51,211. Collections reinvested into the facility in the year ended December, 31, 2009 were $5,629,046. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the facilities.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis.

Retail Receivables Securitizations

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company consolidated all previously unconsolidated retail trusts upon the January 1, 2010 adoption of the new accounting guidance related to transfers of financial assets and the consolidation of VIEs. In its role as servicer, the Company has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2011 and 2010, the Company executed $3,193,597 and $3,174,785, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. The Company applied any proceeds from the securitizations to repay outstanding debt. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity of 37 months. At December 31, 2010, $4,708,584 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity between 36 and 37 months.

        During the year ended December 31, 2009, the Company securitized retail receivables with a net principal value of $4,001,572 and recognized gains on these sales of receivables of $67,646. Further, related to the retail securitizations, the Company received proceeds of $3,731,628 and recorded $31,304 in servicing fees for the year ended December 31, 2009.

        The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has access to $1,493,734 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize public ABS markets. These facilities had an original term of two years and are renewable in the U.S. in September 2013 and in Canada in December 2012.

        Three private retail transactions totaling $108,476 and $206,101 were not included in the Company's consolidated balance sheet as of December 31, 2011 and 2010, respectively. These transactions continue to qualify as sales subsequent to the adoption of the new accounting guidance. Therefore, as these receivables are collected, the amount of off-book receivables will decrease.

Revolving Charge Account Securitizations

        The Company, through a trust, securitizes originated revolving charge account receivables. The trust's facility limit is $200 million, has an original two year term and is renewable in October 2012. Consistent with the wholesale and retail securitization programs, the Company determined the trust was a VIE and consequently was required to be consolidated, as the Company is the primary beneficiary.

        The Company's continuing involvement with the securitization trust includes servicing the receivables and maintaining a cash reserve account, which provides security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments to the securities. The investors and the securitization trust have no recourse to the Company for failure of debtors to pay when due beyond the Company's retained interest assets. Further, the Company's retained interests are subordinate to the investors' interests.

        For the year ended December 31, 2009, the Company recognized gains of $9,616 on the sale of receivables and collections reinvested into the facility of $705,365. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the trusts.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's finance receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers strength of dealer's financial statements, payment history and audit performance. Each quarter, the Company updates its dealers' ratings and considers the ratings in the credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

          Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

          Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

          Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2011 and 2010 is as follows:

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

        Utilizing an internal credit scoring model which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

          Titanium—Customers where the Company expects no collection risk or loss activity.

          Platinum—Customers where the Company expects minimal, if any, collection risk or loss activity.

          Gold, Silver, Bronze—Customers are defined as those with the potential for collection risk or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2011 and 2010 is as follows:

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2011 and 2010 is as follows:

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

        For the years ended December 31, 2011 and 2010, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows. Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the original contract.

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

        For the year ended December 31, 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized are as follows:

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2011 and 2010 are as follows:

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        For the year ended December 31, 2011, the Company has approximately 2,500 retail and finance lease receivable contracts that are in legal proceedings, primarily bankruptcies. The pre-modification value was $82,700 and the post-modification value was $53,300. The court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for the twelve months ended December 31, 2011.

        For wholesale receivables, the Company restructured five wholesale agreements with a pre- and post-modification balance of approximately $15,000. The wholesale TDRs that subsequently defaulted were immaterial.

Managed Portfolio

        Historical loss and delinquency amounts for the Company's managed portfolio for 2011 and 2010 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2011
Type of receivable:
Wholesale notes and accounts	$2,972,116	$4,375	$12,166
Retail and other notes and finance leases	6,629,582	71,683	31,993

Total managed	$9,601,698	$76,058	$44,159

Comprised of:
Receivables held in portfolio	$9,493,222
Sold:
Retail	108,476

Total managed	$9,601,698

2010
Type of receivable:
Wholesale notes and accounts	$2,757,048	$4,496	$11,248
Retail and other notes and finance leases	6,194,996	129,319	75,920

Total managed	$8,952,044	$133,815	$87,168

Comprised of:
Receivables held in portfolio	$8,745,943
Sold:
Retail and other notes and finance leases	206,101

Total managed	$8,952,044

Non-Cash Retail Receivables Operating and Investing Activities

        Non-cash operating and investing activities include retail receivables of $342,267 that were exchanged for retained interests in sold receivables in 2009.

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
DEBT

NOTE 5: DEBT

        On July 16, 2012, the $583,250 Series 2009-1 Asset-Backed Notes were redeemed as scheduled.

        On July 23, 2012, the Company renewed and increased by $400,000 one of the U.S. wholesale committed asset-backed facilities, with a maturity date of April 22, 2013.

        On September 26, 2012, the Company, through a bankruptcy-remote trust, issued $752,148 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

        On September 27, 2012, the Company, through a bankruptcy-remote trust, sold C$450,000 ($458,728) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

        On September 27, 2012, the Company renewed its $1.2 billion U.S. Retail asset-backed committed facility which matures September 27, 2014.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding**	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Sep 2013	$1,200,000	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	153,262	—	140,472
Commercial Revolving Accounts	Oct 2012	200,000	166,800	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	85,506

Subtotal		3,417,250	2,049,712	277,760	1,089,778
Third Party Debt
Wholesale Term—U.S.	Various	803,250	803,250	—	—
Amortizing Retail Term ABS—N.A.	Various	5,013,006	1,730,937	3,282,069	—
Other ABS Financing—N.A.	Various	590,080	212,136	377,944	—

Subtotal		6,406,336	2,746,323	3,660,013	—
Unsecured Facility	2016	100,000	—	—	100,000
Unsecured Debt	2016	650,000	—	650,000	—

Total credit facilities and debt		$10,573,586	$4,796,035	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2011, for 2013 and thereafter is as follows:

2013	$1,459,352
2014	1,293,259
2015	916,722
2016	878,501
2017 and thereafter	39,939

Total	$4,587,773

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2010:

	2010
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Dec 2011	$1,200,000	$214,858	$—	$985,142
Retail—Canada	Various	399,543	31,235	92,693	275,615
Commercial Revolving Accounts	Oct 2011	225,000	176,300	—	48,700
Wholesale VFN—U.S.	Nov 2011	1,250,000	1,250,000	—	—
Wholesale VFN—Canada	Sep 2011	249,959	118,354	—	131,605

Subtotal		3,324,502	1,790,747	92,693	1,441,062
Third Party Debt
Wholesale Term—U.S.	Jul 2012	583,250	—	583,250	—
Wholesale Term—Canada	Dec 2012	325,976	—	325,976	—
Amortizing Retail Term ABS—N.A.	Various	4,549,302	1,756,740	2,792,562	—
Other ABS Financing—N.A	Various	577,861	328,445	249,416	—

Subtotal		6,036,389	2,085,185	3,951,204	—

Total credit facilities and debt		$9,360,891	$3,875,932	$4,043,897	$1,441,062

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

Committed Asset-Backed Facilities

        The Company has access to asset-backed commercial paper ("ABCP") facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of the facility, have later repurchased the receivables and either resold the receivables in the term ABS markets or found alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,493,734. Under the U.S. facility, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 6 years. The Company believes that it is probable that these receivables will be repurchased and resold in the public ABS markets. Borrowings against these facilities accrue interest at prevailing asset-backed commercial paper rates.

        The Company finances part of its wholesale receivable portfolios with the issue of Variable Funding Notes ("VFN"); these notes were privately subscribed by certain bank conduits. These notes accrue interest at prevailing asset-backed commercial paper rates.

Third Party Debt

        Borrowings under third-party debt are a combination of both fixed rate and floating rate borrowings that bear interest at LIBOR plus an applicable margin.

Unsecured Facility

        In July 2011, CNH Capital entered into a $100 million five-year unsecured revolving credit facility.

Unsecured Debt

        In July 2011, CNH Capital entered into a $150 million five-year unsecured term loan at a floating rate based on LIBOR plus an applicable margin (3.20% as of December 31, 2011) due 2016.

        In November 2011, CNH Capital issued $500 million of debt securities at an annual fixed rate of 6.25% due 2016.

Covenants

        The unsecured indenture, among other things, limits the Company's ability and the ability of its restricted subsidiaries to incur secured debt or enter into certain sale leaseback transactions and limits the Company's ability and the ability of the guarantors to consolidate, merge, convey, transfer or lease all or substantially all of CNH Capital's or the guarantors' properties and assets.

Interest Rates

        Borrowings against the ABCP facilities bear interest at prevailing ABCP rates. The weighted-average interest rate on total short-term debt outstanding at December 31, 2011 and 2010 was 1.89% and 2.37%, respectively. The weighted- average interest rate on total long-term debt outstanding at December 31, 2011 and 2010 was 2.32% and 2.41%, respectively. The average rate is calculated using the actual rates at December 31, 2011 and 2010, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other matters, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as at the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended September 30, 2012 and 2011 were 34.8% and 36.4%, respectively. The effective tax rate was 35.2% for the nine-month period ended September 30, 2012, compared to 36.4% for the same period in 2011. The lower rate in 2012 was due primarily to the geographic mix of earnings.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to the year-to-date federal, state and foreign income. The Company's provision for income taxes for the nine months ended September 30, 2012 reflects an estimated annual effective tax rate of 35.8% compared to 36.9% for the full year 2011. The decrease from the full-year 2011 effective tax rate is primarily due to changes in the geographic mix of pre-tax profits within North America. The 2012 estimated annual tax rate is expected to be slightly higher than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with higher rates, in addition to unfavorable changes in certain state income tax legislation.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc, a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Domestic	$243,365	$171,164	$103,587
Foreign	76,222	76,383	64,432

Income before taxes	$319,587	$247,547	$168,019

        The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Current income tax expense:
Domestic	$40,866	$31,395	$10,626
Foreign	18,432	4,907	25,664

Total current income tax expense	59,298	36,302	36,290

Deferred income tax expense (benefit):
Domestic	55,790	39,490	26,089
Foreign	2,965	9,275	(10,078)

Total deferred income tax expense	58,755	48,765	16,011

Total tax provision	$118,053	$85,067	$52,301

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	1.8	3.5	1.2
Tax contingencies	.5	(4.0)	(4.3)
Tax credits and incentives	(.2)	(.2)	(.4)
Tax rate and legislative changes	—	(.1)	.1
Other	(.2)	.2	(.5)

Total tax provision effective rate	36.9%	34.4%	31.1%

        The components of net deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Pension, postretirement and post employment benefits	$4,066	$4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527

Total deferred tax assets	$135,165	$148,988

Deferred tax liabilities:
Equipment on operating lease	$167,971	$121,605
Other	—	3,779

Total deferred tax liabilities	$167,971	$125,384

Net deferred tax (liability) asset, net(1)	$(32,806)	$23,604

(1)
The net deferred tax liability in 2011 is included in "Accounts payable and other accrued liabilities" and the net deferred tax asset in 2010 is included in "Other assets" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2011	2010	2009
Balance, beginning of year	$4,848	$15,385	$17,385
Additions based on tax positions related to the current year	2,239	—	1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements	—	(2,261)	—

Balance, end of year	$6,907	$4,848	$15,385

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $2,010.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2011, 2010, and 2009, the Company recognized approximately $352, ($17,580), and $5,652, respectively, in interest and penalties. The Company had approximately $3,233, $3,271, and $20,752 for the expected future payment of interest and penalties accrued at December 31, 2011, 2010, and 2009, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2002 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2011, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $5,000 to $6,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $267,300 of undistributed earnings of non-U.S. subsidiaries at December 31, 2011, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three and nine months ended September 30, 2012 and 2011. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,976.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three and nine months ended September 30, 2012 and 2011.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $3,714,822 and $1,602,710 at September 30, 2012 and December 31, 2011, respectively. The ten-month average notional amounts as of September 30, 2012 and 2011 were $3,195,415 and $4,804,355.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of September 30, 2012 and December 31, 2011 in the consolidated balance sheets are recorded as follows:

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the three and nine months ended September 30, 2012 and 2011 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of September 30, 2012 and December 31, 2011, retained interests in securitized assets are $8,373 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at September 30, 2012 and December 31, 2011:

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the nine months ended September 30, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

Fair Value of Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,086,786	$11,178,924	$9,386,549	$9,710,124
Affiliated debt	$1,147,864	$1,147,864	$819,270	$823,028
Long-term debt	$5,215,730	$5,334,273	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure financial instruments and certain other items at fair value. This fair value option would be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment, or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        The hierarchy of valuation techniques is based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

          Level 1— Quoted prices for identical instruments in active markets.

          Level 2— Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

          Level 3— Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate the description includes details of the valuation models, and the key inputs to those models as well as any significant assumptions.

Interest Rate Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate risk. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit and market risk for the interest rate hedges is reduced through diversification among counterparties with high credit ratings. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated as cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the anticipated issuance of short-term LIBOR based debt in future periods. Further, the Company uses these swaps to mitigate the risk of rising interest rates related to the variable-rate debt in certain ABS trusts associated with its retail securitization programs. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. The ineffectiveness is recorded in "Other expenses" in the consolidated statements of income. For the year ending December 31, 2009, the Company recorded losses of $13,392, related to the discontinuance of cash flow hedge accounting for instances where the forecasted transactions were no longer probable and are recorded in "Other expenses" in the consolidated statements of income. There were no such losses related to the discontinuance of cash flow hedge accounting for the years ended December 31, 2011 and 2010. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next twelve months is approximately $4,355.

        The Company also enters into offsetting interest rate derivatives with substantially similar terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's ABCP facilities and various ABS trusts. These facilities and trusts require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for 2011, 2010 and 2009.

        As a result of the accounting guidance adopted January 1, 2010, interest rate derivatives, which were held by SPEs are now consolidated, were recorded as part of the adoption adjustment. The table below summarizes the impact of the adoption specific to interest rate derivatives and the location on the balance sheet.

January 1, 2010
Other assets	$2,620
Accounts payable and other accrued liabilities	$24,316
Accumulated other comprehensive income (net of tax of $8,808)	$(14,168)

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input and can be compared to actively traded derivatives. The future notional of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,602,710 and $1,948,760 at December 31, 2011 and 2010, respectively.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's interest rate derivatives as of December 31, 2011 and 2010 in the consolidated balance sheets are recorded as follows:

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

        Pre-tax gains (losses) on the consolidated statements of income related to the Company's interest rate derivatives for the year ended December 31, 2011 and 2010 are recorded in the following accounts:

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Retained Interests in Securitized Assets

        Beginning January 1, 2010, with the adoption of the new accounting guidance related to VIEs, the Company reclassified the retained interests to receivables for transactions that were consolidated under this guidance. For transactions that were considered sales and are off-book, the Company carried the retained interest at estimated fair value, which it determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognized declines in the value of its retained interests, and resulting charges to income or equity, when their fair value was less than carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction was charged to equity. All other credit-related declines were charged to income. Assumptions used to determine fair values of retained interests were based on internal evaluations and, although the Company believed its methodology was reasonable, actual results could differ from its expectations. Retained interests in securitized assets are generally classified in Level 3 of the fair value hierarchy. As of December 31, 2011 and 2010, retained interests in securitized assets are $17,289 and $37,914, respectively.

        Key assumptions utilized in measuring the initial fair value of retained interests for securitizations completed during 2009 were as follows:

	Range	Weighted Average
Constant prepayment rate	15.00% - 20.00%	19.31%
Expected credit loss rate	0.59% - 1.50%	0.79%
Discount rate	9.00% - 17.00%	14.06%
Remaining maturity in months	13 - 32	25

        The fair value is compared to the carrying value of the retained interests. If changes in credit-related rates result in an excess of carrying value over fair value, an impairment of the retained interests is recorded with a corresponding offset to income. If changes in the discount rates result in an excess of carrying value over fair value, an impairment to the retained interest is recorded with the offset included in "Accumulated other comprehensive income" in the consolidated balance sheet. Based on this analysis, the Company reduced the carrying value of its retained interests by $37,468 in 2009.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010:

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Receivables	$9,386,549	$9,710,124	$8,627,213	$8,258,863
Short-term debt	4,796,035	4,796,035	3,875,932	3,799,842
Affiliated debt	819,270	823,028	1,567,107	1,587,538
Long-term debt	4,587,773	4,648,139	4,043,897	4,067,386

Financial Assets

        The fair value of receivables was based on discounting the estimated future payments at prevailing market rates.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.

SEGMENT AND GEOGRAPHICAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues
United States	$163,361	$158,757	$479,132	$476,411
Canada	49,015	48,542	143,530	144,393
Eliminations	(1,317)	—	(1,775)	—

Total	$211,059	$207,299	$620,887	$620,804

Interest expense
United States	$48,990	$49,299	$150,937	$155,893
Canada	13,841	14,509	41,242	47,221
Eliminations	(1,317)	—	(1,775)	—

Total	$61,514	$63,808	$190,404	$203,114

Segment profit
United States	$41,839	$37,309	$123,048	$113,975
Canada	15,112	15,548	46,038	42,900
Eliminations	—	—	—	(138)

Total	$56,951	$52,857	$169,086	$156,737

Depreciation and amortization
United States	$18,824	$19,328	$56,667	$60,575
Canada	8,442	8,681	24,558	25,004

Total	$27,266	$28,009	$81,225	$85,579

Expenditures for equipment on operating leases and for non-lease assets
United States	$100,607	$42,731	$231,908	$177,925
Canada	24,755	19,298	76,287	72,893

Total	$125,362	$62,029	$308,195	$250,818

Provision for credit losses
United States	$9,169	$7,735	$12,735	$12,895
Canada	2,911	449	3,083	548

Total	$12,080	$8,184	$15,818	$13,443

	As of September 30, 2012	As of December 31, 2011
Segment assets
United States	$10,653,656	$9,654,594
Canada	2,594,918	2,358,198
Eliminations	(222,750)	(111,641)

Total	$13,025,824	$11,901,151

Managed portfolio
United States	$9,132,370	$7,827,253
Canada	2,112,938	1,774,445

Total	$11,245,308	$9,601,698

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2011	2010	2009
Revenues
United States	$641,252	$681,698	$552,402
Canada	189,747	181,853	149,798

Total	$830,999	$863,551	$702,200

Interest expense
United States	$207,657	$255,316	$139,009
Canada	61,177	57,716	41,123

Total	$268,834	$313,032	$180,132

Segment profit
United States	$146,709	$100,291	$66,931
Canada	54,825	62,219	48,849

Total	$201,534	$162,510	$115,780

Depreciation and amortization
United States	$78,568	$90,041	$94,804
Canada	32,978	29,246	22,571

Total	$111,546	$119,287	$117,375

	2011	2010	2009
Expenditures for equipment on operating leases and for non-lease assets
United States	$292,823	$268,593	$210,811
Canada	93,538	88,309	49,236

Total	$386,361	$356,902	$260,047

Segment assets
United States	$9,654,594	$8,683,991	$3,617,870
Canada	2,358,198	2,307,319	1,304,919

Total	$12,012,792	$10,991,310	$4,922,789

Provision for credit losses
United States	$28,974	$74,370	$85,881
Canada	3,879	2,024	3,061

Total	$32,853	$76,394	$88,942

Managed Portfolio
United States	$7,827,253	$7,214,953	$6,923,772
Canada	1,774,445	1,737,091	1,643,332

Total	$9,601,698	$8,952,044	$8,567,104

	2011	2010	2009
Reconciliation:
Segment profit
Profit from segments	$201,534	$162,510	$115,780
Less: inter-segment balances	—	(30)	(62)

Total	$201,534	$162,480	$115,718

Segment assets
Assets from segments	$12,012,792	$10,991,310	$4,922,789
Less: inter-segment balances	(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries	(105,372)	(105,372)	(105,372)

Total	$11,901,151	$10,883,489	$4,814,279

RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 9: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $50,882 and $51,851 for the three months ended September 30, 2012 and 2011, respectively, and $155,856 and $164,967 for the nine months ended September 30, 2012 and 2011, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For the three months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $7,591 and $6,453, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized from CNH North America for these operating leases is $22,053 and $18,791, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the three months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $38,873 and $27,705, respectively, and for the nine months ended September 30, 2012 and 2011, the amount recognized by CNH North America for these wholesale receivables is $110,319 and $90,262, respectively.

        Accounts payable and other accrued liabilities of $83,656 and $24,221, respectively, as of September 30, 2012 and December 31, 2011, were payable to related parties.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amounts recognized from CNH North America for below-market interest rate financing are included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $216,544, $227,208 and $112,678 in 2011, 2010, and 2009, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. In 2011, 2010, and 2009, the amounts recognized from CNH North America for these operating leases is $26,518, $22,273, and $17,447, respectively, and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. In 2011, 2010, and 2009, the amount recognized by CNH North America for these wholesale receivables is $135,294, $115,352, and $44,216, respectively, and are included in "Interest and other income from affiliates". In 2009, $51,211 is included in "Gain on retail, wholesale and revolving credit notes sold" in the accompanying consolidated statements of income based on whether the receivables were retained or sold. No gains were reported in 2011 and 2010 due to the new accounting change.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Wholesale subsidy—CNH North America	$135,294	$115,353	$44,216
Wholesale subsidy—other affiliates	1,928	—	—
Retail subsidy—CNH North America	216,544	227,208	112,678
Operating lease subsidy—CNH North America	26,518	22,273	17,447
Lending funds—CNH North America	1,700	10,329	9,977
Lending funds—other affiliates	22	1,220	1,307

Total interest and other income from affiliates	$382,006	$376,383	$185,625

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2011 and 2010, the Company has various accounts and notes receivable and debt with the following affiliates:

	2011			2010
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	2.50%	—	$65,335	2.46%	—	$43,780
CNH Canada Ltd.	1.33%	—	115,816	3.30%	—	75,938
Other affiliates	2.50%	—	12,766	2.46%	—	13,701

Total affiliated receivables			$193,917			$133,419

Affiliated debt owed to:
CNH America	2.50% - 3.18%	Various	$525,927	2.46% - 4.44%	Various	$1,104,257
Fiat	3.38% - 7.00%	Various	293,343	4.38% - 7.00%	Various	462,850

Total affiliated debt			$819,270			$1,567,107

        As a consequence of the Fiat demerger, the credit facilities provided by Fiat treasury subsidiaries which were outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011. As a result of this assignment, the Company has no residual borrowing outstanding with Fiat treasury subsidiaries as of close of business January 1, 2011.

        Maturities of affiliated debt as of December 31, 2011, are as follows:

2012	$735,732
2013	62,487
2014	19,582
2015	1,469
2016 and thereafter	—

Total	$819,270

        Accounts payable and other accrued liabilities of $24,221 and $5,643, respectively, for the years ended December 31, 2011 and 2010, were payable to related parties. Interest expense to related affiliates was $44,645, $80,584 and $102,564, respectively, for the years ended December 31, 2011, 2010 and 2009.

        CNH Canada Ltd., an affiliated entity, owns 74,800,000 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $291,206. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2017.

Commitments

        At September 30, 2012, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on financial debt of various CNH European affiliates for approximately $292,300.

Commitments

        At December 31, 2011, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562

        The private label revolving charge accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America LLC and New Holland Credit Company, LLC, which are wholly-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are wholly-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and 2011. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Servicing fee income	—	21,185	29	(21,007)	207
Rental income on operating leases	—	20,314	13,360	—	33,674
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES:
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses (income)	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Servicing fee income	—	60,198	125	(59,522)	801
Rental income on operating leases	—	62,402	37,264	—	99,666
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES:
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses (income)	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Balance Sheets as of September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$170,923	$121,999	$—	$292,922
Restricted cash	—	100	675,038	—	675,138
Receivables, less allowance for credit losses	—	695,718	10,391,068	—	11,086,786
Retained interests in securitized receivables	—	5,583	7,106	(4,316)	8,373
Affiliated accounts and notes receivable	629,003	1,909,687	1,214,870	(3,737,609)	15,951
Equipment on operating leases, net	—	429,141	309,376	—	738,517
Equipment held for sale	—	15,102	5,082	—	20,184
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,700,202	—	(3,120,711)	—
Goodwill and intangible assets	—	84,212	36,651	—	120,863
Other assets	16,107	5,538	45,445	—	67,090

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$118,603	$4,675,484	$—	$4,794,087
Accounts payable and other accrued liabilities	15,730	2,243,707	1,123,575	(2,961,576)	421,436
Affiliated debt	9,731	1,051,123	867,359	(780,349)	1,147,864
Long-term debt	650,000	182,264	4,383,466	—	5,215,730

Total liabilities	675,461	3,595,697	11,049,884	(3,741,925)	11,579,117
STOCKHOLDER'S EQUITY	1,390,158	1,420,509	1,756,751	(3,120,711)	1,446,707

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$4,041	$55,093	$—	$59,134
Interest and other income from affiliates	—	40,244	85,848	(31,285)	94,807
Servicing fee income	—	18,600	97	(18,348)	349
Rental income on operating leases	—	22,859	11,516	—	34,375
Other income	—	7,626	11,008	—	18,634

Total revenues	—	93,370	163,562	(49,633)	207,299

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	1,430	50,992	—	53,695
Interest expense to affiliates	53	33,766	7,579	(31,285)	10,113

Total interest expense	1,326	35,196	58,571	(31,285)	63,808

Operating expenses:
Fees charged by affiliates	—	11,784	21,427	(18,348)	14,863
Provision for credit losses	—	3,663	4,521	—	8,184
Depreciation of equipment on operating leases	—	18,127	9,557	—	27,684
Other expenses	—	5,915	3,729	—	9,644

Total operating expenses	—	39,489	39,234	(18,348)	60,375

Total expenses	1,326	74,685	97,805	(49,633)	124,183

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,326)	18,685	65,757	—	83,116
Income tax (benefit) provision	(528)	6,397	24,390	—	30,259
Equity in income of consolidated subsidiaries accounted for under the equity method	53,360	41,072	—	(94,432)	—

NET INCOME	52,562	53,360	41,367	(94,432)	52,857
Net income attributed to noncontrolling interest	—	—	(295)	—	(295)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$52,562	$53,360	$41,072	$(94,432)	$52,562

COMPREHENSIVE INCOME	$10,800	$11,598	$547	$(11,850)	$11,095
Comprehensive income attributed to noncontrolling interest	—	—	(295)	—	(295)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$10,800	$11,598	$252	$(11,850)	$10,800

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$13,554	$163,259	$—	$176,813
Interest and other income from affiliates	—	111,554	258,969	(85,826)	284,697
Servicing fee income	—	53,356	441	(52,477)	1,320
Rental income on operating leases	—	64,062	39,767	—	103,829
Other income	—	22,018	32,127	—	54,145

Total revenues	—	264,544	494,563	(138,303)	620,804

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	(7,824)	173,759	—	167,208
Interest expense to affiliates	131	98,164	23,437	(85,826)	35,906

Total interest expense	1,404	90,340	197,196	(85,826)	203,114

Operating expenses:
Fees charged by affiliates	—	36,286	61,740	(52,477)	45,549
Provision (benefit) for credit losses	—	8,987	4,456	—	13,443
Depreciation of equipment on operating leases	—	50,966	33,665	—	84,631
Other expenses	—	22,701	4,866	—	27,567

Total operating expenses	—	118,940	104,727	(52,477)	171,190

Total expenses	1,404	209,280	301,923	(138,303)	374,304

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,404)	55,264	192,640	—	246,500
Income tax (benefit) provision	(559)	18,060	72,262	—	89,763
Equity in income of consolidated subsidiaries accounted for under the equity method	156,482	119,278	—	(275,760)	—

NET INCOME	155,637	156,482	120,378	(275,760)	156,737
Net income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$155,637	$156,482	$119,278	$(275,760)	$155,637

COMPREHENSIVE INCOME	$128,356	$129,201	$94,863	$(222,964)	$129,456
Comprehensive income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$128,356	$129,201	$93,763	$(222,964)	$128,356

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(153,125)	$94,757	$449,131	$18,117	$408,880

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,204,270)	(11,365,186)	8,771,781	(12,797,675)
Collections of receivables	—	10,381,039	10,129,970	(8,771,614)	11,739,395
Decrease in restricted cash	—	—	79,387	—	79,387
Purchase of equipment on operating leases, net	—	(91,559)	(2,015)	—	(93,574)
Other investing activities	—	(143)	—	—	(143)

Net cash from (used in) investing activities	—	85,067	(1,157,844)	167	(1,072,610)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,125	(314,056)	(44,272)	(18,284)	(373,487)
Net increase in indebtedness	150,000	91,134	606,980	—	848,114

Net cash from (used in) financing activities	153,125	(222,922)	562,708	(18,284)	474,627

DECREASE IN CASH AND CASH EQUIVALENTS	—	(43,098)	(146,005)	—	(189,103)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$157,189	$74,500	$—	$231,689

NOTE 14: CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Capital America LLC and New Holland Credit Company, LLC, which are wholly-owned subsidiaries of CNH Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Capital LLC. As the guarantees are full, unconditional, and joint and several and as the Guarantor Entities are wholly-owned by CNH Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2011 and 2010 and for the three years ended December 31, 2011. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment of retained interests	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to the noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Statements of Cash Flow for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash from (used in) investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of year	—	200,287	220,505	—	420,792

End of year	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail, wholesale and revolving credit notes sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to the noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Balance Sheets as of December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$200,287	$220,505	$—	$420,792
Restricted cash	—	100	773,154	—	773,254
Receivables, less allowance for credit losses	—	928,022	7,699,191	—	8,627,213
Retained interests in securitized receivables	—	19,641	21,495	(3,222)	37,914
Affiliated accounts and notes receivable	285	955,399	1,208,725	(2,030,990)	133,419
Equipment on operating leases, net	—	359,050	254,843	—	613,893
Equipment held for sale	—	33,132	13,264	—	46,396
Investments in consolidated subsidiaries accounted for under the equity method	1,100,219	1,408,487	—	(2,508,706)	—
Goodwill and intangible assets	—	84,656	36,368	—	121,024
Other assets	19	—	159,255	(49,690)	109,584

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$141,563	$3,734,369	$—	$3,875,932
Accounts payable and other accrued liabilities	18	1,281,528	351,271	(1,383,901)	248,916
Affiliated debt	6,269	1,286,329	974,510	(700,001)	1,567,107
Long-term debt	—	179,135	3,864,762	—	4,043,897

Total liabilities	6,287	2,888,555	8,924,912	(2,083,902)	9,735,852
STOCKHOLDER'S EQUITY	1,094,236	1,100,219	1,461,888	(2,508,706)	1,147,637

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

	Condensed Statements of Cash Flow for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal) of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	—	154,248	243,767	—	398,015

End of year	$—	$200,287	$220,505	$—	$420,792

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$37,686	$85,873	$—	$123,559
Interest and other income from affiliates	—	105,741	127,868	(47,984)	185,625
Gain on retail, wholesale and revolving credit notes sold	—	(18,326)	165,787	—	147,461
Servicing fee income	—	72,806	9,515	(24,380)	57,941
Rental income on operating leases	—	111,257	27,147	—	138,404
Other income	—	27,010	22,200	—	49,210

Total revenues	—	336,174	438,390	(72,364)	702,200

EXPENSES
Interest expense:
Interest expense to third parties	—	41,657	35,911	—	77,568
Interest expense to affiliates	110	105,731	44,707	(47,984)	102,564

Total interest expense	110	147,388	80,618	(47,984)	180,132

Operating expenses:
Fees charged by affiliates	—	55,769	25,803	(24,380)	57,192
Provision for credit losses	—	43,255	45,687	—	88,942
Other than temporary impairment of retained interests	—	—	37,468	—	37,468
Depreciation of equipment on operating leases	—	93,777	22,392	—	116,169
Other expenses	1	40,642	13,635	—	54,278

Total operating expenses	1	233,443	144,985	(24,380)	354,049

Total expenses	111	380,831	225,603	(72,364)	534,181

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(111)	(44,657)	212,787	—	168,019
Income tax (benefit) provision	(48)	(23,094)	75,443	—	52,301
Equity in income of consolidated subsidiaries accounted for under the equity method	113,339	134,902	—	(248,241)	—

NET INCOME	113,276	113,339	137,344	(248,241)	115,718
Net income attributed to the noncontrolling interest	—	—	(2,442)	—	(2,442)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$113,276	$113,339	$134,902	$(248,241)	$113,276

COMPREHENSIVE INCOME	$190,234	$190,297	$204,052	$(391,907)	$192,676
Comprehensive income attributed to noncontrolling interest	—	—	(2,442)	—	(2,442)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$190,234	$190,297	$201,610	$(391,907)	$190,234

	Condensed Statements of Cash Flow for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(107)	$497,582	$(376,800)	$85,161	$205,836

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,815,097)	(11,787,708)	9,015,698	(13,587,107)
Proceeds from sales and collections of receivables	—	11,311,608	13,320,491	(9,015,698)	15,616,401
Purchase of equipment on operating leases, net	—	(83,538)	(42,277)	—	(125,815)
Other investing activities	—	(45,423)	43,988	—	(1,435)

Net cash from (used in) investing activities	—	367,550	1,534,494	—	1,902,044

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	107	(717,462)	(279,867)	(80,402)	(1,077,624)
Net increase (decrease) in indebtedness	—	12,335	(664,017)	—	(651,682)
Issuance of common stock	—	—	4,759	(4,759)	—
Dividends to CNH America LLC	—	(150,000)	—	—	(150,000)

Net cash from (used in) financing activities	107	(855,127)	(939,125)	(85,161)	(1,879,306)

INCREASE IN CASH AND CASH EQUIVALENTS	—	10,005	218,569	—	228,574
CASH AND CASH EQUIVALENTS:
Beginning of year	—	144,243	25,198	—	169,441

End of year	$—	$154,248	$243,767	$—	$398,015

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 12: SUBSEQUENT EVENTS On October 18, 2012, CNH Capital completed an offering of $750,000 in aggregate principal amount of its 3.875% unsecured notes due 2015, issued at par.

NOTE 17: SUBSEQUENT EVENTS Subsequent events have been evaluated by management through March 29, 2012, the date of issuance of these financial statements.

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642

RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables
Summary of receivables

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

Schedule of aging of financing receivables

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

Schedule of average recorded investment in impaired receivables and the related interest income recognized

For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

Schedule of receivables on nonaccrual status

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives in the consolidated balance sheets

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

Schedule of location on consolidated statements of income and impact of derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	September 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,086,786	$11,178,924	$9,386,549	$9,710,124
Affiliated debt	$1,147,864	$1,147,864	$819,270	$823,028
Long-term debt	$5,215,730	$5,334,273	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues
United States	$163,361	$158,757	$479,132	$476,411
Canada	49,015	48,542	143,530	144,393
Eliminations	(1,317)	—	(1,775)	—

Total	$211,059	$207,299	$620,887	$620,804

Interest expense
United States	$48,990	$49,299	$150,937	$155,893
Canada	13,841	14,509	41,242	47,221
Eliminations	(1,317)	—	(1,775)	—

Total	$61,514	$63,808	$190,404	$203,114

Segment profit
United States	$41,839	$37,309	$123,048	$113,975
Canada	15,112	15,548	46,038	42,900
Eliminations	—	—	—	(138)

Total	$56,951	$52,857	$169,086	$156,737

Depreciation and amortization
United States	$18,824	$19,328	$56,667	$60,575
Canada	8,442	8,681	24,558	25,004

Total	$27,266	$28,009	$81,225	$85,579

Expenditures for equipment on operating leases and for non-lease assets
United States	$100,607	$42,731	$231,908	$177,925
Canada	24,755	19,298	76,287	72,893

Total	$125,362	$62,029	$308,195	$250,818

Provision for credit losses
United States	$9,169	$7,735	$12,735	$12,895
Canada	2,911	449	3,083	548

Total	$12,080	$8,184	$15,818	$13,443

	As of September 30, 2012	As of December 31, 2011
Segment assets
United States	$10,653,656	$9,654,594
Canada	2,594,918	2,358,198
Eliminations	(222,750)	(111,641)

Total	$13,025,824	$11,901,151

Managed portfolio
United States	$9,132,370	$7,827,253
Canada	2,112,938	1,774,445

Total	$11,245,308	$9,601,698

	2011	2010	2009
Revenues
United States	$641,252	$681,698	$552,402
Canada	189,747	181,853	149,798

Total	$830,999	$863,551	$702,200

Interest expense
United States	$207,657	$255,316	$139,009
Canada	61,177	57,716	41,123

Total	$268,834	$313,032	$180,132

Segment profit
United States	$146,709	$100,291	$66,931
Canada	54,825	62,219	48,849

Total	$201,534	$162,510	$115,780

Depreciation and amortization
United States	$78,568	$90,041	$94,804
Canada	32,978	29,246	22,571

Total	$111,546	$119,287	$117,375

	2011	2010	2009
Expenditures for equipment on operating leases and for non-lease assets
United States	$292,823	$268,593	$210,811
Canada	93,538	88,309	49,236

Total	$386,361	$356,902	$260,047

Segment assets
United States	$9,654,594	$8,683,991	$3,617,870
Canada	2,358,198	2,307,319	1,304,919

Total	$12,012,792	$10,991,310	$4,922,789

Provision for credit losses
United States	$28,974	$74,370	$85,881
Canada	3,879	2,024	3,061

Total	$32,853	$76,394	$88,942

Managed Portfolio
United States	$7,827,253	$7,214,953	$6,923,772
Canada	1,774,445	1,737,091	1,643,332

Total	$9,601,698	$8,952,044	$8,567,104

	2011	2010	2009
Reconciliation:
Segment profit
Profit from segments	$201,534	$162,510	$115,780
Less: inter-segment balances	—	(30)	(62)

Total	$201,534	$162,480	$115,718

Segment assets
Assets from segments	$12,012,792	$10,991,310	$4,922,789
Less: inter-segment balances	(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries	(105,372)	(105,372)	(105,372)

Total	$11,901,151	$10,883,489	$4,814,279

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Servicing fee income	—	21,185	29	(21,007)	207
Rental income on operating leases	—	20,314	13,360	—	33,674
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES:
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses (income)	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Servicing fee income	—	60,198	125	(59,522)	801
Rental income on operating leases	—	62,402	37,264	—	99,666
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES:
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses (income)	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$4,041	$55,093	$—	$59,134
Interest and other income from affiliates	—	40,244	85,848	(31,285)	94,807
Servicing fee income	—	18,600	97	(18,348)	349
Rental income on operating leases	—	22,859	11,516	—	34,375
Other income	—	7,626	11,008	—	18,634

Total revenues	—	93,370	163,562	(49,633)	207,299

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	1,430	50,992	—	53,695
Interest expense to affiliates	53	33,766	7,579	(31,285)	10,113

Total interest expense	1,326	35,196	58,571	(31,285)	63,808

Operating expenses:
Fees charged by affiliates	—	11,784	21,427	(18,348)	14,863
Provision for credit losses	—	3,663	4,521	—	8,184
Depreciation of equipment on operating leases	—	18,127	9,557	—	27,684
Other expenses	—	5,915	3,729	—	9,644

Total operating expenses	—	39,489	39,234	(18,348)	60,375

Total expenses	1,326	74,685	97,805	(49,633)	124,183

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,326)	18,685	65,757	—	83,116
Income tax (benefit) provision	(528)	6,397	24,390	—	30,259
Equity in income of consolidated subsidiaries accounted for under the equity method	53,360	41,072	—	(94,432)	—

NET INCOME	52,562	53,360	41,367	(94,432)	52,857
Net income attributed to noncontrolling interest	—	—	(295)	—	(295)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$52,562	$53,360	$41,072	$(94,432)	$52,562

COMPREHENSIVE INCOME	$10,800	$11,598	$547	$(11,850)	$11,095
Comprehensive income attributed to noncontrolling interest	—	—	(295)	—	(295)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$10,800	$11,598	$252	$(11,850)	$10,800

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$13,554	$163,259	$—	$176,813
Interest and other income from affiliates	—	111,554	258,969	(85,826)	284,697
Servicing fee income	—	53,356	441	(52,477)	1,320
Rental income on operating leases	—	64,062	39,767	—	103,829
Other income	—	22,018	32,127	—	54,145

Total revenues	—	264,544	494,563	(138,303)	620,804

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	(7,824)	173,759	—	167,208
Interest expense to affiliates	131	98,164	23,437	(85,826)	35,906

Total interest expense	1,404	90,340	197,196	(85,826)	203,114

Operating expenses:
Fees charged by affiliates	—	36,286	61,740	(52,477)	45,549
Provision (benefit) for credit losses	—	8,987	4,456	—	13,443
Depreciation of equipment on operating leases	—	50,966	33,665	—	84,631
Other expenses	—	22,701	4,866	—	27,567

Total operating expenses	—	118,940	104,727	(52,477)	171,190

Total expenses	1,404	209,280	301,923	(138,303)	374,304

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,404)	55,264	192,640	—	246,500
Income tax (benefit) provision	(559)	18,060	72,262	—	89,763
Equity in income of consolidated subsidiaries accounted for under the equity method	156,482	119,278	—	(275,760)	—

NET INCOME	155,637	156,482	120,378	(275,760)	156,737
Net income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$155,637	$156,482	$119,278	$(275,760)	$155,637

COMPREHENSIVE INCOME	$128,356	$129,201	$94,863	$(222,964)	$129,456
Comprehensive income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$128,356	$129,201	$93,763	$(222,964)	$128,356

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment of retained interests	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to the noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail, wholesale and revolving credit notes sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to the noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$37,686	$85,873	$—	$123,559
Interest and other income from affiliates	—	105,741	127,868	(47,984)	185,625
Gain on retail, wholesale and revolving credit notes sold	—	(18,326)	165,787	—	147,461
Servicing fee income	—	72,806	9,515	(24,380)	57,941
Rental income on operating leases	—	111,257	27,147	—	138,404
Other income	—	27,010	22,200	—	49,210

Total revenues	—	336,174	438,390	(72,364)	702,200

EXPENSES
Interest expense:
Interest expense to third parties	—	41,657	35,911	—	77,568
Interest expense to affiliates	110	105,731	44,707	(47,984)	102,564

Total interest expense	110	147,388	80,618	(47,984)	180,132

Operating expenses:
Fees charged by affiliates	—	55,769	25,803	(24,380)	57,192
Provision for credit losses	—	43,255	45,687	—	88,942
Other than temporary impairment of retained interests	—	—	37,468	—	37,468
Depreciation of equipment on operating leases	—	93,777	22,392	—	116,169
Other expenses	1	40,642	13,635	—	54,278

Total operating expenses	1	233,443	144,985	(24,380)	354,049

Total expenses	111	380,831	225,603	(72,364)	534,181

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(111)	(44,657)	212,787	—	168,019
Income tax (benefit) provision	(48)	(23,094)	75,443	—	52,301
Equity in income of consolidated subsidiaries accounted for under the equity method	113,339	134,902	—	(248,241)	—

NET INCOME	113,276	113,339	137,344	(248,241)	115,718
Net income attributed to the noncontrolling interest	—	—	(2,442)	—	(2,442)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$113,276	$113,339	$134,902	$(248,241)	$113,276

COMPREHENSIVE INCOME	$190,234	$190,297	$204,052	$(391,907)	$192,676
Comprehensive income attributed to noncontrolling interest	—	—	(2,442)	—	(2,442)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$190,234	$190,297	$201,610	$(391,907)	$190,234

Schedule of condensed balance sheets

	Condensed Balance Sheets as of September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$170,923	$121,999	$—	$292,922
Restricted cash	—	100	675,038	—	675,138
Receivables, less allowance for credit losses	—	695,718	10,391,068	—	11,086,786
Retained interests in securitized receivables	—	5,583	7,106	(4,316)	8,373
Affiliated accounts and notes receivable	629,003	1,909,687	1,214,870	(3,737,609)	15,951
Equipment on operating leases, net	—	429,141	309,376	—	738,517
Equipment held for sale	—	15,102	5,082	—	20,184
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,700,202	—	(3,120,711)	—
Goodwill and intangible assets	—	84,212	36,651	—	120,863
Other assets	16,107	5,538	45,445	—	67,090

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$118,603	$4,675,484	$—	$4,794,087
Accounts payable and other accrued liabilities	15,730	2,243,707	1,123,575	(2,961,576)	421,436
Affiliated debt	9,731	1,051,123	867,359	(780,349)	1,147,864
Long-term debt	650,000	182,264	4,383,466	—	5,215,730

Total liabilities	675,461	3,595,697	11,049,884	(3,741,925)	11,579,117
STOCKHOLDER'S EQUITY	1,390,158	1,420,509	1,756,751	(3,120,711)	1,446,707

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$200,287	$220,505	$—	$420,792
Restricted cash	—	100	773,154	—	773,254
Receivables, less allowance for credit losses	—	928,022	7,699,191	—	8,627,213
Retained interests in securitized receivables	—	19,641	21,495	(3,222)	37,914
Affiliated accounts and notes receivable	285	955,399	1,208,725	(2,030,990)	133,419
Equipment on operating leases, net	—	359,050	254,843	—	613,893
Equipment held for sale	—	33,132	13,264	—	46,396
Investments in consolidated subsidiaries accounted for under the equity method	1,100,219	1,408,487	—	(2,508,706)	—
Goodwill and intangible assets	—	84,656	36,368	—	121,024
Other assets	19	—	159,255	(49,690)	109,584

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$141,563	$3,734,369	$—	$3,875,932
Accounts payable and other accrued liabilities	18	1,281,528	351,271	(1,383,901)	248,916
Affiliated debt	6,269	1,286,329	974,510	(700,001)	1,567,107
Long-term debt	—	179,135	3,864,762	—	4,043,897

Total liabilities	6,287	2,888,555	8,924,912	(2,083,902)	9,735,852
STOCKHOLDER'S EQUITY	1,094,236	1,100,219	1,461,888	(2,508,706)	1,147,637

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(153,125)	$94,757	$449,131	$18,117	$408,880

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,204,270)	(11,365,186)	8,771,781	(12,797,675)
Collections of receivables	—	10,381,039	10,129,970	(8,771,614)	11,739,395
Decrease in restricted cash	—	—	79,387	—	79,387
Purchase of equipment on operating leases, net	—	(91,559)	(2,015)	—	(93,574)
Other investing activities	—	(143)	—	—	(143)

Net cash from (used in) investing activities	—	85,067	(1,157,844)	167	(1,072,610)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,125	(314,056)	(44,272)	(18,284)	(373,487)
Net increase in indebtedness	150,000	91,134	606,980	—	848,114

Net cash from (used in) financing activities	153,125	(222,922)	562,708	(18,284)	474,627

DECREASE IN CASH AND CASH EQUIVALENTS	—	(43,098)	(146,005)	—	(189,103)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$157,189	$74,500	$—	$231,689

	Condensed Statements of Cash Flow for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash from (used in) investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of year	—	200,287	220,505	—	420,792

End of year	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Cash Flow for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal) of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	—	154,248	243,767	—	398,015

End of year	$—	$200,287	$220,505	$—	$420,792

	Condensed Statements of Cash Flow for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(107)	$497,582	$(376,800)	$85,161	$205,836

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,815,097)	(11,787,708)	9,015,698	(13,587,107)
Proceeds from sales and collections of receivables	—	11,311,608	13,320,491	(9,015,698)	15,616,401
Purchase of equipment on operating leases, net	—	(83,538)	(42,277)	—	(125,815)
Other investing activities	—	(45,423)	43,988	—	(1,435)

Net cash from (used in) investing activities	—	367,550	1,534,494	—	1,902,044

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	107	(717,462)	(279,867)	(80,402)	(1,077,624)
Net increase (decrease) in indebtedness	—	12,335	(664,017)	—	(651,682)
Issuance of common stock	—	—	4,759	(4,759)	—
Dividends to CNH America LLC	—	(150,000)	—	—	(150,000)

Net cash from (used in) financing activities	107	(855,127)	(939,125)	(85,161)	(1,879,306)

INCREASE IN CASH AND CASH EQUIVALENTS	—	10,005	218,569	—	228,574
CASH AND CASH EQUIVALENTS:
Beginning of year	—	144,243	25,198	—	169,441

End of year	$—	$154,248	$243,767	$—	$398,015

BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 02, 2012 Master services agreement	Sep. 30, 2012 Fiat Industrial	Dec. 31, 2011 Fiat Industrial	Jan. 02, 2011 Fiat Industrial
Basis of Presentation
Ownership interest in CNH		88.00%	88.00%	89.00%
Period of agreement	5 years
Prepayment from counterparty	$ 35,000
Restricted cash and unearned finance charges transferred to counterparty	$ 26,009

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation adjustment	$ 68,528	$ 43,836	$ 55,848
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)	(5,006)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234	5,836
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)	(11,036)
Total	55,625	28,716	45,642
Tax on pension liability adjustment	3,095	3,267	3,089
Tax on unrealized gains on retained interests	1,148	1,959	3,698
Tax on unrealized loss on derivative financial instruments	$ 5,206	$ 6,957	$ 6,532

RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables
Gross receivables	$ 11,185,137	$ 9,521,410				$ 8,774,871
Less: Unearned finance charges		(28,188)				(28,928)
Less: Allowance for credit losses	(98,351)	(106,673)	(89,086)	(95,835)	(96,129)	(118,730)	(132,271)
Total receivables, net	11,086,786	9,386,549				8,627,213
Restricted Receivables	10,343,322	8,566,514				7,809,232
Off-Book Receivables	60,171	108,476				206,101
Retained Interests	8,373	17,289				37,914
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3
Wholesale receivables
Receivables
Gross receivables	59,166	87,600				63,117
Restricted Receivables	3,848,662	2,884,516				2,693,931
Retail receivables
Receivables
Gross receivables	628,760	731,807				619,933
Restricted Receivables	6,247,563	5,454,279				4,921,898
Off-Book Receivables	60,171	108,476				206,101
Retained Interests	8,373	17,289				37,914
Finance leases
Receivables
Gross receivables	60,303	53,391				150,472
Restricted Receivables	26,423	47,000
Restricted receivables
Receivables
Gross receivables	10,343,322	8,566,514				7,809,232
Other notes
Receivables
Gross receivables	93,586	82,098				132,117
Commercial revolving account receivables
Receivables
Restricted Receivables	$ 220,674	$ 180,719				$ 193,403
Period of original term of asset-backed facility	2 years	2 years

RECEIVABLES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 89,086	$ 96,129	$ 106,673	$ 118,730	$ 118,730	$ 132,271
Charge-offs	(5,017)	(10,072)	(30,812)	(41,953)	(53,153)	(94,201)
Recoveries	2,021	2,336	6,504	7,047	9,728	8,066
Provision	12,080	8,184	15,818	13,443	32,853	76,394
Foreign currency translation and other	181	(742)	168	(1,432)	(1,485)	(3,800)
Ending balance	98,351	95,835	98,351	95,835	106,673	118,730
Ending balance: individually evaluated for impairment	39,137	51,851	39,137	51,851	52,980	69,797
Ending balance: collectively evaluated for impairment	59,214	43,984	59,214	43,984	53,693	48,933
Receivables:
Total Receivables	11,185,137	9,704,243	11,185,137	9,704,243	9,493,222	8,745,943
Ending balance: individually evaluated for impairment	133,417	126,924	133,417	126,924	130,629	158,408
Ending balance: collectively evaluated for impairment	11,051,720	9,577,319	11,051,720	9,577,319	9,362,593	8,587,535
Retail
Allowance for credit losses:
Beginning balance	67,463	65,426	83,233	73,123	73,123
Charge-offs	(3,067)	(6,261)	(24,456)	(20,281)	(27,770)
Recoveries	1,063	1,522	3,942	4,321	5,850
Provision	6,765	5,934	9,524	10,220	33,353
Foreign currency translation and other	68	(597)	49	(1,359)	(1,323)
Ending balance	72,292	66,024	72,292	66,024	83,233
Ending balance: individually evaluated for impairment	27,878	40,453	27,878	40,453	42,879	42,465
Ending balance: collectively evaluated for impairment	44,414	25,571	44,414	25,571	40,354	30,658
Receivables:
Total Receivables	6,963,049	5,989,675	6,963,049	5,989,675	6,258,289	5,708,497
Ending balance: individually evaluated for impairment	51,482	71,961	51,482	71,961	73,920	96,399
Ending balance: collectively evaluated for impairment	6,911,567	5,917,714	6,911,567	5,917,714	6,184,369	5,612,098
Wholesale
Allowance for credit losses:
Beginning balance	11,444	16,298	12,163	31,148	31,148
Charge-offs	(98)	(1,412)	(136)	(11,594)	(12,613)
Recoveries	64	39	166	360	447
Provision	3,596	821	2,808	(4,215)	(6,801)
Foreign currency translation and other	69	(86)	74	(39)	(18)
Ending balance	15,075	15,660	15,075	15,660	12,163
Ending balance: individually evaluated for impairment	11,259	11,285	11,259	11,285	10,101	27,222
Ending balance: collectively evaluated for impairment	3,816	4,375	3,816	4,375	2,062	3,926
Receivables:
Total Receivables	3,907,828	3,388,203	3,907,828	3,388,203	2,972,116	2,757,048
Ending balance: individually evaluated for impairment	81,935	54,761	81,935	54,761	56,444	61,609
Ending balance: collectively evaluated for impairment	3,825,893	3,333,442	3,825,893	3,333,442	2,915,672	2,695,439
Other
Allowance for credit losses:
Beginning balance	10,179	14,405	11,277	14,459	14,459
Charge-offs	(1,852)	(2,399)	(6,220)	(10,078)	(12,770)
Recoveries	894	775	2,396	2,366	3,431
Provision	1,719	1,429	3,486	7,438	6,301
Foreign currency translation and other	44	(59)	45	(34)	(144)
Ending balance	10,984	14,151	10,984	14,151	11,277
Ending balance: individually evaluated for impairment		113		113		110
Ending balance: collectively evaluated for impairment	10,984	14,038	10,984	14,038	11,277	14,349
Receivables:
Total Receivables	314,260	326,365	314,260	326,365	262,817	280,398
Ending balance: individually evaluated for impairment		202		202	265	400
Ending balance: collectively evaluated for impairment	$ 314,260	$ 326,163	$ 314,260	$ 326,163	$ 262,552	$ 279,998

RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Gross receivables	$ 11,185,137	$ 9,493,222	$ 9,704,243	$ 8,745,943
Wholesale
Financing receivable, recorded investment
Gross receivables	3,907,828	2,972,116	3,388,203	2,757,048
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,378,678	1,662,920		1,333,589
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,117,692	897,914		829,490
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	270,211	287,793		415,262
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	141,247	123,489		178,707
Retail
Financing receivable, recorded investment
Gross receivables	6,963,049	6,258,289	5,989,675	5,708,497
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	3,715,869	3,195,785		2,551,419
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	1,956,881	1,837,604		1,780,518
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,084,300	999,950		1,039,255
Retail | Silver
Financing receivable, recorded investment
Gross receivables	186,932	197,108		269,422
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	$ 19,067	$ 27,842		$ 67,883

RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Total Past Due		$ 76,058		$ 133,815
Total Receivables	11,185,137	9,493,222	9,704,243	8,745,943
Retail
Financing receivable, recorded investment
30-59 Days Past Due	24,908	25,097		42,063
60-89 Days Past Due	7,502	7,075		15,777
Greater Than 90 Days	28,225	31,473		59,234
Total Past Due	60,635	63,645		117,074
Current	6,902,414	6,194,644		5,591,423
Total Receivables	6,963,049	6,258,289	5,989,675	5,708,497
Recorded Investment > 90 Days and Accruing	3,655	3,334		7,813
Retail | United States
Financing receivable, recorded investment
30-59 Days Past Due	22,336	21,547		36,504
60-89 Days Past Due	7,021	6,100		13,548
Greater Than 90 Days	28,042	30,720		56,230
Total Past Due	57,399	58,367		106,282
Current	5,675,427	5,162,963		4,584,352
Total Receivables	5,732,826	5,221,330		4,690,634
Recorded Investment > 90 Days and Accruing	3,636	3,257		6,349
Retail | Canada
Financing receivable, recorded investment
30-59 Days Past Due	2,572	3,550		5,559
60-89 Days Past Due	481	975		2,229
Greater Than 90 Days	183	753		3,004
Total Past Due	3,236	5,278		10,792
Current	1,226,987	1,031,681		1,007,071
Total Receivables	1,230,223	1,036,959		1,017,863
Recorded Investment > 90 Days and Accruing	19	77		1,464
Wholesale
Financing receivable, recorded investment
30-59 Days Past Due	1,339	1,289		1,553
60-89 Days Past Due	35	1,981		145
Greater Than 90 Days	1,155	1,105		2,798
Total Past Due	2,529	4,375		4,496
Current	3,905,299	2,967,741		2,752,552
Total Receivables	3,907,828	2,972,116	3,388,203	2,757,048
Recorded Investment > 90 Days and Accruing	441	418		199
Wholesale | United States
Financing receivable, recorded investment
30-59 Days Past Due	1,137	1,232		969
60-89 Days Past Due	32	1,967		145
Greater Than 90 Days	1,130	818		2,608
Total Past Due	2,299	4,017		3,722
Current	3,064,380	2,266,517		2,073,777
Total Receivables	3,066,679	2,270,534		2,077,499
Recorded Investment > 90 Days and Accruing	439	362		175
Wholesale | Canada
Financing receivable, recorded investment
30-59 Days Past Due	202	57		584
60-89 Days Past Due	3	14
Greater Than 90 Days	25	287		190
Total Past Due	230	358		774
Current	840,919	701,224		678,775
Total Receivables	841,149	701,582		679,549
Recorded Investment > 90 Days and Accruing	$ 2	$ 56		$ 24

RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	10 months	10 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income			120 days		120 days
United States
Interest Income Recognized
Receivables on nonaccrual status	$ 113,771		$ 113,771		$ 107,966	$ 111,643
Canada
Interest Income Recognized
Receivables on nonaccrual status	5,713		5,713		1,923	2,068
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	38,150		38,150		54,798	49,881
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	164		164		676	1,540
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	75,621		75,621		53,168	61,762
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	5,549		5,549		1,247	528
Individually evaluated for impairment | Retail
Recorded Investment
Total	51,482		51,482		73,920	96,399
Unpaid Principal Balance
Total	46,401		46,401		68,459	90,381
Related Allowance	27,878		27,878		42,879	42,465
Average Recorded Investment
Total	53,590	74,131	53,991	71,961	85,094
Interest Income Recognized
Total	632	1,058	1,875	2,326	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	4,408		4,408		6,805	9,609
With an allowance recorded	47,074		47,074		66,747	84,312
Unpaid Principal Balance
With no related allowance recorded	4,300		4,300		6,791	7,634
With an allowance recorded	42,101		42,101		61,300	80,815
Related Allowance	27,878		27,878		42,861	42,138
Average Recorded Investment
With no related allowance recorded	4,585	3,960	4,433	4,212	2,741
With an allowance recorded	49,005	67,853	49,558	65,338	81,927
Interest Income Recognized
With no related allowance recorded	147	152	411	441	390
With an allowance recorded	485	881	1,464	1,798	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded					303	1,790
With an allowance recorded					65	688
Unpaid Principal Balance
With no related allowance recorded					303	1,244
With an allowance recorded					65	688
Related Allowance					18	327
Average Recorded Investment
With no related allowance recorded		1,975		2,065	355
With an allowance recorded		343		346	71
Interest Income Recognized
With no related allowance recorded		25		78	9
With an allowance recorded				9	9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	81,935		81,935		56,444	61,609
Unpaid Principal Balance
Total	81,170		81,170		54,415	62,290
Related Allowance	11,259		11,259		10,101	27,222
Average Recorded Investment
Total	79,128	56,755	72,718	58,448	68,234
Interest Income Recognized
Total	551	492	1,569	1,565	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	76,304		76,304		55,167	61,078
Unpaid Principal Balance
With an allowance recorded	75,621		75,621		53,168	61,762
Related Allowance	9,450		9,450		9,690	26,700
Average Recorded Investment
With an allowance recorded	73,473	56,588	66,461	58,258	64,061
Interest Income Recognized
With an allowance recorded	528	486	1,381	1,548	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	5,631		5,631		1,277	531
Unpaid Principal Balance
With an allowance recorded	5,549		5,549		1,247	528
Related Allowance	1,809		1,809		411	522
Average Recorded Investment
With an allowance recorded	5,655	167	6,257	190	4,173
Interest Income Recognized
With an allowance recorded	$ 23	$ 6	$ 188	$ 17	$ 153

RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 Retail and finance lease item	Dec. 31, 2011 Retail and finance lease item	Sep. 30, 2011 Retail and finance lease item	Sep. 30, 2012 Wholesale item	Dec. 31, 2011 Wholesale item	Sep. 30, 2011 Wholesale item
Troubled Debt Restructurings
Number of contracts			1,100	2,500	1,500	5	5	5
Pre-modification value			$ 37,350	$ 82,700	$ 39,780	$ 21,623	$ 15,000	$ 21,000
Post-modification value			34,833	53,300	37,555	20,274	15,000	21,000
Number of cases in which the court has determined the concession	632	625
Pre-modification value for cases in which the court has determined the concession			11,568		9,007
Post-modification value for cases in which the court has determined the concession			$ 9,853		$ 7,920

DEBT (Details)	Jul. 16, 2012 Series 2009-1 Asset-Backed Notes USD ($)	Sep. 30, 2012 Asset-backed notes USD ($)	Sep. 30, 2012 Asset-backed notes U.S. retail loan contracts USD ($)	Jul. 23, 2012 U.S. wholesale committed asset-backed facility USD ($) item	Sep. 30, 2012 Canadian retail committed asset-backed facility USD ($)	Sep. 30, 2012 Canadian retail committed asset-backed facility CAD
Debt
Debt issued		$ 1,200,000,000	$ 752,148,000	$ 400,000,000	$ 458,728,000	450,000,000
Number of facilities renewed				1
Amount of debt redeemed	$ 583,250,000

INCOME TAXES (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective tax rate (as a percent)	34.80%	36.40%	35.20%	36.40%	36.90%	34.40%	31.10%
U.S. federal corporate income tax rate (as a percent)			35.00%		35.00%	35.00%	35.00%
Estimated
Effective tax rate (as a percent)			35.80%

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships			55 months		55 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	$ 3,976		$ 3,976		$ 4,355
Total notional amount of interest rate derivatives	3,714,822		3,714,822		1,602,710	1,948,760
Ten-month average notional amount of interest rate derivatives			3,195,415	4,804,355
Derivative assets designated as hedging instruments, classified in other assets					80	741
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities					19	5,375
Derivative assets not designated as hedging instruments, classified in other assets	3,864		3,864		3,518	6,888
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,864		3,864		3,585	7,250
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities	32		32
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,896		3,896		3,585
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	39	(10,498)	(326)	(19,067)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses	(2)	(77)	20	(245)	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges		(83)	(48)	(720)	(751)
Foreign exchange contracts, other expenses, not designated as hedges	$ 32		$ 32

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities
Foreign exchange contracts	$ 32
Recurring | Level 2
Assets
Interest rate derivatives	3,864	3,438	7,629
Total assets	3,864	3,438	7,629
Liabilities
Interest rate derivatives	3,864	3,459	7,250
Foreign exchange contracts	32
Total liabilities	3,896	3,459	7,250
Recurring | Level 3
Assets
Interest rate derivatives		160
Retained interests	8,373	17,289	37,914
Total assets	8,373	17,449	37,914
Liabilities
Interest rate derivatives		145	5,375
Total liabilities		145	5,375
Recurring | Total
Assets
Interest rate derivatives	3,864	3,598	7,629
Retained interests	8,373	17,289	37,914
Total assets	12,237	20,887	45,543
Liabilities
Interest rate derivatives	3,864	3,604	12,625
Foreign exchange contracts	32
Total liabilities	$ 3,896	$ 3,604	$ 12,625

FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 17,289	$ 37,914	$ 37,914	$ 968,371
Total gains or losses (realized/unrealized) included in earnings	912	1,763	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	830	(616)	1,183	5,706
Settlements	(10,658)	(22,115)	(22,107)	(67,954)
Balance at the end of the period	8,373	16,946	17,289	37,914
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period	15	(5,375)	(5,375)	(1,645)
Total gains or losses (realized/unrealized) included in earnings	65	4,930	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(80)
Balance at the end of the period		$ (445)	$ 15	$ (5,375)

FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,086,786	$ 9,386,549	$ 8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,086,786	9,386,549	8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables		9,710,124	8,258,863
Affiliated debt		823,028	1,587,538
Long-term debt		4,648,139	4,067,386
Estimated Fair Value | Level 2
Financial Instruments Not Carried at Fair Value
Receivables	11,178,924	9,710,124
Affiliated debt	1,147,864	823,028
Long-term debt	$ 5,334,273	$ 4,648,139

SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment And Geographical Information
Revenues	$ 211,059	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 218,867	$ 218,781	$ 212,808	$ 213,095	$ 620,887	$ 620,804	$ 830,999	$ 863,551	$ 702,200
Interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Segment profit	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Depreciation and amortization												111,546	119,287	117,375
Expenditures for equipment on operating leases and for non-lease assets												386,361	356,902	260,047
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio		9,601,698				8,952,044						9,601,698	8,952,044	8,567,104
Reportable segment
Segment And Geographical Information
Revenues	211,059		207,299							620,887	620,804
Interest expense	61,514		63,808							190,404	203,114
Segment profit	56,951		52,857							169,086	156,737	201,534	162,510	115,780
Depreciation and amortization	27,266		28,009							81,225	85,579
Expenditures for equipment on operating leases and for non-lease assets	125,362		62,029							308,195	250,818
Provision for credit losses	12,080		8,184							15,818	13,443
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio	11,245,308	9,601,698								11,245,308		9,601,698
United States
Segment And Geographical Information
Revenues	163,361		158,757							479,132	476,411	641,252	681,698	552,402
Interest expense	48,990		49,299							150,937	155,893	207,657	255,316	139,009
Segment profit	41,839		37,309							123,048	113,975	146,709	100,291	66,931
Depreciation and amortization	18,824		19,328							56,667	60,575	78,568	90,041	94,804
Expenditures for equipment on operating leases and for non-lease assets	100,607		42,731							231,908	177,925	292,823	268,593	210,811
Provision for credit losses	9,169		7,735							12,735	12,895	28,974	74,370	85,881
Additional disclosures
Segment assets	10,653,656	9,654,594				8,683,991				10,653,656		9,654,594	8,683,991	3,617,870
Managed portfolio	9,132,370	7,827,253				7,214,953				9,132,370		7,827,253	7,214,953	6,923,772
Canada
Segment And Geographical Information
Revenues	49,015		48,542							143,530	144,393	189,747	181,853	149,798
Interest expense	13,841		14,509							41,242	47,221	61,177	57,716	41,123
Segment profit	15,112		15,548							46,038	42,900	54,825	62,219	48,849
Depreciation and amortization	8,442		8,681							24,558	25,004	32,978	29,246	22,571
Expenditures for equipment on operating leases and for non-lease assets	24,755		19,298							76,287	72,893	93,538	88,309	49,236
Provision for credit losses	2,911		449							3,083	548	3,879	2,024	3,061
Additional disclosures
Segment assets	2,594,918	2,358,198				2,307,319				2,594,918		2,358,198	2,307,319	1,304,919
Managed portfolio	2,112,938	1,774,445				1,737,091				2,112,938		1,774,445	1,737,091	1,643,332
Eliminations
Segment And Geographical Information
Revenues	(1,317)									(1,775)
Interest expense	(1,317)									(1,775)
Segment profit											(138)		30	62
Additional disclosures
Segment assets	$ (222,750)	$ (111,641)								$ (222,750)		$ (111,641)

RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 CNH North America	Sep. 30, 2011 CNH North America	Sep. 30, 2012 CNH North America	Sep. 30, 2011 CNH North America
Related party transactions
Interest income on retail and other receivables and finance leases				$ 50,882	$ 51,851	$ 155,856	$ 164,967
Rental income on operating leases				7,591	6,453	22,053	18,791
Interest income on wholesale receivables				38,873	27,705	110,319	90,262
Accounts payable and other accrued liabilities to related parties	$ 83,656	$ 24,221	$ 5,643

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 291,206	$ 292,300
Commercial Revolving Accounts
Commitments
Total credit limit	3,777,225	3,668,743
Utilized	310,689	265,177
Unfunded Commitment	3,466,536	3,403,566
Wholesale and dealer financing
Commitments
Total credit limit	5,285,100	4,930,074
Utilized	3,840,444	2,866,512
Unfunded Commitment	$ 1,444,656	$ 2,063,562

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses (income)	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax (benefit) provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477	44,409	52,562	50,253	52,822	45,858	57,965	24,394	32,402	167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,499		11,095							195,995	129,456	184,608	191,496	192,676
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
CNH Capital LLC
Interest expense:
Interest expense to third parties	10,860		1,273							31,468	1,273	8,184
Interest expense to affiliates	83		53							228	131	190	155	110
Total interest expense	10,943		1,326							31,696	1,404	8,374	155	110
Operating expenses:
Other expenses (income)												1	1	1
Total operating expenses												1	1	1
Total expenses	10,943		1,326							31,696	1,404	8,375	156	111
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)		(1,326)							(31,696)	(1,404)	(8,375)	(156)	(111)
Income tax (benefit) provision	(4,287)		(528)							(12,420)	(559)	(3,282)	(62)	(48)
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME	56,477		52,562							167,860	155,637	200,046	160,619	113,276
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477		52,562							167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,025		10,800							194,769	128,356	183,120	189,635	190,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,650		4,041							9,402	13,554	17,089	22,272	37,686
Interest and other income from affiliates	46,382		40,244							130,291	111,554	153,927	153,814	105,741
Servicing fee income	21,185		18,600							60,198	53,356	72,087	68,145	72,806
Rental income on operating leases	20,314		22,859							62,402	64,062	85,346	105,844	111,257
Other income	8,823		7,626							22,590	22,018	29,237	30,695	27,010
Total revenues	99,354		93,370							284,883	264,544	357,686	380,808	336,174
Interest expense:
Interest expense to third parties	1,294		1,430							4,705	(7,824)	(755)	20,296	41,657
Interest expense to affiliates	37,314		33,766							102,682	98,164	131,869	121,999	105,731
Total interest expense	38,608		35,196							107,387	90,340	131,114	142,295	147,388
Operating expenses:
Fees charged by affiliates	12,239		11,784							38,515	36,286	50,055	50,613	55,769
Provision for credit losses	3,735		3,663							(10,294)	8,987	31,463	70,981	43,255
Depreciation of equipment on operating leases	15,963		18,127							49,636	50,966	66,279	87,838	93,777
Other expenses (income)	6,521		5,915							21,688	22,701	29,213	27,208	40,642
Total operating expenses	38,458		39,489							99,545	118,940	177,040	236,640	233,443
Total expenses	77,066		74,685							206,932	209,280	308,154	378,935	380,831
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	22,288		18,685							77,951	55,264	49,532	1,873	(44,657)
Income tax (benefit) provision	9,152		6,397							30,913	18,060	18,830	1,303	(23,094)
Equity in income of consolidated subsidiaries accounted for under the equity method	49,997		41,072							140,098	119,278	174,437	160,143	134,902
NET INCOME	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,133		53,360							187,136	156,482	205,139	160,713	113,339
COMPREHENSIVE INCOME	89,681		11,598							214,045	129,201	188,213	189,729	190,297
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	89,681		11,598							214,045	129,201	188,213	189,729	190,297
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	59,066		55,093							169,170	163,259	221,241	245,279	85,873
Interest and other income from affiliates	88,636		85,848							263,369	258,969	346,146	306,906	127,868
Servicing fee income	29		97							125	441	514	1,419	9,515
Rental income on operating leases	13,360		11,516							37,264	39,767	52,383	35,145	27,147
Other income	8,718		11,008							28,287	32,127	41,950	44,555	22,200
Total revenues	169,809		163,562							498,215	494,563	662,234	633,304	438,390
Interest expense:
Interest expense to third parties	39,948		50,992							127,120	173,759	216,760	212,152	35,911
Interest expense to affiliates	9,112		7,579							26,890	23,437	30,653	42,767	44,707
Total interest expense	49,060		58,571							154,010	197,196	247,413	254,919	80,618
Operating expenses:
Fees charged by affiliates	23,680		21,427							68,202	61,740	83,744	77,075	25,803
Provision for credit losses	8,345		4,521							26,112	4,456	1,390	5,413	45,687
Depreciation of equipment on operating leases	11,058		9,557							30,779	33,665	44,035	30,010	22,392
Other expenses (income)	1,637		3,729							4,497	4,866	6,437	15,949	13,635
Total operating expenses	44,720		39,234							129,590	104,727	136,391	132,555	144,985
Total expenses	93,780		97,805							283,600	301,923	383,804	387,474	225,603
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	76,029		65,757							214,615	192,640	278,430	245,830	212,787
Income tax (benefit) provision	25,558		24,390							73,291	72,262	102,505	83,826	75,443
NET INCOME	50,471		41,367							141,324	120,378	175,925	162,004	137,344
Net income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,997		41,072							140,098	119,278	174,437	160,143	134,902
COMPREHENSIVE INCOME	72,498		547							163,693	94,863	160,064	188,666	204,052
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	72,024		252							162,467	93,763	158,576	186,805	201,610
Eliminations
REVENUES
Interest and other income from affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Servicing fee income	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total revenues	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Interest expense:
Interest expense to affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Total interest expense	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Operating expenses:
Fees charged by affiliates	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total operating expenses	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total expenses	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Equity in income of consolidated subsidiaries accounted for under the equity method	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
COMPREHENSIVE INCOME	(161,705)		(11,850)							(376,512)	(222,964)	(346,789)	(376,534)	(391,907)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (161,705)		$ (11,850)							$ (376,512)	$ (222,964)	$ (346,789)	$ (376,534)	$ (391,907)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill and intangible assets	120,863	120,089		121,024
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
Stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	13,025,824	11,901,151		10,883,489
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	629,003	641,566		285
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,203,432		1,100,219
Other assets	16,107	13,588		19
TOTAL	2,065,619	1,858,586		1,100,523
LIABILITIES:
Accounts payable and other accrued liabilities	15,730	6,777		18
Affiliated debt	9,731	9,453		6,269
Long-term debt	650,000	650,000
Total liabilities	675,461	666,230		6,287
Stockholder's equity	1,390,158	1,192,356		1,094,236
TOTAL	2,065,619	1,858,586		1,100,523
Guarantor Entities
ASSETS
Cash and cash equivalents	170,923	306,208	157,189	200,287	154,248	144,243
Restricted cash	100	100		100
Receivables, less allowance for credit losses	695,718	834,392		928,022
Retained interests in securitized receivables	5,583	6,464		19,641
Affiliated accounts and notes receivable	1,909,687	1,184,507		955,399
Equipment on operating leases, net	429,141	377,294		359,050
Equipment held for sale	15,102	27,106		33,132
Investments in consolidated subsidiaries accounted for under the equity method	1,700,202	1,567,061		1,408,487
Goodwill and intangible assets	84,212	84,720		84,656
Other assets	5,538	33,283
TOTAL	5,016,206	4,421,135		3,988,774
LIABILITIES:
Short-term debt, including current maturities of long-term debt	118,603	160,200		141,563
Accounts payable and other accrued liabilities	2,243,707	2,265,212		1,281,528
Affiliated debt	1,051,123	602,960		1,286,329
Long-term debt	182,264	189,331		179,135
Total liabilities	3,595,697	3,217,703		2,888,555
Stockholder's equity	1,420,509	1,203,432		1,100,219
TOTAL	5,016,206	4,421,135		3,988,774
All Other Subsidiaries
ASSETS
Cash and cash equivalents	121,999	287,885	74,500	220,505	243,767	25,198
Restricted cash	675,038	767,259		773,154
Receivables, less allowance for credit losses	10,391,068	8,552,157		7,699,191
Retained interests in securitized receivables	7,106	15,103		21,495
Affiliated accounts and notes receivable	1,214,870	1,436,347		1,208,725
Equipment on operating leases, net	309,376	270,323		254,843
Equipment held for sale	5,082	5,025		13,264
Goodwill and intangible assets	36,651	35,369		36,368
Other assets	45,445	95,236		159,255
TOTAL	12,806,635	11,464,704		10,386,800
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,675,484	4,635,835		3,734,369
Accounts payable and other accrued liabilities	1,123,575	528,047		351,271
Affiliated debt	867,359	930,430		974,510
Long-term debt	4,383,466	3,748,442		3,864,762
Total liabilities	11,049,884	9,842,754		8,924,912
Stockholder's equity	1,756,751	1,621,950		1,461,888
TOTAL	12,806,635	11,464,704		10,386,800
Eliminations
ASSETS
Retained interests in securitized receivables	(4,316)	(4,278)		(3,222)
Affiliated accounts and notes receivable	(3,737,609)	(3,068,503)		(2,030,990)
Investments in consolidated subsidiaries accounted for under the equity method	(3,120,711)	(2,770,493)		(2,508,706)
Other assets				(49,690)
TOTAL	(6,862,636)	(5,843,274)		(4,592,608)
LIABILITIES:
Accounts payable and other accrued liabilities	(2,961,576)	(2,349,208)		(1,383,901)
Affiliated debt	(780,349)	(723,573)		(700,001)
Total liabilities	(3,741,925)	(3,072,781)		(2,083,902)
Stockholder's equity	(3,120,711)	(2,770,493)		(2,508,706)
TOTAL	$ (6,862,636)	$ (5,843,274)		$ (4,592,608)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 510,526	$ 408,880	$ 465,102	$ 357,027	$ 205,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(13,864,075)	(12,797,675)	(18,036,908)	(15,733,642)	(13,587,107)
Collections of receivables	12,237,921	11,739,395	17,217,638	15,431,514	7,813,701
Decrease in restricted cash	97,290	79,387	1,986	(146,348)	37,749
Purchase of equipment on operating leases, net	(163,207)	(93,574)	(148,336)	(131,041)	(125,815)
Other investing activities	(151)	(143)	1,053	(1,199)	(1,435)
Net cash from (used in) investing activities	(1,692,222)	(1,072,610)	(966,553)	(556,891)	1,902,044
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	324,771	(373,487)	(742,510)	(555,950)	(1,077,624)
Net increase in indebtedness	555,754	848,114	1,502,262	1,073,591	(651,682)
Net cash from (used in) financing activities	880,525	474,627	674,752	222,641	(1,879,306)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(301,171)	(189,103)	173,301	22,777	228,574
CASH AND CASH EQUIVALENTS:
Beginning of period	594,093	420,792	420,792	398,015	169,441
End of period	292,922	231,689	594,093	420,792	398,015
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(278)	(153,125)	(653,183)	(155)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	3,125	3,183	155	107
Net increase in indebtedness		150,000	650,000
Net cash from (used in) financing activities	278	153,125	653,183	155	107
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(580,853)	94,757	859,941	692,810	497,582
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(11,104,286)	(10,204,270)	(14,454,152)	(12,375,373)	(10,815,097)
Collections of receivables	11,251,988	10,381,039
Purchase of equipment on operating leases, net	(101,483)	(91,559)	(84,523)	14,365	(83,538)
Other investing activities	(151)	(143)	(933)	(1,199)	(45,423)
Net cash from (used in) investing activities	46,068	85,067	(14,484)	(42,050)	367,550
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	448,164	(314,056)	(683,368)	(314,591)	(717,462)
Net increase in indebtedness	(48,664)	91,134	28,832	4,870	12,335
Net cash from (used in) financing activities	399,500	(222,922)	(739,536)	(604,721)	(855,127)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(135,285)	(43,098)	105,921	46,039	10,005
CASH AND CASH EQUIVALENTS:
Beginning of period	306,208	200,287	200,287	154,248	144,243
End of period	170,923	157,189	306,208	200,287	154,248
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	1,034,918	449,131	235,827	(275,287)	(376,800)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,802,889)	(11,365,186)	(15,762,983)	(13,766,266)	(11,787,708)
Collections of receivables	11,028,995	10,129,970
Decrease in restricted cash	97,290	79,387
Purchase of equipment on operating leases, net	(61,724)	(2,015)	(63,813)	(145,406)	(42,277)
Other investing activities			1,986		43,988
Net cash from (used in) investing activities	(1,738,328)	(1,157,844)	(953,124)	(514,841)	1,534,494
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(66,894)	(44,272)	(38,753)	(220,583)	(279,867)
Net increase in indebtedness	604,418	606,980	823,430	1,068,721	(664,017)
Net cash from (used in) financing activities	537,524	562,708	784,677	766,866	(939,125)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(165,886)	(146,005)	67,380	(23,262)	218,569
CASH AND CASH EQUIVALENTS:
Beginning of period	287,885	220,505	220,505	243,767	25,198
End of period	121,999	74,500	287,885	220,505	243,767
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	56,739	18,117	22,517	(60,341)	85,161
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	10,043,100	8,771,781	12,180,227	10,407,997	9,015,698
Collections of receivables	(10,043,062)	(8,771,614)
Net cash from (used in) investing activities	38	167	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(56,777)	(18,284)	(23,572)	(20,931)	(80,402)
Net cash from (used in) financing activities	$ (56,777)	$ (18,284)	$ (23,572)	$ 60,341	$ (85,161)

SUBSEQUENT EVENTS (Details) (Subsequent event, 3.875% unsecured notes due 2015, USD $)	0 Months Ended
Oct. 18, 2012
Subsequent event | 3.875% unsecured notes due 2015
Subsequent event
Debt issued	$ 750,000
Interest rate (as a percent)	3.88%